AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 31, 2002

                                                            File No. 033 - 85982
                                                             File No. 811 - 8846

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                       POST-EFFECTIVE AMENDMENT NO. 16 |X|

                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                              AMENDMENT NO. 17 |X|


                            FIRST FOCUS FUNDS, INC. *
               (Exact name of registrant as specified in charter)
                            One First National Center
                              Omaha, NE 68102-1596
               (Address of Principal Executive Offices) (Zip Code)
        Registrant's Telephone Number, including Area Code (402) 341-0500


                                   Meg Davies,


                            One First National Center
                              Omaha, NE 68102-1596
                     (Name and Address of Agent for Service)


                                    Copy to:
                              Donald F. Burt, Esq.
              Cline, Williams, Wright, Johnson & Oldfather, L.L.P.
                             1900 U.S. Bank Building
                              233 South 13th Street

                                Lincoln, NE 68508

    It is proposed that this filing become effective (check appropriate box)


             |X| immediately upon filing pursuant to paragraph (b)

                     |_| on [date] pursuant to paragraph (b)
               |_| 60 days after filing pursuant to paragraph (a)


               |_| 75 days after filing pursuant to paragraph (a)


              |_| on [date] pursuant to paragraph (a) of Rule 485.

*     Formerly First Omaha Funds, Inc.

PROSPECTUS

CLASS A SHARES

CLASS B SHARES


JULY 31, 2002


First Focus U.S. Government Money Market Fund

First Focus Income Fund

First Focus Nebraska Tax-Free Fund

First Focus Colorado
Tax-Free Fund

First Focus Core Equity Fund

First Focus Growth Opportunities Fund

First Focus Small Company Fund




                                   FIRST FOCUS

                                      FUNDS

                           Value. Stability. Service.

                               Notice to Investors



                        Shares of First Focus Funds are:

                                NOT FDIC INSURED

                        May lose value    No bank guarantee

An investment in the U.S. Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

First Focus Funds are distributed by an independent third party, SEI Investments Distribution Co.

These pages are followed by a Prospectus which describes in detail the Funds' objectives, investment policies, risks, fees and other matters of interest. Please read it carefully before investing.

PROSPECTUS

FIRST FOCUS FUNDS(SM)



A Family of Mutual Funds

o First Focus U.S. Government Money Market Fund

o First Focus Income Fund

o First Focus Nebraska Tax-Free Fund

o First Focus Colorado Tax-Free Fund

o First Focus Core Equity Fund

o First Focus Growth Opportunities Fund

o First Focus Small Company Fund



Prospectus


July 31, 2002

First Focus Funds, Inc. (the "Company") is a family of eleven mutual funds (the "Funds"). Some of the Funds have several classes of shares. This Prospectus describes the Class A and Class B Shares of the Money Market Fund, the Income Fund, the Core Equity Fund, the Growth Opportunities Fund and the Small Company Fund, and the Class A Shares of the Nebraska Tax-Free Fund and Colorado Tax-Free Fund.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, the First National Bank of Omaha, First National Colorado, Inc., their parent, First National of Nebraska, Inc., or any of their affiliates. Shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. An investment in a Fund involves certain investment risks, including the possible loss of principal.


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

The Funds

Principal investment strategies and risks, expenses and performance

First Focus U.S. Government
Money Market Fund                                         2

First Focus Income Fund                                   5

First Focus Nebraska Tax-Free Fund                        9

First Focus Colorado Tax-Free Fund                       13

First Focus Core Equity Fund                             16

First Focus Growth Opportunities Fund                    20

First Focus Small Company Fund                           24
--------------------------------------------------------------------------------

Your Investment

Buying and selling shares, account policies and management

Buying Shares                                            28

Selling Shares                                           31

Exchanging Shares                                        32

Transaction Policies                                     32


Dividends and Taxes                                      34


Management of the Company                                35


Financial Highlights                                     38
--------------------------------------------------------------------------------


For more information                             Back cover

PROSPECTUS


FIRST FOCUS U.S. GOVERNMENT MONEY MARKET FUND



Objective

The investment objective of the Money Market Fund is maximum current income while preserving capital and maintaining liquidity.

Principal Investment
Strategies and Risks

Principal investments

The Money Market Fund invests only in U.S. dollar-denominated instruments that the adviser determines present minimal credit risks. They must be rated at purchase in one of the two highest rating categories of a national rating organization, or if unrated, considered at purchase to be of comparable quality by the Fund's investment adviser. The Fund will invest no more than 5% of its assets in securities rated in the second highest category.

All securities in which the Fund invests mature within 397 calendar days. The dollar-weighted average maturity of the Fund's securities will not exceed 90 days.

The Fund may invest in:

o U.S. Treasury obligations, offering varied interest rates, maturities, and times of issuance. These include "stripped" obligations such as Treasury Receipts, representing either future interest or principal payments.

o obligations issued and/or guaranteed by agencies or instrumentalities of the U.S. government. The Fund may invest not only in obligations of certain agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the U.S. government, but also in such obligations that are supported only by the issuer's right to borrow from the U.S. Treasury (such as those of the Federal National Mortgage Association), by the discretionary authority of the U.S. government to purchase the agency's obligations (such as those of the Student Loan Marketing Association and the Federal Home Loan Banks), or by the credit of the instrumentality (such as those of the Federal Farm Credit Banks). The Fund will invest in the obligations of such agencies or instrumentalities only when the Fund's investment adviser determines that they present minimal credit risk.

o repurchase agreements.

Principal risks


Preservation of value. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


Interest rate. Changes in interest rates affect the value of the Fund's debt securities, including securities issued or guaranteed by the U.S. government or other government agencies. The rate of income on Fund shares will vary from day to day so that dividends on your investment will vary. The Fund is subject to interest rate risk; when interest rates increase, fixed income securities will decline in value.

Derivative risks. Stripped securities are issued at a discount to their face value and may be more volatile than ordinary debt securities because of the way their principal and interest are returned to investors.

Lending risks. If the seller of a repurchase agreement defaults, the Fund may be exposed to possible loss because of adverse market conditions or a delay in selling the underlying securities to another person.

Government securities. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

Performance History

The bar chart and table below show the Fund's annual returns and its long-term performance. The bar chart shows you how the Fund's performance has varied from year-to-year and the table shows the Fund's average annual returns. The variability of performance over time provides an indication of the risks of investing in the Fund. As with all mutual funds, past performance is no guarantee of future results.


The following bar chart shows changes in the performance of the Fund's Class A Shares for the years presented. Class A Shares were instituted on July 31, 2001. In the bar chart performance results prior to July 31, 2001 are for the Fund's Institutional Class, which is not offered in this Prospectus. The performance results have been adjusted for the total annual operating expenses applicable to the Class A Shares. The chart does not reflect sales charges, which would decrease the returns shown below.

--------------------------------------------------------------------------------
                   Year-by-Year Total Returns - Class A Shares
--------------------------------------------------------------------------------
                            as of 12/31 each year (%)

[BAR CHART]
1992     3.02
1993     2.31
1994     3.31
1995     5.08
1996     4.55
1997     4.64
1998     4.52
1999     4.38
2000     5.62
2001     3.45

The Fund's total return for the six-month period ended June 30, 2002 was 0.76%.

--------------------------------------------------------------------------------
            Best Quarter                       Worst Quarter
--------------------------------------------------------------------------------
          December 31, 2000                  December 31, 2001

                1.44%                              0.55%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       Average Annual Total Return as of 12/31/01
--------------------------------------------------------------------------------

                       1 Year                  5 Years                 10 Years

U.S. Government
Money Market Fund
   Class A Shares      3.45%                   4.52%                   4.08%
--------------------------------------------------------------------------------

U.S. Government
Money Market Fund
   Class B Shares      2.49%                   3.73%                   3.30%
--------------------------------------------------------------------------------

The performance information stated above, from January 1, 1992 through April 9, 1995, relates to a predecessor mutual fund, First Omaha U.S. Government Obligations Fund. The predecessor had investment objectives, policies and restrictions that were equivalent in all material respects to those of the Fund. The predecessor was managed by First National Bank of Omaha, a division of which manages the Fund. The Fund acquired all of the net assets of the predecessor mutual fund on April 9, 1995.


The Class A and Class B Shares were instituted on July 31, 2001. The total returns shown above are for the Fund's Institutional Class, but have been adjusted to reflect the total annual operating expenses applicable to Class A and Class B Shares, respectively, and, with respect to the average total return table only, the maximum sales charge (as to Class A Shares) and the maximum contingent deferred sales charge (as to Class B Shares). Institutional Class Shares are not offered in this Prospectus. The investment returns of the Class A and Class B Shares would have been substantially similar to the Institutional Class because each class invests in the same portfolio of securities.

If you would like to know the current seven-day yield for the Fund, call the Fund's toll-free number, 1-800-662-4203.

Expenses


This table describes the fees and expenses you may pay if you buy and hold Class A and Class B Shares of the Fund. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund's share price.


-------------------------------------------------------------------------------
                                    Fee Table
-------------------------------------------------------------------------------

U.S. Government Money Market Fund

Annual Fund Operating Expenses (% of average net assets)

Shareholder Fees (fees paid directly from your investment)

                                                                                       Class A Shares        Class B Shares
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                                             None                 None
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load) (as percentage of net asset value)*                     None                 5.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                  None                 None
and other Distributions (as a percentage of offering price)

Redemption Fee (as a percentage of amount redeemed, if applicable)                           None                 None

Exchange Fee                                                                                 None                 None
------------------------------------------------------------------------------------------------------------------------------------

* This sales charge is imposed if you sell Class B Shares within 1 year of your purchase and decreases over time depending on how long you own your shares. See "Buying, Selling and Exchanging Shares."

Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets)


                                             Class A Shares     Class B Shares

Management Fees(1)                                  0.25%           0.25%

Distribution and Service (12b-1) Fees               0.25%           1.00%

Other Expenses(1)(2)                                0.03%           0.26%

Total Annual Portfolio Expense(1)                   0.53%           1.51%
--------------------------------------------------------------------------------

(1) The table above reflects all fees the Fund's service providers are entitled to receive during the fiscal year ended March 31, 2002 pursuant to their contracts with the Fund or others. However, certain service providers will voluntarily waive a portion of their respective fees. Taking these waivers into account, the actual Management Fees for the fiscal year ended March 31, 2002 were 0.13% and Other Expenses for the fiscal year ended March 31, 2002 were 0.11% and 0.19% for the Class A and Class B Shares, respectively. Due to the low level of assets during the previous fiscal year, Other Expenses have been estimated. The actual Total Fund Operating Expenses for the fiscal year ended March 31, 2002 were 0.49% for Class A Shares and 1.32% for Class B Shares. These waivers by the service providers are voluntary and therefore may be eliminated at any time.

(2) "Other Expenses" include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees.


The example below is intended to help you compare the cost of investing in the Class A and Class B Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund's operating expenses remain the same. Because actual return and expenses will be different, this example is for comparison only.

If you sell your fund shares at the end of the period:


                                                                       1 Year       3 Years      5 Years      10 Years
----------------------------------------------------------------------------------------------------------------------
Class A Shares                                                         $ 54         $170         $  296       $  665

Class B Shares                                                         $654         $777         $1,024       $1,536

If you do not sell your fund shares at the end of the period:


                                                                       1 Year        3 Years     5 Years    10 Years
----------------------------------------------------------------------------------------------------------------------
Class A Shares                                                         $ 54          $170        $  296       $  665

Class B Shares                                                         $159          $477        $  824       $1,536

PROSPECTUS

FIRST FOCUS INCOME FUND



Objective

This Fund seeks to maximize current income consistent with the preservation of capital.

Principal Investment
Strategies and Risks

Principal investments

Under normal market conditions, the Fund intends to invest primarily all, but must invest at least 65%, of its assets in fixed income securities, consisting of:

o bonds, notes and debentures from a wide range of U.S. corporate issuers;

o mortgage-related securities;

o state, municipal or industrial revenue bonds;

o obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;

o fixed income securities that can be converted into or exchanged for common stock; or

o repurchase agreements.

The Fund seeks to maintain a dollar-weighted average portfolio maturity of four years or more under normal market conditions. To calculate maturity, the adviser uses each instrument's ultimate maturity date, or the probable date of a call, refunding or redemption provision, or other maturity-shortening device. For securities expected to be repaid before their maturity date (such as mortgage-backed securities), the adviser uses the effective maturity, which is shorter than the stated maturity.


The Fund also seeks to maintain an average portfolio duration comparable to the Lehman U.S. Aggregate Bond Index average duration. Duration is an indicator of the expected volatility of a bond position in response to changes in interest rates. In calculating duration, the Fund measures the average time required to receive all cash flows associated with those debt securities--representing payments of principal and interest--by considering the timing, frequency and amount of payment expected from each portfolio debt security. The lower the duration, the less likelihood the investment will be volatile. For example, on June 30, 2002 the average duration of the Lehman U.S. Aggregate Bond Index was
4.29. By comparison, on the same date the duration of a 30-year U.S. Treasury Bond bearing interest at 5.375% was 14.10.


The fixed income securities in which the Fund invests will be "investment grade," which means they will be:

o rated at purchase within the four highest ratings of a nationally recognized rating organization, such as Moody's Investors Service, Inc. and Standard & Poor's Corporation; or

o if unrated, considered at purchase by the Fund's investment adviser to be of comparable quality.

Mortgage-related securities. Under normal market conditions, the Fund will invest no more than 50% of its value in mortgage-related securities, which are backed by obligations such as:

o conventional 30-year fixed rate mortgages:

o 15-year mortgages; or

o adjustable-rate mortgages.

Mortgage-related securities are pass-through securities--an interest in a pool or pools of mortgage obligations. The cash flow from the mortgage obligations is "passed through" to the securities' holders as periodic payments of interest, principal and prepayments (net of service fees).

Other mortgage securities the Fund may purchase include collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs), some of which are issued privately. CMOs may be collateralized by whole mortgage loans or, more typically, by portfolios of pass-through securities guaranteed by the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Federal National Mortgage Association.

Principal Risks


The value of the Fund's shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money.


General market risks. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the adviser won't accurately predict the direction of these and other factors and, as a result, the adviser's investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

Interest rate risk. Changes in interest rates affect the value of the Fund's debt securities, including securities issued or guaranteed by the U.S. government or other government agencies. When interest rates rise, the value of the Fund's securities and its shares will decline. A change in interest rates will also affect the amount of income the Fund generates.

Credit risk. The value of the Fund's fixed income securities is affected by the issuer's continued ability to make interest and principal payments. The Fund could lose money if the issuers cannot meet their financial obligation or go bankrupt.

Securities rated in the lowest of the investment grade categories (e.g., Baa or BBB) are considered more speculative than higher rated securities. Their issuers may not be as financially strong as those of higher rated bonds and may be more vulnerable to periods of economic uncertainty or downturn.

If the seller of a repurchase agreement defaults, the Fund may be exposed to possible loss because of adverse market conditions or a delay in selling the underlying securities to another person.

Reinvestment risk. When interest rates decline, cash flows from maturing securities may have to be reinvested at a lower rate.

Prepayment risk. Mortgage- and asset-backed securities involve prepayment risk, which is the risk that the underlying mortgages or other debts may be refinanced or paid off before they mature during a period of declining interest rates. That will tend to lower the Fund's return and could result in losses to the Fund if it acquired some securities at a premium. Due to prepayments and the need to reinvest principal payments at current rates, mortgage-related securities may be less effective than bonds at maintaining yields when interest rates decline. Mortgage-related securities may be more volatile than other fixed income securities.

Extension risk. Conversely, during periods of rising interest rates, the rate of prepayments of mortgage- and asset-backed securities may be slower than estimated, causing the Fund to miss the opportunity to reinvest assets at higher rates.

Performance History


The bar chart and table below show the Fund's annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year-to-year. The table compares the Fund's performance over time to that of the Lehman U.S. Aggregate Bond Index. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

The following bar chart shows changes in the performance of the Fund's Class A Shares for the years presented. Class A Shares were instituted on July 31, 2001. In the bar chart performance results prior to July 31, 2001 are for the Fund's Institutional Class, which is not offered in this Prospectus. The performance results have been adjusted for the total annual operating expenses applicable to the Class A Shares. The chart does not reflect sales charges, which would decrease the returns shown below.

--------------------------------------------------------------------------------
                   Year-by-Year Total Returns - Class A Shares
--------------------------------------------------------------------------------
                            as of 12/31 each year (%)

[BAR CHART]

1992     6.10
1993     8.89
1994    (4.50)
1995    17.48
1996     1.22
1997     8.73
1998     8.37
1999    (4.98)
2000     9.82
2001     6.80

The Fund's total return for the six-month period ended June 30, 2002 was 4.39%.

--------------------------------------------------------------------------------
            Best Quarter                       Worst Quarter
--------------------------------------------------------------------------------

            June 30, 1995                     March 31, 1994

                6.05%                             -3.22%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   Average Annual Total Return as of 12/31/01
--------------------------------------------------------------------------------

                                                     1 Year            5 Years          10 Years
------------------------------------------------------------------------------------------------
Income Fund
   Class A Shares

   Return Before Taxes                               1.99%             4.63%            5.10%

   Return After Taxes on Distributions(1)            N.A.              N.A.             N.A.

   Return After Taxes on Distributions and
   Sale of Fund Shares(2)                            N.A.              N.A.             N.A.

Income Fund
   Class B Shares
   Return Before Taxes                               1.55%             4.63%            4.86%

Lehman U.S. Aggregate
   Bond Index (reflects no deduction
      for fees, expenses or taxes) (3)               8.42%             7.43%            7.23%
------------------------------------------------------------------------------------------------

(1) (2) After tax return information is not available for the Class A Shares as this class has less than a full calendar year of performance.

(3) The Lehman U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to make a direct investment in an index.

The above performance information of this Fund reflects the performance of the Fund's predecessor common trust fund for all periods prior to March 9, 2001. The common trust fund had investment objectives, policies and restrictions that were equivalent in all material respects to those of the Fund, and was managed by First National Bank of Omaha, a division of which manages the Fund. The Fund commenced business on March 9, 2001. The bar chart and table above include information regarding the common trust fund's operations for periods before March 9, 2001, as adjusted to reflect the higher expenses (before any waivers or reimbursements) incurred by the Funds. The common trust fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that are imposed by that Act. If the common trust fund had been registered, its performance might have been adversely affected. The Class A Shares were instituted on July 31, 2001. The total returns shown above prior to July 31, 2001 are for the Fund's Institutional Class, but have been adjusted to reflect the maximum sales charge and total annual operating expenses applicable to Class A Shares. Institutional Class Shares are not offered in this Prospectus. The investment returns of the Class A Shares would have been substantially similar to the Institutional Class because each class invests in the same portfolio of securities.


Expenses


This table describes the fees and expenses you may pay if you buy and hold Class A and Class B Shares of the Fund. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund's share price.


--------------------------------------------------------------------------------
                                    Fee Table
--------------------------------------------------------------------------------

Income Fund
Annual Fund Operating Expenses (% of average net assets)

Shareholder Fees (fees paid directly from your investment)

                                                                                          Class A Shares     Class B Shares
Maximum Sales Charge (Load) Imposed on Purchases                                               4.50%              None
(as a percentage of offering price)*

Maximum Deferred Sales Charge (Load) (as percentage of net asset value)*                       None               5.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                    None               None
and other Distributions (as a percentage of offering price)

Redemption Fee (as a percentage of amount redeemed, if applicable)                             None               None

Exchange Fee                                                                                   None               None
---------------------------------------------------------------------------------------------------------------------------

 * This sales charge varies depending upon how much you invest. See "Buying, Selling and Exchanging Shares"

** This sales charge is imposed if you sell Class B Shares within 1 year of your purchase and decreases over time depending on how long you own your shares. See "Buying, Selling and Exchanging Shares"

Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets)


                                             Class A Shares     Class B Shares

Management Fees(1)                                 0.60%           0.60%

Distribution and Service (12b-1) Fees              0.25%           1.00%

Other Expenses(1) (2)                              0.36%           0.33%
Total Annual Portfolio Expense(1)                  1.21%           1.93%
--------------------------------------------------------------------------------

(1) The table above reflects all fees the Fund's service providers were entitled to receive during the fiscal year ended March 31, 2002 pursuant to their contracts with the Fund or others. However, certain service providers voluntarily waived a portion of their respective fees. Taking these waivers into account, the actual Management Fees for the fiscal year ended March 31, 2002 were 0.40% and Other Expenses for the fiscal year ended March 31, 2002 were 0.33% and 0.30% for the Class A and Class B Shares, respectively. The actual Total Fund Operating Expenses for the fiscal year ended March 31, 2002 were 0.98% for Class A Shares and 1.70% for Class B Shares. These waivers by the service providers are voluntary and therefore may be eliminated at any time.

(2) "Other Expenses" include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees.


The example below is intended to help you compare the cost of investing in the Class A and Class B Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund's operating expenses remain the same. Because actual return and expenses will be different, this example is for comparison only.

If you sell your fund shares at the end of the period:


                                                                       1 Year        3 Years        5 Years       10 Years
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares                                                          $568          $817          $1,085         $1,850

Class B Shares                                                          $196          $606          $1,042         $2,067

If you do not sell your fund shares at the end of the period:

                                                                       1 Year        3 Years        5 Years       10 Years
------------------------------------------------------------------------------------------------------------------------------------

Class A Shares                                                          $568          $817          $1,085         $1,850

Class B Shares                                                          $696          $906          $1,242         $2,067

PROSPECTUS

FIRST FOCUS NEBRASKA TAX-FREE FUND



Objective

This Fund seeks as high a level of current income exempt from both federal and Nebraska income tax as is consistent with preservation of capital.

Principal Investment
Strategies and Risks

Principal investments

Under normal market conditions, the Fund invests primarily, but not less than 80% of its assets, in municipal securities that generate income exempt from Nebraska state income tax and federal income tax. The Fund invests primarily in securities which are "investment grade," which means they will be:

o rated at purchase within the four highest ratings of a nationally recognized rating organization, such as Moody's Investors Service, Inc. and Standard & Poor's Corporation; or

o if unrated, considered at purchase by the Fund's investment adviser to be of comparable quality.

Under normal market conditions, the Fund's assets will be invested in a portfolio of Nebraska municipal securities which the adviser believes will produce a higher level of current income than a portfolio of municipal securities with the highest rating, but that do not present a significant credit risk. The expected average dollar weighted maturity of the Fund's portfolio is between 5 and 15 years.

The Fund's investment adviser uses a value-oriented strategy and looks for higher yielding and undervalued municipal securities that offer the potential for above-average return. To assess a municipal security's value, the adviser considers the security's yield, price, credit quality, and future prospects.


Municipal securities include debt obligations (such as bonds, notes, commercial paper and lease obligations) issued by the respective state and its political subdivisions, municipalities, agencies and authorities. States, local governments and municipalities issue municipal securities to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These securities include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.


The Fund may purchase municipal securities that represent lease obligations. These carry special risks because the issuer of the securities may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the Fund will not invest more than 10% in lease obligations.


The Fund may also invest in municipal bonds of U.S. territories and possessions (such as Puerto Rico, the U.S. Virgin Islands, and Guam) which are exempt from regular federal income taxes. The Fund may not invest more than 10% of its total assets in these territorial municipalities.


Principal risks


The value of the Fund's shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money.


General market risks. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the adviser won't accurately predict the direction of these and other factors and, as a result, the adviser's investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.


Interest rate risk. Changes in interest rates affect the value of the Fund's municipal securities. When interest rates rise, the value of the Fund's securities and its shares will decline. A change in interest rates will also affect the amount of income the Fund generates.


Credit risk. The value of the Fund's municipal securities is affected by the issuer's continued ability to make interest and principal payments. The Fund could lose money if the municipal issuers cannot meet their financial obligations.

Securities rated in the lowest of the investment grade categories (e.g., Baa or BBB) are considered more speculative than higher rated securities. Their issuers may not be as financially strong as those of higher rated municipal securities and may be more vulnerable to periods of economic uncertainty or downturn.

Non-diversification risk. Because the Fund is non-diversified and invests primarily in Nebraska municipal securities, the Fund is particularly susceptible to any economic, political, or regulatory developments affecting a particular issuer or issuers of Nebraska municipal securities in which the Fund invests. For example, neither the State of Nebraska nor its agencies may issue general obligation bonds secured by the full faith and credit of the State. Nebraska's economy is heavily agricultural and changes in the agricultural sector can affect taxes and other municipal revenues.

Reinvestment risk. When interest rates decline, cash flows from maturing securities may have to be reinvested at a lower rate.

Prepayment risk. Certain municipal securities involve prepayment risk, which is the risk that the underlying debts may be refinanced or paid off before they mature during a period of declining interest rates. That will tend to lower the Fund's return and could result in losses to the Fund if it acquired some securities at a premium.

Performance History


The bar chart and table below show the Fund's annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year-to-year. The table compares the Fund's performance over time to that of the Lehman Municipal Bond Index. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

The following bar chart shows changes in the performance of the Fund's Class A Shares for the years presented. Class A Shares were instituted on July 31, 2001. In the bar chart performance results prior to July 31, 2001 are for the Fund's Institutional Class, which is not offered in this Prospectus. The performance results have been adjusted for the total annual operating expenses applicable to the Class A Shares. The chart does not reflect sales charges, which would decrease the returns shown below.

--------------------------------------------------------------------------------
                   Year-by-Year Total Returns - Class A Shares
--------------------------------------------------------------------------------
                            as of 12/31 each year (%)
                                  [BAR CHART]

1992     5.31

1993     8.50

1994    (4.40)

1995    11.86

1996     2.47

1997     5.74

1998     4.85

1999     (1.75)

2000     7.49

2001     5.71

The Fund's total return for the six-month period ended June 30, 2002 was 4.61%.

-------------------------------------------------------------------------------
            Best Quarter                       Worst Quarter
-------------------------------------------------------------------------------

           March 31, 1995                     March 31, 1994

                4.89%                             -4.60%
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   Average Annual Total Return as of 12/31/01
--------------------------------------------------------------------------------



                                                     1 Year            5 Years          10 Years
Nebraska Tax-Free Fund
   Class A Shares

   Return Before Taxes                               0.95%             3.39%            4.00%

   Return After Taxes on Distributions(1)            N.A.              N.A.             N.A.

   Return After Taxes on Distributions and
      Sale of Fund Shares(2)                         N.A.              N.A.             N.A.

Lehman Municipal
Bond Index (reflects no deduction
   for fees, expenses or taxes(1)                    5.13%             5.98%            6.63%
------------------------------------------------------------------------------------------------

(1) (2) After tax return information is not available for the Class A Shares as this class has less than a full calendar year of performance.

(3) The Lehman Municipal Bond Index is an index that includes a broad range of investment grade municipal bonds. The returns for this index do not reflect any fees or expenses. It is not possible to make a direct investment in an index.

The above performance information of this Fund reflects the performance of the Fund's predecessor common trust fund for all periods prior to March 9, 2001. The common trust fund had investment objectives, policies and restrictions that were equivalent in all material respects to those of the Fund, and was managed by First National Bank of Omaha, a division of which manages the Fund. The Fund commenced business on March 9, 2001. The bar chart and table above include information regarding the common trust fund's operations for periods before March 9, 2001, as adjusted to reflect the higher expenses (before any waivers or reimbursements) incurred by the Funds. The common trust fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that are imposed by that Act. If the common trust fund had been registered, its performance might have been adversely affected.

The Class A Shares were instituted on July 31, 2001. The total returns shown prior to July 31, 2001 above are for the Fund's Institutional Class, but have been adjusted to reflect the maximum sales charge and total annual operating expenses applicable to Class A Shares. Institutional Class Shares are not offered in this Prospectus. The investment returns of the Class A Shares would have been substantially similar to the Institutional Class because each class invests in the same portfolio of securities.


Expenses


This table describes the fees and expenses you may pay if you buy and hold Class A Shares of the Fund. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund's share price.

--------------------------------------------------------------------------------
                                    Fee Table
--------------------------------------------------------------------------------

Nebraska Tax-Free Fund

Annual Fund Operating Expenses (% of average net assets)

Shareholder Fees (fees paid directly from your investment)

                                                                                   Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases                                        4.50%
(as a percentage of offering price)*

Maximum Deferred Sales Charge (Load) (as percentage of net asset value)                 None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends                             None
and other Distributions (as a percentage of offering price)

Redemption Fee (as a percentage of amount redeemed, if applicable)                      None

Exchange Fee                                                                            None
-------------------------------------------------------------------------------------------------

* This sales charge varies depending upon how much you invest. See "Buying, Selling and Exchanging Shares"



Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets)

                                                                                   Class A Shares
Management Fees(1)                                                                     0.70%

Distribution and Service (12b-1) Fees                                                  0.25%

Other Expenses(1)(2)                                                                   0.31%

Total Annual Portfolio Expense(1)                                                      1.26%
-------------------------------------------------------------------------------------------------


(1) The table above reflects all fees the Fund's service providers were entitled to receive during the fiscal year ended March 31, 2002 pursuant to their contracts with the Fund or others. However, certain service providers voluntarily waived a portion of their respective fees. Taking these waivers into account, the actual Management Fees and Other Expenses for the fiscal year ended March 31, 2002 were 0.50% and 0.25%, respectively. The actual Total Fund Operating Expenses for the fiscal year ended March 31, 2002 were 1.00% for the Class A Shares. These waivers by the service providers are voluntary and therefore may be eliminated at any time.

(2) "Other Expenses" include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees.


The example below is intended to help you compare the cost of investing in the Class A Shares of a Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund's operating expenses remain the same. The figures shown would be the same whether you sold your shares at the end of the period or kept them. Because actual return and expenses will be different, this example is for comparison only.


--------------------------------------------------------------------------------
Class A Shares       1 Year         3 Years      5 Years      10 Years

                      $573           $832         $1,110       $1,904

PROSPECTUS

FIRST FOCUS COLORADO TAX-FREE FUND



Objective

This Fund seeks as high a level of current income exempt from both federal and Colorado income tax as is consistent with preservation of capital.

Principal Investment
Strategies and Risks

Principal investments

Under normal market conditions, the Fund invests primarily, but not less than 80% of its assets, in municipal securities that generate income exempt from Colorado state income tax and federal income tax. The Fund invests primarily in securities which are "investment grade," which means they will be:

o rated at purchase within the four highest ratings of a nationally recognized rating organization, such as Moody's Investors Service, Inc. and Standard & Poor's Corporation; or

o if unrated, considered at purchase by the Fund's investment adviser to be of comparable quality.

Under normal market conditions, the Fund's assets will be invested in a portfolio of Colorado municipal securities which the adviser believes will produce a higher level of current income than a portfolio of municipal securities with the highest rating, but that do not present a significant credit risk. The expected average dollar weighted maturity of the Fund's portfolio is between 5 and 15 years.

The Fund's investment adviser uses a value-oriented strategy and looks for higher yielding and undervalued municipal securities that offer the potential for above-average return. To assess a municipal security's value, the adviser considers the security's yield, price, credit quality, and future prospects.

Municipal securities include debt obligations (such as bonds, notes, commercial paper and lease obligations) issued by the respective state and its political subdivisions, municipalities, agencies and authorities. States, local governments and municipalities issue municipal securities to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These securities include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.

The Fund may purchase municipal securities that represent lease obligations. These carry special risks because the issuer of the securities may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the Fund will not invest more than 10% in lease obligations.


The Fund may also invest in municipal bonds of U.S. territories and possessions (such as Puerto Rico, the U.S. Virgin Islands, and Guam) which are exempt from regular federal income taxes.


The Fund may not invest more than 10% of its total assets in these territorial municipalities.


Principal risks


The value of the Fund's shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money.


General market risks. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the adviser won't accurately predict the direction of these and other factors and, as a result, the adviser's investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

Interest rate risk. Changes in interest rates affect the value of the Fund's municipal securities. When interest rates rise, the value of the Fund's securities and its shares will decline. A change in interest rates will also affect the amount of income the Fund generates.

Credit risk. The value of the Fund's municipal securities is affected by the issuer's continued ability to make interest and principal payments. The Fund could lose money if the municipal issuers cannot meet their financial obligations.

Securities rated in the lowest of the investment grade categories (e.g., Baa or BBB) are considered more speculative than higher rated securities. Their issuers may not be as financially strong as those of higher rated municipal securities and may be more vulnerable to periods of economic uncertainty or downturn.

Non-diversification risk. Because the Fund is non-diversified and invests primarily in Colorado municipal securities, the Fund is particularly susceptible to any economic, political, or regulatory developments affecting a particular issuer or issuers of Colorado municipal securities in which the Fund invests. For example, neither the State of Colorado nor its agencies may issue general obligation bonds secured by the full faith and credit of the State. In 1992 Colorado passed a constitutional amendment restricting the ability of state and local governments to incur indebted-ness and raise taxes.

Reinvestment risk. When interest rates decline, cash flows from maturing securities may have to be reinvested at a lower rate.

Prepayment risk. Certain municipal securities involve prepayment risk, which is the risk that the underlying debts may be refinanced or paid off before they mature during a period of declining interest rates. That will tend to lower the Fund's return and could result in losses to the Fund if it acquired some securities at a premium.

Expenses


This table describes the fees and expenses you may pay if you buy and hold Class A Shares of the Fund. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund's share price.


--------------------------------------------------------------------------------
                                    Fee Table
--------------------------------------------------------------------------------

Colorado Tax-Free Fund

Annual Fund Operating Expenses (% of average net assets)

Shareholder Fees (fees paid directly from your investment)

                                                                                   Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases                                        4.50%
(as a percentage of offering price)*

Maximum Deferred Sales Charge (Load) (as percentage of net asset value)                 None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends                             None
and other Distributions (as a percentage of offering price)

Redemption Fee (as a percentage of amount redeemed, if applicable)                      None

Exchange Fee                                                                            None
-------------------------------------------------------------------------------------------------

*This sales charge varies depending upon how much you invest. See "Buying, Selling and Exchanging Shares"

Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets)


                                                                                  Class A Shares
Management Fees(1)                                                                      0.70%

Distribution and Service (12b-1) Fees                                                   0.25%

Other Expenses(1)(2)                                                                    0.71%

Total Annual Portfolio Expense(1)                                                       1.66%

Fee Waiver/Reimbursement                                                               -0.31%

Net Expenses(1)                                                                         1.35%
-------------------------------------------------------------------------------------------------

(1) The table above reflects all fees the Fund's service providers were entitled to receive during the fiscal year ended March 31, 2002 pursuant to their contracts with the Fund or others. However, the Fund's Adviser has contractually agreed to waive or reimburse expenses in excess of 1.15%. Thus, the actual annual Management Fees and Other Expenses for the fiscal year ended March 31, 2002 were 0.43% and 0.67%, respectively. The actual Total Fund Operating Expenses for the fiscal year ended March 31, 2002 were 1.35% on the Class A Shares.

(2) "Other Expenses" include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees.

The example below is intended to help you compare the cost of investing in the Class A Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund's operating expenses remain the same. The figures shown would be the same whether you sold your shares at the end of the period or kept them. Because actual return and expenses will be different, this example is for comparison only.

                          1 Year        3 Years        5 Years       10 Years
-------------------------------------------------------------------------------

Class A Shares             $581          $921          $1,284         $2,302

PROSPECTUS

FIRST FOCUS CORE EQUITY FUND



Objective

The investment objective of the Core Equity Fund is long-term capital appreciation.

Principal Investment
Strategies and Risks

Principal investments

Under normal market conditions, at least 80% of the Fund's total assets will be invested in common stocks and securities that can be converted into common stocks, such as convertible bonds, convertible preferred stock, warrants, options and rights. The Fund typically invests in domestic companies with market capitalizations over $4.5 billion. The Fund may also invest up to 20% of its total assets in preferred stocks, warrants and common stocks other than those described above.

The Fund's investment adviser uses a value-oriented investment approach, looking for companies whose stock is trading below book value or what the adviser considers its actual value. The adviser may also consider other factors, including a company's earnings record and/or dividend growth.

To meet liquidity, redemption and short-term investing needs, the Fund may invest in short-term obligations including money market funds, repurchase agreements and U.S. government securities. The Fund may also take a temporary defensive position in such investments, which could keep the Fund from achieving its investment objective.

Principal risks


The value of the Fund's shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money.


General market risks. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the adviser won't accurately predict the direction of these and other factors and, as a result, the adviser's investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

Common stocks. This Fund invests primarily in common stocks of large companies. The risks of common stock investing include:

o a company not performing as anticipated. Factors affecting a company's performance can include the strength of its management and the demand for its products or services. Negative performance may affect the valuation and earnings growth the adviser perceived when selecting the stock.

o instability in the stock market. The market generally moves in cycles, with prices rising and falling. The value of the Fund's investments may increase or decrease more than the stock market in general. A downturn in the stock market may lead to lower prices for the stocks the Fund holds even when company fundamentals are strong. A company's stock may drop as a result of technological, environmental, or regulatory change. Company news or a change in expected earnings could also affect prices.

Over-the-counter market. Some of the common stocks in which the Fund invests trade in the over-the-counter market. These "unlisted common stocks" generally trade at a lower volume, which may limit their liquidity.

Value investing. This Fund is primarily value oriented and it may not perform as well as other types of mutual funds when its investing style is out of favor. There is also a risk that the stocks selected for this Fund may not reach what the adviser believes are their full value.

Performance History


The bar chart and table below show the Fund's annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year-to-year. The table compares the Fund's performance over time to that of the S&P 500 Composite Index and the Frank Russell 1000 Value Index. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

The following bar chart shows changes in the performance of the Fund's Class A Shares for the years presented. Class A Shares were instituted on July 31, 2001. In the bar chart performance results prior to July 31, 2001 are for the Fund's Institutional Class, which is not offered in this Prospectus. The performance results have been adjusted for the total annual operating expenses applicable to the Class A Shares. The chart does not reflect sales charges, which would decrease the returns shown below.

--------------------------------------------------------------------------------
                   Year-by-Year Total Returns - Class A Shares
--------------------------------------------------------------------------------
                            as of 12/31 each year (%)
                                   [BAR CHART]

1992     7.62

1993     10.42

1994     6.95

1995     26.27

1996     15.28

1997     18.92

1998     7.43

1999     (9.13)

2000     4.07

2001     (2.64)

The Fund's total return for the six-month period ended June 30, 2002 was -4.05%.

--------------------------------------------------------------------------------
            Best Quarter                       Worst Quarter
--------------------------------------------------------------------------------

            June 30, 1999                   September 30, 1999

               15.36%                             -12.79%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   Average Annual Total Return as of 12/31/01
--------------------------------------------------------------------------------

                                                     1 Year            5 Years          10 Years
Core Equity Fund
   Class A Shares

   Return Before Taxes                                -8.01%            2.14%           7.48%

   Return After Taxes on Distributions(1)              N.A.             N.A.            N.A.

   Return After Taxes on Distributions and
   Sale of Fund Shares(2)                              N.A.             N.A.            N.A.

Core Equity Fund
   Class B Shares

   Return Before Taxes                                  -7.97%          2.31%            7.29%

S&P 500 Composite Index
   (reflects no deduction
   for fees, expenses or taxes)(3)                     -11.88%         10.70%           12.93%

Frank Russell 1000 Value Index
   (reflects no deduction for fees,
   expenses or taxes)(3)                                -5.59%         11.13%           14.18%
-----------------------------------------------------------------------------------------------

(1) (2) After tax return information is not available for the Class A Shares as this class has less than a full calendar year of performance.

(3) The S&P 500 Composite Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks. The Frank Russell 1000 Value Index is an index that measures the performance of those Frank Russell 1000 Index companies with lower price-to-book-value ratios and lower forecasted growth values. The returns for these indices do not reflect any fees or expenses. It is not possible to make a direct investment in an index.


The above performance information of this Fund includes the performance of the Fund's respective predecessor mutual fund and common trust fund. The predecessors had investment objectives, policies and restrictions that were equivalent in all material respects to those of the Fund. Performance data from December 13, 1992 through April 9, 1995 relates to a predecessor mutual fund, First Omaha Equity Fund. The Fund acquired all of the net assets of the predecessor mutual fund on April 9, 1995. The performance prior to December 13, 1992 relates to a predecessor common trust fund. The predecessors were managed by First National Bank of Omaha, a division of which manages the Fund. The bar chart and table above include information regarding the common trust fund's operations for periods before the Fund's registration statement became effective, as adjusted to reflect the higher expenses incurred by the Funds. The common trust fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that are imposed by that Act. If the common trust fund had been registered, its performance might have been adversely affected.


The Class A and Class B Shares were instituted on July 31, 2001. The total returns shown prior to July 31, 2001 above are for the Fund's Institutional Class, but have been adjusted to reflect the total annual operating expenses applicable to Class A and Class B Shares, respectively, and, with respect to the average total return table only, the maximum sales charge (as to Class A Shares) and the maximum contingent deferred sales charge (as to Class B Shares). Institutional Class Shares are not offered in this Prospectus. The investment returns of the Class A and Class B Shares would have been substantially similar to the Institutional Class because each class invests in the same portfolio of securities.


Expenses


This table describes the fees and expenses you may pay if you buy and hold Class A and Class B Shares of the Fund. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund's share price.

-------------------------------------------------------------------------------
                                    Fee Table
-------------------------------------------------------------------------------

Core Equity Fund

Annual Fund Operating Expenses (% of average net assets)

Shareholder Fees (fees paid directly from your investment)

                                                                                           Class A Shares     Class B Shares
Maximum Sales Charge (Load) Imposed on Purchases                                                 5.50%            None
(as a percentage of offering price)*

Maximum Deferred Sales Charge (Load) (as percentage of net asset value)**                        None             5.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                      None             None
and other Distributions (as a percentage of offering price)

Redemption Fee (as a percentage of amount redeemed, if applicable)                               None             None

Exchange Fee                                                                                     None             None
----------------------------------------------------------------------------------------------------------------------------

 *This sales charge varies depending upon how much you invest. See "Buying, Selling and Exchanging Shares"

**This sales charge is imposed if you sell Class B Shares within 1 year of your purchase and decreases over time depending on how long you own your shares. See "Buying, Selling and Exchanging Shares"



Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets)


                                              Class A Shares     Class B Shares

Management Fees(1)                                  0.75%            0.75%

Distribution and Service (12b-1) Fees               0.25%            1.00%

Other Expenses(1)( 2)                               0.33%            0.33%

Total Annual Portfolio Expense(1)                   1.33%            2.08%
--------------------------------------------------------------------------------

(1) The table above reflects all fees the Fund's service providers were entitled to receive during the fiscal year ended March 31, 2002 pursuant to their contracts with the Fund or others. However, certain service providers voluntarily waived a portion of their respective fees. Taking these waivers into account, the actual Management Fees for the fiscal year ended March 31, 2002 were 0.66% and Other Expenses for the fiscal year ended March 31, 2002 were 0.31% and 0.31% for the Class A and Class B Shares, respectively. The actual Total Fund Operating Expenses for the fiscal year ended March 31, 2002 were 1.22% for Class A Shares and 1.97% for Class B Shares. These waivers by the service providers are voluntary and therefore may be eliminated at any time.

(2) "Other Expenses" include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees.


The example below is intended to help you compare the cost of investing in the Class A and Class B Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund's operating expenses remain the same. Because actual return and expenses will be different, this example is for comparison only.

If you sell your fund shares at the end of the period:


                                                                       1 Year        3 Years        5 Years       10 Years
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares                                                          $678          $948          $1,239         $2,063

Class B Shares                                                          $711          $952          $1,319         $2,219

If you do not sell your fund shares at the end of the period:

                                                                       1 Year        3 Years        5 Years       10 Years
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares                                                          $678          $948          $1,239         $2,063

Class B Shares                                                          $211          $652          $1,119         $2,219

PROSPECTUS

FIRST FOCUS GROWTH OPPORTUNITIES FUND



Objective

The investment objective of the Growth Opportunities Fund is long-term capital appreciation.

Principal Investment
Strategies and Risks

Principal investments

In pursuit of long-term capital appreciation, this Fund invests principally in companies the adviser believes have the potential to grow earnings more rapidly than their competitors. Under normal market conditions, more than 50% of the Fund's total assets will be invested in the common stock and convertible securities of companies with capitalizations from $1 billion to $10 billion. The Fund may also invest up to 35% of its total assets in preferred stocks and warrants, or for liquidity needs, pending investment or expense payments, in short-term obligations including commercial paper, bankers' acceptances, certificates of deposit, money market funds, repurchase agreements, and U.S. government obligations. Holdings are typically diversified across the major sectors.

In choosing investments, the Fund's investment adviser looks for companies with:

o market share gains;

o product innovation;

o low-cost production;

o a history of above-average earnings and dividend growth; and

o valuations that are low relative to their current earnings or their projected earnings growth rate.

Principal risks


The value of the Fund's shares depends on the value of the securities it owns. An investment in the Funds is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money.


General market risks. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the adviser won't accurately predict the direction of these and other factors and, as a result, the adviser's investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

Common stocks. This Fund invests primarily in common stocks, whose risks include:

o a company not performing as anticipated. Factors affecting a company's performance can include the strength of its management and the demand for its products or services. Negative performance may affect the earnings growth the adviser anticipated when selecting the stock.

o instability in the stock market. The market generally moves in cycles, with prices rising and falling. The value of the Fund's investments may increase or decrease more than the stock market in general. A downturn in the stock market may lead to lower prices for the stocks the Fund holds even when company fundamentals are strong. A company's stock may drop as a result of technological, environmental or regulatory change. Company news or a change in expected earnings could also affect prices.

Mid-cap stocks. The emphasis on medium-capitalization companies may lead to risks greater than those of other equity investments. Mid-cap stocks are generally less liquid than large-cap stocks, and may be more affected by technological, environmental or regulatory change.

Over-the-counter market. Some of the stocks in which the Fund invests trade in the over-the-counter market. These "unlisted common stocks" generally trade at a lower volume, which may limit their liquidity.

Growth investing. This Fund is primarily growth oriented and may not perform as well as other types of mutual funds when its investing style is out of favor.

There is also a risk that the stocks selected for this Fund may not grow as the adviser anticipates.

Performance History


The bar chart and table below show the Fund's annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of the Frank Russell Mid-Cap Index, the S&P 500 Composite Index and the S&P MidCap 400 Index.. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

The following bar chart shows changes in the performance of the Fund's Class A Shares for the years presented. Class A Shares were instituted on July 31, 2001. In the bar chart performance results prior to July 31, 2001 are for the Fund's Institutional Class, which is not offered in this Prospectus. The performance results have been adjusted for the total annual operating expenses applicable to the Class A Shares. The chart does not reflect sales charges, which would decrease the returns shown below.

--------------------------------------------------------------------------------
                   Year-by-Year Total Returns - Class A Shares
--------------------------------------------------------------------------------
                            as of 12/31 each year (%)
                                   [BAR CHART]

1993     (0.21)

1994     (0.63)

1995     37.61

1996     12.52

1997     25.64

1998      8.06

1999     11.54

2000     6.88

2001    (0.70)

The Fund's total return for the six-month period ended June 30, 2002 was -5.09%.

-------------------------------------------------------------------------------
            Best Quarter                      Worst Quarter
-------------------------------------------------------------------------------

          December 31, 1998                 September 30, 1998

               16.87%                             -11.91%
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   Average Annual Total Return as of 12/31/01
--------------------------------------------------------------------------------

                                                                                       Since
                                                                                       Inception
                                                    1 Year            5 Years          (11/30/92)
Growth Opportunities
Fund
   Class A Shares

   Return Before Taxes                                -6.20%            8.72%            9.77%

   Return After Taxes on Distributions(1)            N.A.              N.A.             N.A.

   Return After Taxes on Distributions and
   Sale of Fund Shares(2)                            N.A.              N.A.             N.A.

Growth Opportunities
Fund
   Class B Shares

    Return Before Taxes                               -6.28%            8.87%            9.65%

Frank Russell Mid-Cap Index
   (reflects no deduction for fees,
    expenses or taxes)(3)                             -5.62%           11.40%           13.48%

S&P 500 Composite Index
   (reflects no deduction for fees,
   expenses or taxes)(3)                             -11.88%           10.70%           13.55%

S&P MidCap 400 Index
   (reflects no deduction for fees,
   expenses or taxes)(3)                             -.61%             16.11%           15.62%
------------------------------------------------------------------------------------------------

(1) (2) After tax return information is not available for the Class A Shares as this class has less than a full calendar year of performance.

(3) The Frank Russell Mid-Cap Index is an unmanaged index of 400 domestic stocks, chosen for market size, liquidity and industry group representation. The S&P 500 Composite Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks The S&P MidCap 400 Index consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index, with each stock affecting the index in proportion to its market value. The returns for these indices do not reflect any fees or expenses. It is not possible to make a direct investment in an index.

The above performance information of this Fund includes the performance of the Fund's predecessor common trust fund prior to April 1, 1998. The predecessor had investment objectives, policies and restrictions that were equivalent in all material respects to those of the Fund. The predecessor was managed by FNC Trust Group, n.a., a division of which manages the Fund. The bar chart and table above include information regarding the common trust fund's operations for periods before April 1, 1998, as adjusted to reflect the higher expenses incurred by the Funds. The common trust fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that are imposed by that Act. If the common trust fund had been registered, its performance might have been adversely affected.

The Class A and Class B Shares were instituted on July 31, 2001. The total returns shown above prior to July 31, 2001 are for the Fund's Institutional Class, but have been adjusted to reflect the total annual operating expenses applicable to Class A and Class B Shares, respectively, and, with respect to the average total return table only, the maximum sales charge (as to Class A Shares) and the maximum contingent deferred sales charge

(as to Class B Shares). Institutional Class Shares are not offered in this Prospectus. The investment returns of the Class A and Class B Shares would have been substantially similar to the Institutional Class because each class invests in the same portfolio of securities.


Expenses


This table describes the fees and expenses you may pay if you buy and hold Class A and Class B Shares of the Fund. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund's share price.


--------------------------------------------------------------------------------
                                    Fee Table
--------------------------------------------------------------------------------

Growth Opportunities Fund

Annual Fund Operating Expenses (% of average net assets)

Shareholder Fees (fees paid directly from your investment)

                                                                                          Class A Shares     Class B Shares
Maximum Sales Charge (Load) Imposed on Purchases                                                5.50%            None
(as a percentage of offering price)*

Maximum Deferred Sales Charge (Load) (as percentage of net asset value)**                       None             5.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                     None              None
and other Distributions (as a percentage of offering price)

Redemption Fee (as a percentage of amount redeemed, if applicable)                              None              None

Exchange Fee                                                                                    None              None
---------------------------------------------------------------------------------------------------------------------------

 *This sales charge varies depending upon how much you invest. See "Buying, Selling and Exchanging Shares"

**This sales charge is imposed if you sell Class B Shares within 1 year of your purchase and decreases over time depending on how long you own your shares. See "Buying, Selling and Exchanging Shares"

Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets)


                                              Class A Shares     Class B Shares

Management Fees(1)
                                                    0.75%            0.75%

Distribution and Service (12b-1) Fees               0.25%            1.00%

Other Expenses(1)(2)                                0.55%            0.58%

Total Annual Portfolio Expense(1)                   1.55%            2.33%

(1) The table above reflects all fees the Fund's service providers were entitled to receive during the fiscal year ended March 31, 2002 pursuant to their contracts with the Fund or others. However, certain service providers voluntarily waived a portion of their respective fees. Taking these waivers into account, the actual Management Fees for the fiscal year ended March 31, 2002 were 0.55% and the Other Expenses for the fiscal year ended March 31, 2002 were 0.50% and 0.50% for the Class A and Class B Shares, respectively. The actual Total Fund Operating Expenses for the fiscal year ended March 31, 2002 were 1.30% for Class A Shares and 2.05% for Class B Shares. These waivers by the service providers are voluntary and therefore may be eliminated at any time. As of January 15, 2002 the Adviser ceased its waiver.

(2) "Other Expenses" include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees.


The example below is intended to help you compare the cost of investing in the Class A Shares of a Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund's operating expenses remain the same. The figures shown would be the same whether you sold your shares at the end of the period or kept them. Because actual return and expenses will be different, this example is for comparison only.

If you sell your fund shares at the end of the period:


                                                                       1 Year        3 Years        5 Years       10 Years
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares                                                          $699         $1,013         $1,348         $2,294

Class B Shares                                                          $736         $1,027         $1,445         $2,471


If you do not sell your fund shares at the end of the period:


                                                                       1 Year        3 Years        5 Years       10 Years
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares                                                          $699         $1,013         $1,348         $2,294

Class B Shares                                                          $236         $  727         $1,245         $2,471

PROSPECTUS

FIRST FOCUS SMALL COMPANY FUND



Objective

The investment objective of the Small Company Fund is long-term capital appreciation.

Principal Investment
Strategies and Risks

Principal investments


Under normal market conditions, the Fund invests at least 80% of its assets in common stocks and convertible securities of companies with small market capitalization. A company's market capitalization is considered "small" if it is less than $2.9 billion. The Fund expects most of these companies will have a market cap of $100 million to $2.0 billion.


The Fund's investment adviser follows a value-oriented investment style, looking for companies whose stock is trading below book value or what the adviser considers its actual value. The adviser may also consider other factors, including a company's earnings record and/or dividend growth. This Fund does not emphasize current dividend or interest income.

In choosing investments, the adviser looks at quantitative and qualitative measures of a company.

Quantitative measures of a company include:

o price-to-earnings ratio;

o balance sheet strength;

o cash flow; and

o dividend growth potential.

Qualitative measures of a company include:

o efficient use of capital;

o management style and adaptability;

o market share;

o product lines and pricing flexibility;

o distribution systems; and

o use of technology to improve productivity and quality.


The Fund typically diversifies across major industries, holding 50 to 70 companies at a time. Turnover is expected to be low, around 30% under normal market conditions. However, the Fund will sell a security without regard to how long it has owned the security if the investment adviser believes this necessary.


The Fund may also invest up to 20% of its total assets in:

o preferred stocks;

o common stocks other than those described above; or

o corporate bonds, notes and warrants.

To meet liquidity, redemption and short-term investing needs, the Fund may invest in short-term obligations including money market funds, repurchase agreements and U.S. government securities. The Fund may also take a temporary defensive position in such investments, which could keep the Fund from achieving its investment objective.

Any fixed income securities in which the Fund invests will be "investment grade," which means they will be:

o rated at purchase within the four highest ratings of a nationally recognized rating organization, such as Moody's Investors Service, Inc. and Standard & Poor's Corporation; or

o if unrated, considered at purchase by the Fund's investment adviser to be of comparable quality.

Principal risks


The value of the Fund's shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money.


General market risks. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the adviser won't accurately predict the direction of these and other factors and, as a result, the adviser's investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

Common stocks. This Fund invests primarily in common stocks, whose risks include:

o a company not performing as anticipated. Factors affecting a company's performance can include the strength of its management and the demand for its products or services. Negative performance may affect the full value potential the adviser anticipated when selecting the stock.

o instability in the stock market. The market generally moves in cycles, with prices rising and falling. The value of the Fund's investments may increase or decrease more than the stock market in general. A downturn in the stock market may lead to lower prices for the stocks the Fund holds even when company fundamentals are strong. A company's stock may drop as a result of technological, environmental or regulatory change. Company news or a change in expected earnings could also affect prices.

Small-company stocks. The price of smaller-company stocks may fluctuate dramatically due to such factors as:

o the company's greater dependence on key personnel;

o potentially limited internal resources;

o difficulty obtaining adequate working resources;

o greater dependence on newer products and/or markets;

o technological, regulatory or environmental changes; and

o predatory pricing.

In short, the Fund's risks are likely to be greater than those of other equity investments. It will typically be more volatile than the stock market in general, as measured by the S&P 500 Composite Index.

Over-the-counter market. Some of the common stocks in which the Fund invests trade in the over-the-counter market. These "unlisted common stocks" generally trade at a lower volume, which may limit their liquidity.

Value investing. This Fund is primarily value oriented and it may not perform as well as other types of mutual funds when its investing style is out of favor. There is also a risk that the stocks selected for this Fund may not reach what the adviser believes are their full value.

Performance History


The bar chart and table below show the Fund's annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of the Frank Russell 2000

Index and the Frank Russell 2000 Value Index. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

The following bar chart shows changes in the performance of the Fund's Class A Shares for the years presented. Class A Shares were instituted on July 31, 2001. In the bar chart performance results prior to July 31, 2001 are for the Fund's Institutional Class, which is not offered in this Prospectus. The performance results have been adjusted for the total annual operating expenses applicable to the Class A Shares. The chart does not reflect sales charges, which would decrease the returns shown below.

-------------------------------------------------------------------------------
                   Year-by-Year Total Returns - Class A Shares
-------------------------------------------------------------------------------
                            as of 12/31 each year (%)

                                   [BAR CHART]

1997     20.71

1998     (4.45)

1999     (5.83)

2000     22.26

2001     10.68

The Fund's total return for the six-month period ended June 30, 2002 was 1.59%.

--------------------------------------------------------------------------------
            Best Quarter                       Worst Quarter
--------------------------------------------------------------------------------

          December 31, 2001                 September 30, 1998

               14.80%                             -13.83%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   Average Annual Total Return as of 12/31/01
--------------------------------------------------------------------------------

                                                                                        Since
                                                                                        Inception
                                                     1 Year            5 Years          (6/10/96)
Small Company Fund
   Class A Shares

   Return Before Taxes                                4.58%             6.79%            7.50%

   Return After Taxes on Distributions(1)            N.A.              N.A.             N.A.

   Return After Taxes on Distributions and
   Sale of Fund Shares(2)                            N.A.              N.A.             N.A.

Small Company Fund
   Class B Shares

   Return Before Taxes                                5.00%             6.91%            7.67%

Frank Russell
2000 Index (reflects no deduction
   for fees, expenses or taxes)(3)                    2.49%             7.52%            6.94%

Frank Russell 2000
Value Index (reflects no deduction
   for fees, expenses or taxes)(3)                   14.02%            11.21%           11.94%
-------------------------------------------------------------------------------------------------

(1) (2) After tax return information is not available for the Class A Shares as this class has less than a full calendar year of performance.

(3) The Frank Russell 2000 Index is a small cap index comprised of 2,000 stocks. The Frank Russell 2000 Value Index includes securities from the 2000 Index generally having low price-to-book value and price-to-earnings ratios. The S&P Small Cap 600/Barra Value Index, Frank Russell 2000 Index and Frank Russell 2000 Value Index are included for comparison purposes because the securities in these indices are indicative of the types of securities held in the Fund. The returns for these indices do not reflect any fees or expenses. It is not possible to make a direct investment in an index.

The Class A and Class B Shares were instituted on July 31, 2001. The total returns shown above prior to July 31, 2001are for the Fund's Institutional Class, but have been adjusted to reflect the total annual operating expenses applicable to Class A and Class B Shares, respectively, and, with respect to the average total return table only, the maximum sales charge (as to Class A Shares) and the maximum contingent deferred sales charge (as to Class B Shares). Institutional Class Shares are not offered in this Prospectus. The investment returns of the Class A and Class B Shares would have been substantially similar to the Institutional Class because each class invests in the same portfolio of securities.


Expenses


This table describes the fees and expenses you may pay if you buy and hold Class A and Class B Shares of the Fund. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund's share price.


--------------------------------------------------------------------------------
                                    Fee Table
--------------------------------------------------------------------------------

Small Company Fund

Annual Fund Operating Expenses (% of average net assets)

Shareholder Fees (fees paid directly from your investment)

                                                                                          Class A Shares     Class B Shares
Maximum Sales Charge (Load) Imposed on Purchases                                                5.50%             None
(as a percentage of offering price)*

Maximum Deferred Sales Charge (Load) (as percentage of net asset value)**                       None              5.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                     None              None
and other Distributions (as a percentage of offering price)

Redemption Fee (as a percentage of amount redeemed, if applicable)                              None              None

Exchange Fee                                                                                    None              None
---------------------------------------------------------------------------------------------------------------------------

 *This sales charge varies depending upon how much you invest. See "Buying, Selling and Exchanging Shares"

**This sales charge is imposed if you sell Class B Shares within 1 year of your purchase and decreases over time depending on how long you own your shares. See "Buying, Selling and Exchanging Shares"



Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets)


                                            Class A Shares      Class B Shares

Management Fees(1)                                  0.85%            0.85%

Distribution and Service (12b-1) Fees               0.25%            1.00%

Other Expenses(1)(2)                                0.71%            0.70%

Total Annual Portfolio Expense(1)                   1.81%            2.55%

(1) The table above reflects all fees the Fund's service providers were entitled to receive during the fiscal year ended March 31, 2002 pursuant to their contracts with the Fund or others. However, certain service providers voluntarily waived a portion of their respective fees. Taking these waivers into account, the actual Management Fees for the fiscal year ended March 31, 2002 were 0.50% and Other Expenses for the fiscal year ended March 31, 2002 were 0.68% and 0.67% for the Class A and Class B Shares, respectively. The actual Total Fund Operating Expenses for the fiscal year ended March 31, 2002 were 1.43% for Class A Shares and 2.17% for Class B Shares. These waivers by the service providers are voluntary and therefore may be eliminated at any time.

(2) "Other Expenses" include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees.


The example below is intended to help you compare the cost of investing in the Class A and Class B Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund's operating expenses remain the same. Because actual return and expenses will be different, this example is for comparison only.

If you sell your fund shares at the end of the period:


                                                                       1 Year        3 Years        5 Years       10 Years
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares                                                          $724         $1,088         $1,476         $2,560

Class B Shares                                                          $758         $1,093         $1,555         $2,704


If you do not sell your fund shares at the end of the period:


                                                                       1 Year        3 Years        5 Years       10 Years
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares                                                          $724          $1,088        $1,476         $2,560

Class B Shares                                                          $258          $  793        $1,355         $2,704

PROSPECTUS

FIRST FOCUS FUNDS(SM)



Buying, Selling and Exchanging Shares

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class A and Class B Shares of the Funds. The Funds reserve the right to refuse purchases that may adversely affect the Funds.

The classes have different expenses and other characteristics.

Class A Shares

o Front-end sales charge (except Money Market Fund)

o 12b-1 fees

o $1,000 minimum initial investment ($500 for IRA accounts)

Class B Shares

o Contingent deferred sales charge

o Higher 12b-1 fees

o $1,000 minimum initial investment ($500 for IRA accounts)


o Automatically convert to Class A Shares after eight years.


For some investors the minimum initial investment may be lower.

Buying Shares

You can buy First Focus shares by mail, phone or wire, or through the First National Bank of Omaha and its affiliates, your broker/ dealer, or other institutions. For a Purchase Application, call 1-800-662-4203.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution. Call your broker or financial institution for details.

Opening an account by mail


Make out a check for the amount you want to invest, payable to the Fund you want. See page 33 for minimum amounts.

Mail the check and a completed Purchase Application to:

         First Focus Funds Service Center
         P.O.  Box 219022
         Kansas City, MO 64121-9022


Adding to your account by mail


Make out a check for the amount you want to invest, payable to the Fund you want. See page 33 for minimum amounts.

Mail the check and a note with your account number to:

         First Focus Funds Service Center
         P.O.  Box 219022
         Kansas City, MO 64121-9022


Adding to your account by wire

Call 1-800-662-4203 for the account number to which funds should be wired. Your bank may charge a wire transfer fee.

Through First National Bank of Omaha, its correspondents or affiliates

You may be able to buy shares through some bank accounts, including those that sweep cash into Money Market Fund shares. These accounts have their own requirements and may charge fees associated with your investment, which will reduce your net return. For details, see your bank representative.

Auto Invest Plan


You can make regular monthly or quarterly purchases by Automated Clearing House
(ACH) transfer from your bank account. The minimum investment to open your account is $1,000; the minimum for additional investments is $50. To start, complete the Auto Invest Plan Section of the Purchase Application. Any shares so purchased are subject to applicable sales charges. To change your plan, send the Funds a signature-guaranteed written request. See "Signature Guarantees," on page ***.


Front-end sales charges - Class A Shares

The offering price of Class A Shares is the net asset value ("NAV") next calculated after a Fund receives your request, plus the front-end sales load.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

Core Equity Fund, Growth Opportunities Fund and Small Company Fund:

                                                         Your Sales
                               Your Sales                Charge as a
                               Charge as a              Percentage of
      If Your                 Percentage of               Your Net
   Investment Is:            Offering Price:             Investment:

Less than
$50,000                           5.50%                     5.82%

$50,000 but less
than $100,000                     4.50%                     4.71%

$100,00 but less
than $250,000                     3.50%                     3.63%

$250,000 but less
than $500,000                     2.60%                     2.67%

$500,000 but less
than $1,000,000                   2.00%                     2.04%

$1,000,000
and over                          0.00%*                    0.00%
--------------------------------------------------------------------------------

Income Fund, Nebraska Tax-Free Fund and Colorado Tax-Free Fund:

                                                         Your Sales
                               Your Sales               Charge as a
                               Charge as a             Percentage of
      If Your                 Percentage of              Your Net
   Investment Is:            Offering Price:            Investment:

Less than
$100,000                          4.50%                     4.77%

$100,000 but less
than $250,000                     3.50%                    3.63%

$250,00 but less
than $500,000                     2.60%                     2.67%

$500,000 but less
than $1,000,000                   2.00%                     2.04%

$1,000,000
and over                          0.00%*                    0.00%
--------------------------------------------------------------------------------

*A redemption fee may be charged equal to 1% of shares redeemed within one year of purchase.

Waiver of front-end sales charge - Class A Shares

No sales charge is imposed on shares of a Fund:

o issued in plans of reorganization, such as mergers involving the Funds;

o sold to dealers or brokers that have a sales agreement with the Distributor, for their own account or for retirement plans for their employees or sold to employees (and their spouses) of dealers or brokers that certify to the Distributor at the time of purchase that such purchase is for their own account (or for the benefit of such employee's minor children);

o purchased in aggregate amounts of $1 million or more by tax-exempt organizations enumerated in Section 501(c) of the Code or employee benefit plans created under Section 401 or 457 of the Code;


o purchased with redemption proceeds (but only to the extent of such redemption proceeds) from another investment company within 30 days of such redemption, provided that the investors paid a front-end sales charge on the shares redeemed;


o sold to Directors and officers of the Company and employees of the Advisers, the Distributor and their affiliates;

o sold to agency, custody and fiduciary accounts of the Advisers and their affiliates;

o sold in connection with a broker managed account program provided the broker has signed a dealer agreement with the Distributor; or

o purchased in connection with any asset allocation plan established by the Advisers.

Reduced sales charges - Class A Shares

Rights of accumulation

In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. The Fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Fund will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask us for the reduction at the time of purchase. You must provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse and/or minor children (and provide children's ages). The Fund may amend or terminate this right of accumulation at any time.

Letter of intent

You may purchase Class A Shares at the sale charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will only consider the value of Class A Shares sold subject to a sales charge. As a result, Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over a 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases may not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 5.0% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Combined purchase/quantity discount privilege

When calculating the appropriate sales charge rate, the Fund will combine same day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.

Contingent deferred sales charges - Class B Shares

You do not pay a sales charge when you purchase Class B Shares. The offering price of Class B Shares is simply the next calculated NAV. But if you sell your shares within seven years after your purchase, you will pay contingent deferred sales charges as described in the table below for the NAV of the shares at the time of purchase. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Class B Shares of one Fund for Class B Shares of another Fund.

                             Contingent Deferred Sales
Year Since                   Charge as a Percentage of
 Purchase                 Dollar Amount Subject to Change

First                                    5%

Second                                   4%

Third                                    3%

Fourth                                   3%

Fifth                                    2%

Sixth                                    1%

Seventh                                  0%

Eighth*                                  0%
--------------------------------------------------------------------------------

*Class B Shares automatically convert to Class A Shares eight years after purchase.

The contingent deferred sales charge will be waived if you sell your Class B Shares for the following reasons:

o to make certain withdrawals from a retirement plan; or

o because of death or disability.

General information about sales charges

Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which Class of shares you buy.

From time to time, some financial institutions, including brokerage firms affiliated with the Adviser, may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor for any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

Selling (Redeeming) Shares

If you purchase your shares directly from the Funds, you can redeem them as described below.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to sell $50,000 or more of your shares, or would like the proceeds sent to a third party or an address other than your own, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

By Mail


o Send a written request to:
         First Focus Funds Service Center
         P.O.  Box 219022
         Kansas City, MO 64121-9022

o The Funds will mail a check payable to the Shareholder(s) of record to the address of record, or wire the funds at no charge to a previously designated bank account. Check with your bank to determine if it charges a wire transfer fee. See "Signature Guarantees," on page ____.


By Phone

o When you open your account, check the box authorizing telephone redemptions on your Purchase Application.

o Call 1-800-662-4203 to request the redemption.


o The Funds will mail a check payable to the Shareholder(s) of record to the address of record, or transfer the funds via ACH to a previously designated bank account. There is no charge for ACH transfers. See "Telephone Transactions," on page ____.


Auto Withdrawal Plan

You can redeem shares automatically every month or quarter and have a check for the specified amount mailed to you. The minimum withdrawal is $100. To start, call 1-800-662-4203. To change your plan, send the Funds a signature-guaranteed written request. See "Signature Guarantees," on page ____. You could have negative tax results if you purchase shares while you're making withdrawals. Be sure to check with your tax adviser on the effects of this plan, especially if you're also purchasing shares.




Exchanging Shares

You can exchange shares of one class of a First Focus Fund for the same class shares of another Fund. An exchange is considered a sale of shares; you may have a capital gain or loss for federal income tax purposes.

You may exchange your shares on any business day by contacting us directly by mail or telephone at 1-800-662-4203. You may also exchange shares through your financial institution by mail or telephone.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

Class A Shares

You may exchange Class A Shares of any Fund for Class A Shares of any other Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.

Class B Shares


You may exchange Class B Shares of any Fund for Class B Shares of any other Fund. No contingent deferred sales charge is imposed on redemptions of shares you acquire in an exchange, provided you hold your shares for at least seven years from your initial purchase.


Transaction Policies

Net Asset Value


The net asset value (NAV) is calculated each business day at the regularly scheduled normal close of trading on the New York Stock Exchange (typically 4 p.m. Eastern Time), except for the Money Market Fund which calculates NAV at 2 p.m. Eastern Time. For the Money Market Fund, a business day is any day on which the NYSE and the Federal Reserve are open for business. The Money Market Fund may close early on a business day that the Bond Market Association recommends that the bond markets close early. For all other Funds, a business day is any day on which the NYSE is open for business. The net asset value of each Fund will be calculated once each business day as of the time disclosed in the prospectus, or as of the close of the business day, whichever time is earlier.


If the Funds receive your buy or sell order before the daily valuation time, your purchase or redemption price will be based upon that day's NAV for each share. Otherwise, it will be based upon the next business day's NAV for each share.

To calculate the NAV, First Focus Funds adds up the value of all a Fund's securities and other assets, subtracts any liabilities, and divides by the number of shares of that Fund outstanding. You can determine the value of your account on any particular day by multiplying the number of shares you own by that day's NAV.

Assets in the Money Market Fund are valued using the amortized cost method. The other Funds' securities are valued at market value.

If reliable market prices aren't available, fair value prices may be determined using methods approved by the Funds' Board of Directors.

Minimum Investments and Additions

The minimum initial investment for each Fund is $1,000, or $500 for an IRA account. For additional investments, it's $50. The Funds may also waive minimum requirements for Individual Retirement Accounts, payroll deduction plans and for Directors and officers of the Company and employees of the Advisers, the Distributor and their affiliates.

If an exchange or redemption causes the value of your account (other than an Auto Invest Plan or payroll deduction account) to fall below $1,000, the Funds may ask you to add to your account. If the balance remains below the minimum after 60 days, the Funds may close out your account and mail you the proceeds.

Redemption Payments


If you redeem shares, your payment normally will be sent within seven days of the Transfer Agent receiving your request. Shares are sold at the next redemption price calculated after your request is received in good order. This means that your instructions must include the fund name and account number, the amount of the transaction, signatures of all owners registered on the account and any supporting legal documentation that may be required. Unless it would hurt a Fund or its Shareholders, the Funds try to honor requests for next-day payment if your order is received on a business day before 4 p.m. Eastern Time, or second-day payment if your order is received after that time.


Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to 15 calendar days. This is intended to protect the Funds and their Shareholders from loss.

The Funds intend to pay cash for all shares redeemed, but under unusual conditions may make payment wholly or partly in portfolio securities whose market value equals the redemption price. You will incur brokerage costs when converting them to cash.


A Fund may suspend your right to sell your shares during times when the NYSE restricts or halts trading, or as otherwise permitted by the SEC.


Signature Guarantees

Signature guarantees are designed to prevent unauthorized transactions. The guarantor pledges that the signature presented is genuine--and, unlike a notary public, is financially responsible if it's not.

You can obtain signature guarantees from banks, brokers/dealers, credit unions, securities exchanges and some other institutions. A notary public is not acceptable. The Funds require a signature guarantee to change the address to which a redemption check is to be mailed, make the check payable to someone other than the Shareholder(s) of record or to redeem $50,000 or more. If you have changed your address within 30 days of a redemption request, a signature guarantee is required. For joint accounts, each signature must be guaranteed. The Transfer Agent reserves the right to reject any signature guarantee.

Telephone Transactions

For purchases, redemptions and exchanges made by telephone, the Funds and their agents will use reasonable procedures to confirm telephone instructions are genuine. These procedures may include, among others, requiring some form of identification before acting on telephone instructions; providing written confirmation of all such transactions; and tape recording all telephone instructions. If reasonable procedures are followed, the Funds and their agents will not be liable for any loss, cost, or expense due to an investor's telephone instructions or an unauthorized telephone exchange or redemption.


If, because of peak activity or adverse conditions, you can't place a telephone transaction, consider mailing your request as described in "Buying Shares" and "Selling Shares" on page ____. The Funds reserve the right to refuse a telephone transaction.


Dividends and Taxes

The Funds generally pass net investment income and realized capital gains, if any, on to Shareholders in the form of dividends and capital gains.

Dividends


The Money Market Fund, Income Fund, and the Nebraska Tax-Free Fund and Colorado Tax-Free Fund (together, the "Tax-Free Funds") declare income dividends daily and pay them monthly. For the Money Market Fund, to be eligible to receive dividends declared on the day you purchase your shares, the Fund must receive your order and federal funds (readily available funds) before the time that the Fund calculates its NAV. The Growth Opportunities Fund declares and pays dividends on an annual basis. The Core Equity Fund and Small Company Fund declare and pay dividends monthly, generally during the last week of each month.


The Funds automatically reinvest your dividends in more shares of the Fund unless you choose to receive them in cash. To receive dividends in cash, or to change that election, notify the Funds in writing.

If you redeem all your shares in a Fund, your accrued dividends, if any, will be mailed within seven business days.

Distributable net realized capital gains are distributed at least annually. The Money Market Fund does not expect to realize any long-term capital gains or pay any capital gains distributions.

Taxes

Here's an overview of important information about taxes for shareholders of the Funds, except the Tax-Free Funds.

o Dividends and distributions you receive, whether in cash or additional shares, are generally taxable.

o Distributions from a Fund's long-term capital gains over net short-term capital losses are taxable as long-term capital gains in the year you receive them, no matter how long you've held the shares.

o Some dividends paid in January may be taxable as if you had received them the previous December.

o Dividends attributable to interest on U.S. Treasury obligations may be subject to state and local taxes, even though the interest would be tax-exempt if you received it directly.

o If the distribution of income or gain realized on the sale of securities causes a share's NAV to fall below what you paid for it, the distribution is a "return of invested principal" but is still taxable as described above.

o If you buy shares shortly before the record date of a Fund's dividend or capital gains distribution, the payment of those dividends or capital gains will reduce your NAV per share. All or a part of such distributions are taxable.

o Corporations may be eligible for a dividends-received deduction on certain dividends. Because the Money Market Fund expects to derive its net investment income from earned interest and short-term capital gains, none of its distributions are expected to qualify for the dividends-received deduction.

Here's an overview of important information about taxes for shareholders of the Tax-Free Funds.

o Regular monthly dividends payable from net tax-free interest will generally be exempt from regular federal income tax.

o All or a portion of these dividends may be subject to state and local taxes.

o These dividends may also be subject to the federal alternative minimum tax
(AMT).

o Net investment income from securities that are not municipal securities, and short-term capital gains, are taxable as ordinary income.

o Distributions from a Fund's long-term capital gains over net short-term capital losses are taxable as long-term capital gains in the year you receive them, no matter how long you've held the shares.

o Some dividends paid in January, if taxable, may be taxable as if you had received them the previous December.

o Dividends attributable to interest on U.S. Treasury obligations may be subject to state and local taxes, even though the interest would be tax-exempt if you received it directly.

o If the distribution of income or gain realized on the sale of securities causes a share's NAV to fall below what you paid for it, the distribution is a "return of invested principal" but is still taxable as described above.

o If you buy shares shortly before the record date of a Fund's dividend or capital gains distribution, the payment of those dividends or capital gains will reduce your NAV per share. All or a part of such distributions are taxable.

At least annually, the Funds will advise you of the source and tax status of all the distributions you've received.

This Prospectus gives only general tax information. Before you invest, consult your tax adviser on federal, state and local tax considerations for your specific situation.

Management of the Company

Investment Advisers

For the Money Market Fund, the Income Fund, the Core Equity Fund, the Small Company Fund and the Nebraska Tax-Free Fund, FNB Fund Advisers ("FNB"), a division of First National Bank of Omaha ("First National"), One First National Center, Omaha, Nebraska, is the investment adviser. FNB is a registered investment adviser under the federal Investment Advisers Act of 1940.


First National is a subsidiary of First National of Nebraska, Inc., a Nebraska corporation with total assets of about $9.2 billion as of December 31, 2000. First National offers clients a full range of financial services and has more than 65 years of experience in trust and investment management. As of December 31, 2001, FNB had about $7.4 billion in assets under administration, with about $1.6 billion under management.

The Growth Opportunities Fund and Colorado Tax-Free Fund are advised by FNC Fund Advisers ("FNC"), a division of First National. FNC is a registered investment adviser under the federal Investment Advisers Act of 1940.

As of December 31, 2001, FNC had $673 million in assets under administration, directly or as an agent, including more than $430 million under investment management.


Responsibilities

Supervised by the Board of Directors and following each Fund's investment objectives and restrictions, the Adviser:

o manages a Fund's investments;

o makes buy/sell decisions and places the orders; and

o keeps records of purchases and sales.

Portfolio Managers


Investment decisions for the Funds are made by committees or teams of Adviser personnel. No one person is primarily responsible for making investment recommendations.




Fees

For services and related expenses, FNB receives a fee from the five Funds it advises. Computed daily and paid monthly, the fee is a percent of each Fund's average daily net assets at these annual rates:

o Money Market Fund: 0.25%

o Income Fund: 0.60%

o Nebraska Tax-Free Fund: 0.70%

o Core Equity Fund: 0.75%

o Small Company Fund: 0.85%

Similarly, FNC's fee for advising the Growth Opportunities Fund is 0.75%, and for advising the Colorado Tax-Free Fund is 0.70%, of average daily net assets, or a lesser fee agreed to in writing.

FNB and FNC (collectively, the "Advisers") may choose to waive all or some of their advisory fees, which will cause a Fund's yield and total return to be higher than it would be without the waiver. The Advisers may end such waivers anytime and may not seek reimbursement.


Other Service Providers

The Funds' Board of Directors has appointed various parties to advise and administer the Funds.

Administrator and Distributor

SEI Investments Mutual Funds Services, One Freedom Valley Drive, Oaks, Pennsylvania 19456, is Administrator for each Fund, providing clerical, compliance, regulatory, accounting and other services. SEI Distribution Co., an affiliate of the Administrator, is Distributor for the Funds.

Custodian and Transfer Agent


First National in its capacity as Custodian provides for the safekeeping of the Funds' assets. First National also serves as the Funds' Transfer Agent. DST Systems, Inc., 210 W. 10th Street, Kansas City, MO 64105 is Sub-Transfer Agent, whose functions include disbursing dividends and other distributions.


All service providers receive fees. They may choose to waive some or all of their fees, which will cause the Funds' returns to be higher than they would have been without the waiver.

Distribution of Fund Shares

Each Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to Shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution and service fees, as a percentage of average daily net assets, are as follows:

--------------------------------------------------------------------------------
For Class A Shares                        0.25%
--------------------------------------------------------------------------------
For Class B Shares                        1.00%
--------------------------------------------------------------------------------

Prospectus
First Focus Funds(SM) Financial Highlights
--------------------------------------------------------------------------------
The following tables show you each Fund's financial performance for the period from July 31, 2001 through March 31, 2002. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund, assuming reinvestment of all dividends and distributions. This information has been audited by KPMG LLP, the Funds' independent accountants. Their report, along with the Funds' financial statements, is included in the SAI, which is available upon request.


                                                   Net Realized
                    Net Asset                           and              Distributions     Distributions    Net Asset
                      Value           Net           Unrealized            From Net            From           Value,
                    Beginning     Investment      Gains (Losses)         Investment          Capital         End of        Total
                    of Period       Income        on Investments           Income             Gains          Period       Return+
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Money Market Fund
Class A
2002(1)             $ 1.00            $0.01        $    --               $(0.01)            $    --          $  1.00        2.66%

Class B
2002(1)               1.00             0.01             --                (0.01)                 --             1.00        1.68
------------------------------------------------------------------------------------------------------------------------------------
Income Fund
Class A
2002(1)             $10.09            $0.34            $(0.23)           $(0.34)             $(0.04)         $  9.82        4.48%

Class B
2002(1)              10.09             0.34             (0.23)            (0.34)              (0.04)            9.82        4.13
------------------------------------------------------------------------------------------------------------------------------------
Nebraska Tax-Free Fund
Class A
2002(1)             $10.16            $0.32            $(0.28)           $(0.32)             $(0.07)         $  9.81        3.64%
------------------------------------------------------------------------------------------------------------------------------------
Colorado Tax-Free Fund
Class A
2002(1)             $10.23            $0.18            $(0.30)           $(0.18)            $    --          $  9.93        1.45%
------------------------------------------------------------------------------------------------------------------------------------
Core Equity Fund
Class A
2002(1)             $ 9.51            $0.05            $ 0.50            $(0.05)             $(0.13)         $  9.88        6.31%

Class B
2002(1)               9.51             0.01              0.51             (0.02)              (0.13)            9.88        5.69
------------------------------------------------------------------------------------------------------------------------------------



+  Returns are for the period indicated and have not been annualized.
++ Inclusive of directed brokerage arrangements, waivers and reimbursements.
(1)Commenced operations on July 31, 2001. All ratios for the period have been annualized.
   Amounts designated as "--" are either $0 or have been rounded to $0.

                                                               First Focus Funds
--------------------------------------------------------------------------------


                                           Ratio of                                                  Ratio of Net
                     Net Assets           Investment      Ratio of Net           Investment           Investment
                         End               Expenses         Income to           Net Expenses           Income to       Portfolio
                      of Period           to Average         Average             to Average             Average        Turnover
                       (000s)             Net Assets       Net Assets           Net Assets++         Net Assets++        Rate
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Money Market Fund
Class A
2002(1)           $      2               0.49%             2.05%                    0.53%                2.01%             N/A

Class B
2002(1)                  1               1.32              1.28                     1.51                 1.09              N/A
------------------------------------------------------------------------------------------------------------------------------------
Income Fund
Class A
2002(1)            $     2               0.98%             5.90%                    1.21%                5.67%            85.17%

Class B
2002(1)                 30               1.70              5.15                     1.93                 4.92             85.17
------------------------------------------------------------------------------------------------------------------------------------
Nebraska Tax-Free Fund
Class A
2002(1)            $ 3,876               1.00%             4.04%                    1.26%                3.78%            49.72%
------------------------------------------------------------------------------------------------------------------------------------
Colorado Tax-Free Fund
Class A
2002(1)            $     1               1.35%             3.03%                    1.66%                2.72%            3.32%
------------------------------------------------------------------------------------------------------------------------------------
Core Equity Fund
Class A
2002(1)            $    34               1.22%             0.86%                    1.33%                0.75%            15.90%

Class B
2002(1)                 44               1.97              0.13                     2.08                 0.02             15.90
------------------------------------------------------------------------------------------------------------------------------------



+  Returns are for the period indicated and have not been annualized.
++ Inclusive of directed brokerage arrangements, waivers and reimbursements.
(1)Commenced operations on July 31, 2001. All ratios for the period have been annualized.
   Amounts designated as "--" are either $0 or have been rounded to $0.

Prospectus
First Focus Funds(SM) Financial Highlights (cont'd)
--------------------------------------------------------------------------------
The following tables show you each Fund's financial performance for the period from July 31, 2001 through March 31, 2002. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund, assuming reinvestment of all dividends and distributions. This information has been audited by KPMG LLP, the Funds' independent accountants. Their report, along with the Funds' financial statements, is included in the SAI, which is available upon request.



                                                  Net Realized
                  Net Asset                           and              Distributions     Distributions     Net Asset
                     Value           Net           Unrealized            From Net            From           Value,
                   Beginning     Investment      Gains (Losses)         Investment          Capital         End of        Total
                   of Period       Income        on Investments           Income             Gains          Period      Return +
------------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities Fund
Class A
2002(1)             $11.19           $0.01           $0.90                 $(0.02)         $    --          $12.08         8.06%

Class B
2002(1)              11.19           (0.02)           0.88                  (0.01)              --           12.04         7.39
------------------------------------------------------------------------------------------------------------------------------------
Small Company Fund
Class A
2002(1)             $13.42           $0.03           $1.51                 $(0.03)          $(0.15)         $14.78        22.37%

Class B
2002(1)              13.42           (0.01)           1.51                     --            (0.15)          14.77        21.62
------------------------------------------------------------------------------------------------------------------------------------


+  Returns are for the period indicated and have not been annualized.
++ Inclusive of directed brokerage arrangements, waivers and reimbursements.
(1)Commenced operations on July 31, 2001. All ratios for the period have been annualized.
   Amounts designated as "--" are either $0 or have been rounded to $0.

                                                               First Focus Funds
--------------------------------------------------------------------------------


                                           Ratio of                                                  Ratio of Net
                     Net Assets           Investment      Ratio of Net           Investment           Investment
                         End               Expenses         Income to           Net Expenses           Income to       Portfolio
                      of Period           to Average         Average             to Average             Average        Turnover
                       (000s)             Net Assets       Net Assets           Net Assets++         Net Assets++        Rate
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Money Market Fund
Class A
2002(1)                $ 45                  1.30%            0.00%                 1.55%               (0.25)%         82.77%

Class B
2002(1)                $107                  2.05%           (0.78)                 2.33                (1.06)          82.77
------------------------------------------------------------------------------------------------------------------------------------
Income Fund
Class A
2002(1)                $107                  1.43%            0.33%                 1.81%               (0.05)%         27.38%

Class B
2002(1)                $122                  2.17%           (0.47)                 2.55                (0.85)          27.38
------------------------------------------------------------------------------------------------------------------------------------

+  Returns are for the period indicated and have not been annualized.
++ Inclusive of directed brokerage arrangements, waivers and reimbursements.
(1)Commenced operations on July 31, 2001. All ratios for the period have been annualized.
   Amounts designated as "--" are either $0 or have been rounded to $0.

                           - - - -

For more information on the Funds, ask for a free copy of the following:

Statement of Additional Information (SAI).
         The SAI has been filed with the Securities and Exchange Commission and is incorporated by reference, which means it is legally considered part of this Prospectus. It contains more details on all aspects of the Funds.

Annual/Semi-Annual Reports.
         These reports describe the Funds' performance, list portfolio holdings and include financial statements. The Annual Report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

To obtain information:
By phone

         Call 1-800-662-4203

By mail


         Write to:    First Focus Funds Service Center
                      P.O. Box 219022
                      Kansas City, MO 64121-9022

You can review and copy information about First Focus Funds (including the SAI) at the SEC's Public Reference Room in Washington, D.C. You can call 1-202-942-8090 for information on the operations of the Public Reference Room. Reports and other information about First Focus Funds are also available at the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing to the address below or by electronic request to publicinfo@sec.gov.

         Public Reference Section
         Securities and Exchange Commission
         Washington, D.C.  20549-0102


SEC File Number 811-8846

                                   FIRST FOCUS
                                      FUNDS
                           Value. Stability. Service.

                                 P.O. Box 219022
                           Kansas City, MO 64121-9022


                                                                 FFF-PS-002-0200

PROSPECTUS
INSTITUTIONAL CLASS


JULY 31, 2002


First Focus U.S. Government
Money Market Fund

First Focus Short/Intermediate
Bond Fund

First Focus Bond Fund

First Focus Income Fund

First Focus Nebraska
Tax-Free Fund

First Focus Colorado
Tax-Free Fund

First Focus Balanced Fund

First Focus Core Equity Fund

First Focus Growth Opportunities Fund

First Focus Small Company Fund


First Focus International Equity Fund


                                   FIRST FOCUS
                                      FUNDS
                           Value. Stability. Service.

                               Notice to Investors

                        Shares of First Focus Funds are:

                                NOT FDIC INSURED

                        May lose value   No bank guarantee

An investment in the U.S. Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The First Focus Funds are distributed by an independent third party, SEI Investments Distribution Co.

These pages are followed by a Prospectus which describes in detail the Funds' objectives, investment policies, risks, fees and other matters of interest. Please read it carefully before investing.

Prospectus

First Focus Funds(SM)



A Family of Mutual Funds

o First Focus U.S. Government Money Market Fund

o First Focus Short/Intermediate Bond Fund

o First Focus Bond Fund

o First Focus Income Fund

o First Focus Nebraska Tax-Free Fund

o First Focus Colorado Tax-Free Fund

o First Focus Balanced Fund

o First Focus Core Equity Fund

o First Focus Growth Opportunities Fund

o First Focus Small Company Fund


o First Focus International Equity Fund


Prospectus

July 31, 2002


First Focus Funds, Inc. (the "Company") is a family of eleven mutual funds (the "Funds"). Some of the Funds have several classes of shares. This Prospectus describes the Institutional Class Shares of each of the eleven funds. The Institutional Shares have no sales charges or 12b-1 fees.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, the First National Bank of Omaha, First National Colorado, Inc., their parent, First National of Nebraska, Inc., or any of their affiliates. Shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. An investment in a Fund involves certain investment risks, including the possible loss of principal.


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

The Funds

Principal investment strategies and risks, expenses and performance

First Focus U.S. Government
Money Market Fund                                         2

First Focus Short/Intermediate Bond Fund                  5


First Focus Bond Fund                                     8

First Focus Income Fund                                  13

First Focus Nebraska Tax-Free Fund                       17

First Focus Colorado Tax-Free Fund                       20

First Focus Balanced Fund                                22

First Focus Core Equity Fund                             26

First Focus Growth Opportunities Fund                    29

First Focus Small Company Fund                           32


First Focus International Equity Fund                    35


--------------------------------------------------------------------------------

Your Investment

Buying and selling shares, account policies and management


Buying Shares                                            37

Selling Shares                                           37

Exchanging Shares                                        38

Transaction Policies                                     38

Dividends and Taxes                                      39

Management of the Company                                41

Financial Highlights                                     44


--------------------------------------------------------------------------------

For more information                             Back cover

PROSPECTUS

FIRST FOCUS U.S. GOVERNMENT MONEY MARKET FUND



Objective

The investment objective of the Money Market Fund is maximum current income while preserving capital and maintaining liquidity.

Principal Investment
Strategies and Risks

Principal investments

The Money Market Fund invests only in U.S. dollar-denominated instruments that the adviser determines present minimal credit risks. They must be rated at purchase in one of the two highest rating categories of a national rating organization, or if unrated, considered at purchase to be of comparable quality by the Fund's investment adviser. The Fund will invest no more than 5% of its assets in securities rated in the second highest category.

All securities in which the Fund invests mature within 397 calendar days. The dollar-weighted average maturity of the Fund's securities will not exceed 90 days.

The Fund may invest in:

o U.S. Treasury obligations, offering varied interest rates, maturities, and times of issuance. These include "stripped" obligations such as Treasury Receipts, representing either future interest or principal payments.

o obligations issued and/or guaranteed by agencies or instrumentalities of the U.S. government. The Fund may invest not only in obligations of certain agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the U.S. government, but also in such obligations that are supported only by the issuer's right to borrow from the U.S. Treasury (such as those of the Federal National Mortgage Association), by the discretionary authority of the U.S. government to purchase the agency's obligations (such as those of the Student Loan Marketing Association and the Federal Home Loan Banks), or by the credit of the instrumentality (such as those of the Federal Farm Credit Banks). The Fund will invest in the obligations of such agencies or instrumentalities only when the Fund's investment adviser determines that they present minimal credit risk.

o repurchase agreements.

Principal risks


Preservation of value. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


Interest rate. Changes in interest rates affect the value of the Fund's debt securities, including securities issued or guaranteed by the U.S. government or other government agencies. The rate of income on Fund shares will vary from day to day so that dividends on your investment will vary. The Fund is subject to interest rate risk; when interest rates increase, fixed income securities will decline in value.

Derivative risks. Stripped securities are issued at a discount to their face value and may be more volatile than ordinary debt securities because of the way their principal and interest are returned to investors.

Lending risks. If the seller of a repurchase agreement defaults, the Fund may be exposed to possible loss because of adverse market conditions or a delay in selling the underlying securities to another person.

Government securities. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

Performance History

The bar chart and table below show the Fund's annual returns and its long-term performance. The bar chart shows you how the Fund's performance has varied from year-to-year and the table shows the Fund's average annual returns. The variability of performance over time provides an indication of the risks of investing in the Fund. As with all mutual funds, past performance is no guarantee of future results.


--------------------------------------------------------------------------------
               Year-by-Year Total Returns on Institutional Shares
--------------------------------------------------------------------------------
                            as of 12/31 each year (%)

[BAR CHART]

1992     3.27

1993     2.56

1994     3.56

1995     5.36

1996     4.80

1997     4.90

1998     4.81

1999     4.69

2000     6.10


2001     3.78

The Fund's total return for the six-month period ended June 30, 2002 was 0.81%.

--------------------------------------------------------------------------------
            Best Quarter                       Worst Quarter
--------------------------------------------------------------------------------

          December 31, 2000                  December 31, 2001

                1.55%                              0.56%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Average Annual Total Return
                     on Institutional Shares as of 12/31/01
--------------------------------------------------------------------------------

                          1 Year            5 Years          10 Years
U.S. Government
Money Market Fund          3.78%             4.85%            4.38%
--------------------------------------------------------------------------------

The performance information stated above, from January 1, 1992 through April 9, 1995, relates to a predecessor mutual fund, First Omaha U.S. Government Obligations Fund. The predecessor had investment objectives, policies and restrictions that were equivalent in all material respects to those of the Fund. The predecessor was managed by First National Bank of Omaha, a division of which manages the Fund. The Fund acquired all of the net assets of the predecessor mutual fund on April 9, 1995.


If you would like to know the current seven-day yield for the Fund, call the Fund's toll-free number, 1-800-662-4203.

Expenses


This table describes the fees and expenses you may pay if you buy and hold Institutional Class Shares of the Fund. The Institutional Class has no shareholder transaction fees. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund's Share price.

--------------------------------------------------------------------------------
                                    Fee Table
--------------------------------------------------------------------------------

U.S. Government Money Market Fund

Annual Fund Operating Expenses
(% of average net assets)

Management Fees (1)                                   0.25%

Distribution (12b-1) Fees                             None

Other Expenses (1)(2)                                 0.31%

Total Fund Operating Expenses (1)                     0.56%
--------------------------------------------------------------------------------

(1) The table above reflects all fees the Fund's service providers were entitled to receive during the fiscal year ended March 31, 2002 pursuant to their contracts with the Fund or others. However, during that year, certain service providers voluntarily waived a portion of their respective fees. Taking these waivers into account, the actual Management Fees and Other Expenses incurred for the fiscal year ended March 31, 2002 were 0.13% and 0.27%, respectively. The actual Total Fund Operating Expenses incurred by the Fund for the fiscal year ended March 31, 2002 were 0.40%. These waivers by the service providers are voluntary and therefore may be eliminated at any time.

(2) "Other Expenses" include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees.


The example below is intended to help you compare the cost of investing in the Institutional Class Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund's operating expenses remain the same. The figure shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, this example is for comparison only.


-------------------------------------------------------------------------------
                                 Expense Example
-------------------------------------------------------------------------------

      1 Year            3 Years          5 Years          10 Years

        $57              $179             $313             $701
-------------------------------------------------------------------------------

PROSPECTUS

FIRST FOCUS SHORT/INTERMEDIATE BOND FUND



Objective

This Fund seeks generation of current income consistent with the preservation of capital.

Principal Investment
Strategies and Risks

Principal investments

Under normal market conditions, this Fund intends to invest primarily all, but must invest at least 80%, of its assets in fixed income securities, consisting of:

o bonds, notes and debentures from a wide range of U.S. corporate issuers;

o mortgage-related securities;

o state, municipal or industrial revenue bonds;

o obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;

o fixed income securities that can be converted into or exchanged for common stock; or

o repurchase agreements.

The Fund's investment strategy emphasizes fundamental analysis, relative value and a long-term outlook. "Relative value" is the value the Fund places on a security by comparing it to historical valuations, comparable securities in the same sector, and other securities in different sectors of the fixed income market. The Fund's "long-term outlook" is typically a minimum three to five year view of general market conditions that may affect the overall structure of the Fund's portfolio. The adviser looks for securities that appear to be underpriced compared to other investments available and that keep the Fund diversified.

Fixed income securities are chosen so their maturities are staggered, to manage reinvestment risk and value fluctuations. However, the adviser can go outside this laddered approach if the adviser believes a security appears to offer greater relative value.

The Fund seeks to maintain a dollar-weighted average portfolio maturity of two to five years under normal market conditions, and is expected to be somewhat less volatile than the Bond Fund and Income Fund. To calculate maturity, the adviser uses each instrument's ultimate maturity date, or the probable date of a call, refunding or redemption provision, or other maturity-shortening device. For securities expected to be repaid before their maturity date (such as mortgage-backed securities), the adviser uses the effective maturity, which is shorter than the stated maturity.


The Fund also seeks to maintain an average portfolio duration comparable to the Lehman MF Short (1-5 Year) U.S. Gov't./Credit Index average duration. Duration is an indicator of the expected volatility of a bond position in response to changes in interest rates. In calculating duration, the Fund measures the average time required to receive all cash flows associated with those debt securities--representing payments of principal and interest--by considering the timing, frequency and amount of payment expected from each portfolio debt security. The lower the duration, the less likelihood the investment will be volatile. For example, on June 30, 2002 the average duration of the Lehman U.S. Aggregate Bond Index was 4.29. By comparison, on the same date the duration of a 30-year U.S. Treasury Bond bearing interest at 5.375% was 14.10.

The fixed income securities in which the Fund invests will be "investment grade," which means they will be:


o rated at purchase within the four highest ratings of a nationally recognized rating organization, such as Moody's Investors Service, Inc. and Standard & Poor's Corporation; or


o if unrated, considered at purchase by the Fund's investment adviser to be of comparable quality.

Mortgage-related securities. Under normal market conditions, the Fund will invest no more than 25% of its assets in mortgage-related securities, which are backed by obligations such as:

o conventional 30-year fixed rate mortgages;

o 15-year mortgages; or

o adjustable-rate mortgages.

Mortgage-related securities are pass-through securities--an interest in a pool or pools of mortgage obligations. The cash flow from the mortgage obligations is "passed through" to the securities' holders as periodic payments of interest, principal and prepayments (net of service fees).

Other mortgage securities the Fund may purchase include collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs), some of which are issued privately. CMOs may be collateralized by whole-mortgage loans or, more typically, by portfolios of pass-through securities guaranteed by the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Federal National Mortgage Association.

Principal Risks


The value of the Fund's shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money.


General market risks. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the adviser won't accurately predict the direction of these and other factors and, as a result, the adviser's investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

Interest rate risk. Changes in interest rates affect the value of the Fund's debt securities, including securities issued or guaranteed by the U.S. government or other government agencies. When interest rates rise, the value of the Fund's securities and its shares will decline. A change in interest rates will also affect the amount of income the Fund generates.

Credit risk. The value of the Fund's fixed income securities is affected by the issuer's continued ability to make interest and principal payments. The Fund could lose money if the issuers cannot meet their financial obligation or go bankrupt.

Securities rated in the lowest of the investment-grade categories (e.g., Baa or BBB) are considered more speculative than higher rated securities. Their issuers may not be as financially strong as those of higher rated bonds and may be more vulnerable to periods of economic uncertainty or downturn.

If the seller of a repurchase agreement defaults, the Fund may be exposed to possible loss because of adverse market conditions or a delay in selling the underlying securities to another person.

Reinvestment risk. When interest rates decline, cash flows from maturing securities may have to be reinvested at a lower rate.

Prepayment risk. Mortgage- and asset-backed securities involve prepayment risk, which is the risk that the underlying mortgages or other debts may be refinanced or paid off before they mature during a period of declining interest rates. That will tend to lower the Fund's return and could result in losses to the Fund if it acquired some securities at a premium. Due to prepayments and the need to reinvest principal payments at current rates, mortgage-related securities may be less effective than bonds at maintaining yields when interest rates decline. Mortgage-related securities may be more volatile than other fixed income securities.

Extension risk: Conversely, during periods of rising interest rates, the rate of prepayments of mortgage- and asset-backed securities may be slower than estimated, causing the Fund to miss the opportunity to reinvest assets at higher rates.

Performance History


The bar chart and tables below show the Fund's annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year-to-year. The tables compare the Fund's performance over time to that of the Lehman Intermediate Gov't./Credit Index. The first table reflects the performance without taking into account the impact of taxes, and includes the performance of the similarly managed predecessor common trust fund. The second table compares the performance of these indices and averages to the Fund's performance after adjustment for the impact of certain taxes. Both the bar chart and tables assume reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

--------------------------------------------------------------------------------
               Year-by-Year Total Returns on Institutional Shares
--------------------------------------------------------------------------------
                            as of 12/31 each year (%)
                                   [BAR CHART]

1992      5.83

1993      6.37

1994     (1.33)

1995     12.73

1996      3.38

1997      6.70

1998      7.74

1999     (1.40)

2000      8.80

2001      4.74

The Fund's total return for the six-month period ended June 30, 2002 was 3.45%.

--------------------------------------------------------------------------------
            Best Quarter                               Worst Quarter

--------------------------------------------------------------------------------

         September 30, 1998                           December 31, 2001

                4.84%                                      (3.30%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Average Annual Total Return
                     on Institutional Shares as of 12/31/01
--------------------------------------------------------------------------------

Average Annual Total Returns - Before Taxes

                                    1 Year            5 Years          10 Years
Short/Intermediate
Bond Fund                           4.74%             5.25%            5.28%

Lehman Intermediate Gov't/
   Credit Index (1)                 8.98%             7.09%            6.81%

The above performance information of this Fund includes the performance of the Fund's respective predecessor mutual fund and common trust fund. The predecessors had investment objectives, policies and restrictions that were equivalent in all material respects to those of the Fund. Performance data from December 13, 1992 through April 9, 1995 relates to a predecessor mutual fund, First Omaha Short/Intermediate Fixed Income Fund. The Fund acquired all of the net assets of the predecessor mutual fund on April 9, 1995. The performance prior to December 13, 1992 relates to a predecessor common trust fund. The predecessors were managed by First National Bank of Omaha, a division of which manages the Fund. The bar chart and table above include information regarding the common trust fund's operations for periods before the Fund's registration statement became effective, as adjusted to reflect the higher expenses incurred by the Funds. The common trust fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that are imposed by that Act. If the common trust fund had been registered, its performance might have been adversely affected.


Average Annual Total Returns - Comparison of Before and After-Tax Returns

The Fund's returns in this table only reflect the periods after the Fund began operating as a registered mutual fund. The returns shown do not reflect the performance of the predecessor common trust fund. It is not possible to reflect the tax impact on the common trust fund's performance. The predecessor mutual fund is discussed in the preceding paragraph.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                     Since
                                          1 Year     5 Years   December 13, 1992

Short/Intermediate Bond Fund

Return Before Taxes                       4.74%      5.25%          5.26%

Return After Taxes on Distributions       2.54%      3.06%          3.04%

Return After Taxes on Distributions
   and Sale of Fund Shares                2.93%      3.11%          3.09%

Lehman Intermediate Gov't/Credit Index
(reflects no deduction for fees,
 expenses or taxes) (1)                   8.98%      7.09%          6.86%
--------------------------------------------------------------------------------

(1) The Lehman Intermediate Gov't./Credit Index is a market value weighted performance index of government and corporate fixed-rate debt securities with maturities between one and ten years. The returns for this index do not reflect any fees or expenses. It is not possible to make a direct investment in an index.


Expenses

This table describes the fees and expenses you may pay if you buy and hold the Institutional Class Shares of the Fund. The Institutional Class has no shareholder transaction fees. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund's share price.

--------------------------------------------------------------------------------
                                    Fee Table
--------------------------------------------------------------------------------

Short/Intermediate Bond Fund

Annual Fund Operating Expenses
(% of average net assets)

Management Fees (1)                                   0.50%

Distribution (12b-1) Fees                             None

Other Expenses (1)(2)                                 0.53%

Total Fund Operating Expenses (1)                     1.03%
--------------------------------------------------------------------------------

(1) The table above reflects all fees the Fund's service providers were entitled to receive during the fiscal year ended March 31, 2002 pursuant to their contracts with the Fund or others. However, during that year, certain service providers voluntarily waived a portion of their respective fees. Taking these waivers into account, the actual Management Fees and Other Expenses incurred for the fiscal year ended March 31, 2002 were 0.30% and 0.45%, respectively. The actual Total Fund Operating Expenses incurred by the Fund for the fiscal year ended March 31, 2002 were 0.75%. These waivers by the service providers are voluntary and therefore may be eliminated at any time.

(2) "Other Expenses" include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees.


The example below is intended to help you compare the cost of investing in the Institutional Class Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund's operating expenses remain the same. The figure shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, this example is for comparison only.


--------------------------------------------------------------------------------
                                 Expense Example
--------------------------------------------------------------------------------

      1 Year            3 Years          5 Years          10 Years

       $105              $328             $569             $1,259
--------------------------------------------------------------------------------

PROSPECTUS

FIRST FOCUS BOND FUND



Objective

This Fund seeks current income consistent with the preservation of capital.

Principal Investment
Strategies and Risks

Principal investments

Under normal market conditions, the Fund intends to invest primarily all, but must invest at least 80%, of its assets in fixed income securities, consisting of:

o bonds, notes and debentures from a wide range of U.S. corporate issuers;

o mortgage-related securities;

o state, municipal or industrial revenue bonds;

o obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;

o fixed income securities that can be converted into or exchanged for common stock; or

o repurchase agreements.

The Fund's investment strategy emphasizes fundamental analysis, relative value, and a long-term outlook. "Relative value" is the value the Fund places on a security by comparing it to historical valuations, comparable securities in the same sector, and other securities in different sectors of the fixed income market. The Fund's "long-term outlook" is typically a minimum three to five year view of general market conditions that may affect the overall structure of the Fund's portfolio. The adviser looks for securities that appear to be underpriced compared to other investments available and that keep the Fund diversified.

Fixed income securities are chosen so their maturities are staggered, to manage reinvestment risk and value fluctuations. However, the adviser can go outside this laddered approach if the adviser believes a security appears to offer greater relative value.

The Fund seeks to maintain a dollar-weighted average portfolio maturity of five years or more under normal market conditions. To calculate maturity, the adviser uses each instrument's ultimate maturity date, or the probable date of a call, refunding or redemption provision, or other maturity-shortening device. For securities expected to be repaid before their maturity date (such as mortgage-backed securities), the adviser uses the effective maturity, which is shorter than the stated maturity.


The Fund also seeks to maintain an average portfolio duration comparable to the Lehman U.S. Gov't./Credit Index average duration. Duration is an indicator of the expected volatility of a bond position in response to changes in interest rates. In calculating duration, the Fund measures the average time required to receive all cash flows associated with those debt securities--representing payments of principal and interest--by considering the timing, frequency and amount of payment expected from each portfolio debt security. The lower the duration, the less likelihood the investment will be volatile. For example, on June 30, 2002 the average duration of the Lehman U.S. Aggregate Bond Index was
4.29. By comparison, on the same date the duration of a 30-year U.S. Treasury Bond bearing interest at 5.375% was 14.10.


The fixed income securities in which the Fund invests will be "investment grade," which means they will be:


o rated at purchase within the four highest ratings of a nationally recognized rating organization, such as Moody's Investors Service, Inc. and Standard & Poor's Corporation; or


o if unrated, considered at purchase by the Fund's investment adviser to be of comparable quality.

Mortgage-related securities. Under normal market conditions, the Fund will invest no more than 25% of its value in mortgage-related securities, which are backed by obligations such as:

o conventional 30-year fixed rate mortgages;

o 15-year mortgages; or

o adjustable-rate mortgages.

Mortgage-related securities are pass-through securities--an interest in a pool or pools of mortgage obligations. The cash flow from the mortgage obligations is "passed through" to the securities' holders as periodic payments of interest, principal and prepayments (net of service fees).

Other mortgage securities the Fund may purchase include collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs), some of which are issued privately. CMOs may be collateralized by whole mortgage loans or, more typically, by portfolios of pass-through securities guaranteed by the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Federal National Mortgage Association.

Principal risks


The value of the Fund's shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money.


General market risks. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the adviser won't accurately predict the direction of these and other factors and, as a result, the adviser's investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

Interest rate risk. Changes in interest rates affect the value of the Fund's debt securities, including securities issued or guaranteed by the U.S. government or other government agencies. When interest rates rise, the value of the Fund's securities and its shares will decline. A change in interest rates will also affect the amount of income the Fund generates.

Credit risk. The value of the Fund's fixed-income securities is affected by the issuer's continued ability to make interest and principal payments. The Fund could lose money if the issuers cannot meet their financial obligation or go bankrupt.

Securities rated in the lowest of the investment grade categories (e.g., Baa or BBB) are considered more speculative than higher rated securities. Their issuers may not be as financially strong as those of higher rated bonds and may be more vulnerable to periods of economic uncertainty or downturn.

If the seller of a repurchase agreement defaults, the Fund may be exposed to possible loss because of adverse market conditions or a delay in selling the underlying securities to another person.

Reinvestment risk. When interest rates decline, cash flows from maturing securities may have to be reinvested at a lower rate.

Prepayment risk. Mortgage- and asset-backed securities involve prepayment risk, which is the risk that the underlying mortgages or other debts may be refinanced or paid off before they mature during a period of declining interest rates. That will tend to lower the Fund's return and could result in losses to the Fund if it acquired some securities at a premium. Due to prepayments and the need to reinvest principal payments at current rates, mortgage-related securities may be less effective than bonds at maintaining yields when interest rates decline. Mortgage-related securities may be more volatile than other fixed income securities.

Extension risk. Conversely, during periods of rising interest rates, the rate of prepayments of mortgage- and asset-backed securities may be slower than estimated, causing the Fund to miss the opportunity to reinvest assets at higher rates.

Performance History


The bar chart and tables below show the Fund's annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year-to-year. The tables compare the Fund's performance over time to that of the Lehman U.S. Gov't./Credit Index. The first table reflects the performance without taking into account the impact of taxes, and includes the performance of the similarly managed predecessor common trust fund. The second table compares the performance of these indices and averages to the Fund's performance after adjustment for the impact of certain taxes. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

--------------------------------------------------------------------------------
               Year-by-Year Total Returns on Institutional Shares
--------------------------------------------------------------------------------
                            as of 12/31 each year (%)
                                   [BAR CHART]

1992      7.40

1993     11.05

1994     (4.73)

1995     20.41

1996      0.90

1997      9.45

1998      9.35

1999     (4.59)

2000      9.84

2001      5.53

The Fund's total return for the six-month period ended June 30, 2002 was 3.82%.

--------------------------------------------------------------------------------
            Best Quarter                       Worst Quarter
--------------------------------------------------------------------------------

            June 30, 1995                     March 31, 1996

                6.95%                             (3.40%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Average Annual Total Return
                     on Institutional Shares as of 12/31/01
--------------------------------------------------------------------------------

Average Annual Total Returns - Before Taxes

                                     1 Year            5 Years          10 Years

Bond Fund                            5.53%             5.77%            6.14%

Lehman
U.S. Gov't./Credit Index (1)         8.51%             7.36%            7.27%


The above performance information of this Fund includes the performance of the Fund's respective predecessor mutual fund and common trust fund. The predecessors had investment objectives, policies and restrictions that were equivalent in all material respects to those of the Fund. Performance data from December 13, 1992 through April 9, 1995 relates to a predecessor mutual fund, First Omaha Fixed Income Fund. The Fund acquired all of the net assets of the predecessor mutual fund on April 9, 1995. The performance prior to December 13, 1992 relates to a predecessor common trust fund. The predecessors were managed by First National Bank of Omaha, a division of which manages the Fund. The bar chart and table above include information regarding the common trust fund's operations for periods before the Fund's registration statement became effective, as adjusted to reflect the higher expenses incurred by the Funds. The common trust fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that are imposed by that Act. If the common trust fund had been registered, its performance might have been adversely affected.


Average Annual Total Returns - Comparison of Before and After-Tax Returns

The Fund's returns in this table only reflect the periods after the Fund began operating as a registered mutual fund. The returns shown do not reflect the performance of the predecessor common trust fund. It is not possible to reflect the tax impact on the common trust fund's performance. The predecessor mutual fund is discussed in the preceding paragraph.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                   Since
                                        1 Year    5 Years     December 13, 1992

Bond Fund

Return Before Taxes                     5.53%     5.77%             6.14%

Return After Taxes on Distributions     3.34%     3.35%             3.67%

Return After Taxes on Distributions
   and Sale of Fund Shares              3.35%     3.44%             3.69%

Lehman U.S. Gov't./Credit Index
   (reflects no deduction for fees,
   expenses or taxes) (1)               8.51%     7.36%             7.37%
--------------------------------------------------------------------------------

(1) The Lehman U.S. Gov't./Credit Index is an index that includes all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues; all publicly issued debt of U.S. government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. government; and all publicly issued, fixed rate, nonconvertible, investment grade, dollar-denominated, SEC-registered corporate debt (including debt issued or guaranteed by foreign sovereign governments, municipalities, or governmental agencies, or international agencies). A flower bond is a type of U.S. government bond that, regardless of its cost price, can be redeemed at par value in payment of estate taxes if owned by the decedent at the time of death. Foreign-targeted issues are securities targeted for foreign investors. The returns for this index do not reflect any fees or expenses. It is not possible to make a direct investment in an index.


Expenses


This table describes the fees and expenses you may pay if you buy and hold the Institutional Class Shares of the Fund. The Institutional Class has no shareholder transaction fees. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund's share price.

--------------------------------------------------------------------------------
                                    Fee Table
--------------------------------------------------------------------------------

Bond Fund

Annual Fund Operating Expenses
(% of average net assets)

Management Fees (1)                                   0.60%

Distribution (12b-1) Fees                             None

Other Expenses (1)(2)                                 0.51%

Total Fund Operating Expenses (1)                     1.11%
--------------------------------------------------------------------------------

(1) The table above reflects all fees the Fund's service providers were entitled to receive during the fiscal year ended March 31, 2002 pursuant to their contracts with the Fund or others. However, during that year, certain service providers voluntarily waived a portion of their respective fees. Taking these waivers into account, the actual Management Fees and Other Expenses incurred for the fiscal year ended March 31, 2002 were 0.50% and 0.43%, respectively. The actual Total Fund Operating Expenses incurred by the Fund for the fiscal year ended March 31, 2002 were 0.93%. These waivers by the service providers are voluntary and therefore may be eliminated at any time.

(2) "Other Expenses" include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees.


The example below is intended to help you compare the cost of investing in the Institutional Class Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund's operating expenses remain the same. The figure shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, this example is for comparison only.


--------------------------------------------------------------------------------
                                 Expense Example
--------------------------------------------------------------------------------

      1 Year            3 Years          5 Years          10 Years

       $113              $353             $612             $1,352
--------------------------------------------------------------------------------

PROSPECTUS

FIRST FOCUS INCOME FUND



Objective

This Fund seeks to maximize current income consistent with the preservation of capital.

Principal Investment
Strategies and Risks

Principal investments

Under normal market conditions, the Fund intends to invest primarily all, but must invest at least 65%, of its assets in fixed income securities, consisting of:

o bonds, notes and debentures from a wide range of U.S. corporate issuers;

o mortgage-related securities;

o state, municipal or industrial revenue bonds;

o obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;

o fixed income securities that can be converted into or exchanged for common stock; or

o repurchase agreements.

The Fund seeks to maintain a dollar-weighted average portfolio maturity of four years or more under normal market conditions. To calculate maturity, the adviser uses each instrument's ultimate maturity date, or the probable date of a call, refunding or redemption provision, or other maturity-shortening device. For securities expected to be repaid before their maturity date (such as mortgage-backed securities), the adviser uses the effective maturity, which is shorter than the stated maturity.


The Fund also seeks to maintain an average portfolio duration comparable to the Lehman U.S. Aggregate Bond Index average duration. Duration is an indicator of the expected volatility of a bond position in response to changes in interest rates. In calculating duration, the Fund measures the average time required to receive all cash flows associated with those debt securities--representing payments of principal and interest--by considering the timing, frequency and amount of payment expected from each portfolio debt security. The lower the duration, the less likelihood the investment will be volatile. For example, on June 30, 2002 the average duration of the Lehman U.S. Aggregate Bond Index was
4.29. By comparison, on the same date the duration of a 30-year U.S. Treasury Bond bearing interest at 5.375% was 14.10.


The fixed income securities in which the Fund invests will be "investment grade," which means they will be:


o rated at purchase within the four highest ratings of a nationally recognized rating organization, such as Moody's Investors Service, Inc. and Standard & Poor's Corporation; or


o if unrated, considered at purchase by the Fund's investment adviser to be of comparable quality.

Mortgage-related securities. Under normal market conditions, the Fund will invest no more than 50% of its value in mortgage-related securities, which are backed by obligations such as:

o conventional 30-year fixed rate mortgages;

o 15-year mortgages; or

o adjustable-rate mortgages.

Mortgage-related securities are pass-through securities--an interest in a pool or pools of mortgage obligations. The cash flow from the mortgage obligations is "passed through" to the securities' holders as periodic payments of interest, principal and prepayments (net of service fees).

Other mortgage securities the Fund may purchase include collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs), some of which are issued privately. CMOs may be collateralized by whole mortgage loans or, more typically, by portfolios of pass-through securities guaranteed by the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Federal National Mortgage Association.

Principal risks


The value of the Fund's shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money.


General market risks. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the adviser won't accurately predict the direction of these and other factors and, as a result, the adviser's investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

Interest rate risk. Changes in interest rates affect the value of the Fund's debt securities, including securities issued or guaranteed by the U.S. government or other government agencies. When interest rates rise, the value of the Fund's securities and its shares will decline. A change in interest rates will also affect the amount of income the Fund generates.

Credit risk. The value of the Fund's fixed income securities is affected by the issuer's continued ability to make interest and principal payments. The Fund could lose money if the issuers cannot meet their financial obligation or go bankrupt.

Securities rated in the lowest of the investment grade categories (e.g., Baa or BBB) are considered more speculative than higher rated securities. Their issuers may not be as financially strong as those of higher rated bonds and may be more vulnerable to periods of economic uncertainty or downturn.

If the seller of a repurchase agreement defaults, the Fund may be exposed to possible loss because of adverse market conditions or a delay in selling the underlying securities to another person.

Reinvestment risk. When interest rates decline, cash flows from maturing securities may have to be reinvested at a lower rate.

Prepayment risk. Mortgage- and asset-backed securities involve prepayment risk, which is the risk that the underlying mortgages or other debts may be refinanced or paid off before they mature during a period of declining interest rates. That will tend to lower the Fund's return and could result in losses to the Fund if it acquired some securities at a premium. Due to prepayments and the need to reinvest principal payments at current rates, mortgage-related securities may be less effective than bonds at maintaining yields when interest rates decline. Mortgage-related securities may be more volatile than other fixed income securities.

Extension risk. Conversely, during periods of rising interest rates, the rate of prepayments of mortgage- and asset-backed securities may be slower than estimated, causing the Fund to miss the opportunity to reinvest assets at higher rates.

Performance History

The bar chart and table below show the Fund's annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year-to-year. The table compares the Fund's performance over time to that of the Lehman U.S.

Aggregate Bond Index. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.


--------------------------------------------------------------------------------
               Year-by-Year Total Returns on Institutional Shares
--------------------------------------------------------------------------------
                            as of 12/31 each year (%)
                                   [BAR CHART]

1992      6.33

1993      9.22

1994     (4.19)

1995     17.78

1996      1.51

1997      8.95

1998      8.79

1999     (4.77)

2000     10.17

2001      7.04

The Fund's total return for the six-month period ended June 30, 2002 was 4.05%.


--------------------------------------------------------------------------------
             Best Quarter                   Worst Quarter
--------------------------------------------------------------------------------

            June 30, 1995                   March 31, 1994

                6.12%                            3.16%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                           Average Annual Total Return
                     on Institutional Shares as of 12/31/01
--------------------------------------------------------------------------------

                                           1 Year        5 Years      10 Years

Income Fund

Return Before Taxes                        7.04%         5.89%        5.88%

Return After Taxes on Distributions (1)    N.A.          N.A.         N.A.

Return After Taxes on Distributions and
Sale of Fund Shares (2)                    N.A.          N.A.         N.A.

Lehman U.S. Aggregate
Bond Index (reflects no deduction
for fees, expenses or taxes)(3)            8.42%         7.43%        7.23%
--------------------------------------------------------------------------------

(1)(2) It is not possible to calculate after-tax returns for periods before the Fund's registration as a mutual fund and, therefore, after-tax returns are unavailable until the Fund has operated a full calendar year as a mutual fund.

(3) The Lehman U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The returns for this index do not reflect any fees or expenses. It is not possible to make a direct investment in an index.

The above performance information of this Fund reflects the performance of the Fund's predecessor common trust fund for all periods prior to March 9, 2001. The common trust fund had investment objectives, policies and restrictions that were equivalent in all material respects to those of the Fund, and was managed by First National Bank of Omaha, a division of which manages the Fund. The Fund commenced business on March 9, 2002. The bar chart and table above include information regarding the common trust fund's operations for periods before March 9, 2001, as adjusted to reflect the higher expenses (before any waivers or reimbursements) incurred by the Funds. The common trust fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that are imposed by that Act. If the common trust fund had been registered, its performance might have been adversely affected.


Expenses


This table describes the fees and expenses you may pay if you buy and hold the Institutional Class Shares of the Fund. The Institutional Class has no shareholder transaction fees. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund's share price.

--------------------------------------------------------------------------------
                                    Fee Table
--------------------------------------------------------------------------------

Income Fund

Annual Fund Operating Expenses
(% of average net assets)

Management Fees (1)                                   0.60%

Distribution (12b-1) Fees                             None

Other Expenses (1)(2)                                 0.48%

Total Fund Operating Expenses (1)                     1.08%
--------------------------------------------------------------------------------

(1) The table above reflects all fees the Fund's service providers were entitled to receive during the fiscal year ended March 31, 2002 pursuant to their contracts with the Fund or others. However, certain service providers voluntarily waived a portion of their respective fees. Taking these waivers into account, the actual annual Management Fees and Other Expenses for the fiscal year ended March 31, 2002 were 0.40% and 0.41%, respectively. The actual Total Fund Operating Expenses incurred by the Fund for the fiscal year ended March 31, 2002 were 0.81%. These waivers by the service providers are voluntary and therefore may be eliminated at any time.

(2) "Other Expenses" include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees.


The example below is intended to help you compare the cost of investing in the Institutional Class Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund's operating expenses remain the same. The figure shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, this example is for comparison only.


--------------------------------------------------------------------------------
                                 Expense Example
--------------------------------------------------------------------------------

      1 Year          3 Years           5 Years           10 Years
--------------------------------------------------------------------------------
       $110              $343             $595             $1,317

PROSPECTUS

FIRST FOCUS NEBRASKA TAX-FREE FUND



Objective

This Fund seeks as high a level of current income exempt from both federal and Nebraska income tax as is consistent with preservation of capital.

Principal Investment
Strategies and Risks

Principal investments

Under normal market conditions, the Fund invests primarily, but not less than 80% of its assets, in municipal securities that generate income exempt from Nebraska state income tax and federal income tax. The Fund invests primarily in securities which are "investment grade," which means they will be:


o rated at purchase within the four highest ratings of a nationally recognized rating organization, such as Moody's Investors Service, Inc. and Standard & Poor's Corporation; or


o if unrated, considered at purchase by the Fund's investment adviser to be of comparable quality.

Under normal market conditions, the Fund's assets will be invested in a portfolio of Nebraska municipal securities which the adviser believes will produce a higher level of current income than a portfolio of municipal securities with the highest rating, but that do not present a significant credit risk. The expected average dollar-weighted maturity of the Fund's portfolio is between 5 and 15 years.

The Fund's investment adviser uses a value-oriented strategy and looks for higher yielding and undervalued municipal securities that offer the potential for above-average return. To assess a municipal security's value, the adviser considers the security's yield, price, credit quality, and future prospects.

Municipal securities include debt obligations (such as bonds, notes, commercial paper and lease obligations) issued by the respective state and its political subdivisions, municipalities, agencies and authorities. States, local governments and municipalities issue municipal securities to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These securities include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.

The Fund may purchase municipal securities that represent lease obligations. These carry special risks because the issuer of the securities may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the Fund will not invest more than 10% in lease obligations.

The Fund may also invest in municipal bonds of U.S. territories and possessions (such as Puerto Rico, the U.S. Virgin Islands, and Guam) which are exempt from regular federal income taxes. The Fund may not invest more than 10% of its total assets in these territorial municipalities.

Principal risks


The value of the Fund's shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money.


General market risks. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the adviser won't accurately predict the direction of these and other factors and, as a result, the adviser's investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

Interest rate risk. Changes in interest rates affect the value of the Fund's municipal securities. When interest rates rise, the value of the Fund's securities and its shares will decline. A change in interest rates will also affect the amount of income the Fund generates.

Credit risk. The value of the Fund's municipal securities is affected by the issuer's continued ability to make interest and principal payments. The Fund could lose money if the municipal issuers cannot meet their financial obligations.

Securities rated in the lowest of the investment grade categories (e.g., Baa or BBB) are considered more speculative than higher rated securities. Their issuers may not be as financially strong as those of higher rated municipal securities and may be more vulnerable to periods of economic uncertainty or downturn.

Non-diversification risk. Because the Fund is non-diversified and invests primarily in Nebraska municipal securities, the Fund is particularly susceptible to any economic, political, or regulatory developments affecting a particular issuer or issuers of Nebraska municipal securities in which the Fund invests. For example, neither the State of Nebraska nor its agencies may issue general obligation bonds secured by the full faith and credit of the State. Nebraska's economy is heavily agricultural and changes in the agricultural sector can affect taxes and other municipal revenues.

Reinvestment risk. When interest rates decline, cash flows from maturing securities may have to be reinvested at a lower rate.

Prepayment risk. Certain municipal securities involve prepayment risk, which is the risk that the underlying debts may be refinanced or paid off before they mature during a period of declining interest rates. That will tend to lower the Fund's return and could result in losses to the Fund if it acquired some securities at a premium.

Performance History


The bar chart and table below show the Fund's annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year-to-year. The table compares the Fund's performance over time to that of the Lehman Municipal Bond Index. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

--------------------------------------------------------------------------------
               Year-by-Year total Returns on Institutional Shares
                          as of 12/31/01 each year (%)
--------------------------------------------------------------------------------

[BAR CHART]

1992            5.51

1993            8.71

1994           (4.22)

1995           12.07

1996            2.67

1997            5.94

1998            5.05

1999           (1.58)

2000            7.72

2001            4.93

The Fund's total return for the six-month period ended June 30, 2002 was 4.58%.

--------------------------------------------------------------------------------
            Best Quarter              Worst Quarter
--------------------------------------------------------------------------------

           March 31, 1995            March 31, 1994

                4.93%                    -4.59%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                           Average Annual Total Return
                     on Institutional Shares as of 12/31/01
--------------------------------------------------------------------------------

                                            1 Year       5 Years     10 Years

Nebraska
Tax-Free Fund
Return Before Taxes                         4.93%        4.36%       4.58%

Return After Taxes on Distributions (1)     N.A.         N.A.        N.A.

Return After Taxes on Distributions and
Sale of Fund Shares (2)                     N.A.         N.A.        N.A.

Lehman Municipal
Bond Index (reflects no deduction for
 fees, expenses or taxes)(3)                5.13%        5.98%       6.63%
--------------------------------------------------------------------------------

(1)(2) It is not possible to calculate after-tax returns for periods before the Fund's registration as a mutual fund and, therefore, after-tax returns are unavailable until the fund has operated a full calendar year as a mutual fund.

(3) The Lehman Municipal Bond Index is an index that includes a broad range of investment grade municipal bonds. The returns for this index do not reflect any fees or expenses. It is not possible to make a direct investment in an index.

The above performance information of this Fund reflects the performance of the Fund's predecessor common trust fund for all periods prior to March 9, 2001. The common trust fund had investment objectives, policies and restrictions that were equivalent in all material respects to those of the Fund, and was managed by First National Bank of Omaha, a division of which manages the Fund. The Fund commenced business on March 9, 2001. The bar chart and table above include information regarding the common trust fund's operations for periods before March 9, 2001, as adjusted to reflect the higher expenses (before any waivers or reimbursements) incurred by the Funds. The common trust fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that are imposed by that Act. If the common trust fund had been registered, its performance might have been adversely affected.


Expenses


This table describes the fees and expenses you may pay if you buy and hold the Institutional Class Shares of the Fund. The Institutional Class has no shareholder transaction fees. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund's share price.

--------------------------------------------------------------------------------
                                    Fee Table
--------------------------------------------------------------------------------

Nebraska Tax-Free Fund

Annual Fund Operating Expenses
(% of average net assets)

Management Fees (1)                                   0.70%

Distribution (12b-1) Fees                             None

Other Expenses (1)(2)                                 0.44%

Total Fund Operating Expenses (1)                     1.14%
--------------------------------------------------------------------------------

(1) The table above reflects all fees the Fund's service providers were entitled to receive during the fiscal year ended March 31, 2002 pursuant to their contracts with the Fund or others. However, certain service providers voluntarily waived a portion of their respective fees. Taking these waivers into account, the actual annual Management Fees and Other Expenses for the year ended March 31, 2002 were 0.50% and 0.36%, respectively. The actual Total Fund Operating Expenses incurred by the Fund for the year ended March 31, 2002 were 0.86%. These waivers by the service providers are voluntary and therefore may be eliminated at any time.

(2) "Other Expenses" include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees.


The example below is intended to help you compare the cost of investing in the Institutional Class Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund's operating expenses remain the same. The figure shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, this example is for comparison only.


--------------------------------------------------------------------------------
                                 Expense Example
--------------------------------------------------------------------------------

      1 Year            3 Years          5 Years          10 Years

       $116              $362             $628             $1,368
--------------------------------------------------------------------------------

PROSPECTUS

FIRST FOCUS COLORADO TAX-FREE FUND



Objective

This Fund seeks as high a level of current income exempt from both federal and Colorado income tax as is consistent with preservation of capital.

Principal Investment
Strategies and Risks

Principal investments

Under normal market conditions, the Fund invests primarily, but not less than 80% of its assets, in municipal securities that generate income exempt from Colorado state income tax and federal income tax. The Fund invests primarily in securities which are "investment grade," which means they will be:


o rated at purchase within the four highest ratings of a nationally recognized rating organization, such as Moody's Investors Service, Inc. and Standard & Poor's Corporation; or


o if unrated, considered at purchase by the Fund's investment adviser to be of comparable quality.

Under normal market conditions, the Fund's assets will be invested in a portfolio of Colorado municipal securities which the adviser believes will produce a higher level of current income than a portfolio of municipal securities with the highest rating, but that do not present a significant credit risk. The expected average dollar-weighted maturity of the Fund's portfolio is between 5 and 15 years.

The Fund's investment adviser uses a value-oriented strategy and looks for higher yielding and undervalued municipal securities that offer the potential for above-average return. To assess a municipal security's value, the adviser considers the security's yield, price, credit quality, and future prospects.

Municipal securities include debt obligations (such as bonds, notes, commercial paper and lease obligations) issued by the respective state and its political subdivisions, municipalities, agencies and authorities. States, local governments and municipalities issue municipal securities to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These securities include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.

The Fund may purchase municipal securities that represent lease obligations. These carry special risks because the issuer of the securities may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the Fund will not invest more than 10% in lease obligations.

The Fund may also invest in municipal bonds of U.S. territories and possessions (such as Puerto Rico, the U.S. Virgin Islands, and Guam) which are exempt from regular federal income taxes. The Fund may not invest more than 10% of its total assets in these territorial municipalities.

The Fund may also invest in financial futures and related options for hedging purposes.

Principal risks


The value of the Fund's shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money.

General market risks. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the adviser won't accurately predict the direction of these and other factors and, as a result, the adviser's investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

Interest rate risk. Changes in interest rates affect the value of the Fund's municipal securities. When interest rates rise, the value of the Fund's securities and its shares will decline. A change in interest rates will also affect the amount of income the Fund generates.

Credit risk. The value of the Fund's municipal securities is affected by the issuer's continued ability to make interest and principal payments. The Fund could lose money if the municipal issuers cannot meet their financial obligations.

Securities rated in the lowest of the investment grade categories (e.g., Baa or BBB) are considered more speculative than higher rated securities. Their issuers may not be as financially strong as those of higher rated municipal securities and may be more vulnerable to periods of economic uncertainty or downturn.

Non-diversification risk. Because the Fund is non-diversified and invests primarily in Colorado municipal securities, the Fund is particularly susceptible to any economic, political, or regulatory developments affecting a particular issuer or issuers of Colorado municipal securities in which the Fund invests. For example, neither the State of Colorado nor its agencies may issue general obligation bonds secured by the full faith and credit of the State. In 1992 Colorado passed a constitutional amendment restricting the ability of state and local governments to incur indebtedness and raise taxes.

Reinvestment risk. When interest rates decline, cash flows from maturing securities may have to be reinvested at a lower rate.

Prepayment risk. Certain municipal securities involve prepayment risk, which is the risk that the underlying debts may be refinanced or paid off before they mature during a period of declining interest rates. That will tend to lower the Fund's return and could result in losses to the Fund if it acquired some securities at a premium.

Expenses


This table describes the fees and expenses you may pay if you buy and hold the Institutional Class Shares of the Fund. The Institutional Class has no shareholder transaction fees. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund's share price.

--------------------------------------------------------------------------------
                                    Fee Table
--------------------------------------------------------------------------------

Colorado Tax-Free Fund

Annual Fund Operating Expenses
(% of average net assets)

Management Fees (1)                                   0.70%

Distribution (12b-1) Fees                             None

Other Expenses (1)(2)                                 0.49%

Total Fund Operating Expenses (1)                     1.19%

Fee Waiver/Reimbursement                             (0.29%)

Net Expenses (1)                                      0.90%
--------------------------------------------------------------------------------

(1) The table above reflects all fees the Fund's service providers were entitled to receive during the fiscal year ended March 31, 2002 pursuant to their contracts with the Fund or others. However, the Fund's Adviser contractually agreed to waive or reimburse expenses in excess of .90%. Thus, the actual annual Management Fees and Other Expenses for the year ended March 31, 2002 were 0.43% and 0.47%, respectively. The actual Total Fund Operating Expenses for the year ended March 31, 2002 were 0.90%.

(2) "Other Expenses" include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees.


The example below is intended to help you compare the cost of investing in the Institutional Class Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund's operating expenses remain the same. The figure shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, this example is for comparison only.


--------------------------------------------------------------------------------
                                 Expense Example
--------------------------------------------------------------------------------

      1 Year            3 Years          5 Years          10 Years

        $92              $349             $626             $1,417
--------------------------------------------------------------------------------

PROSPECTUS

FIRST FOCUS BALANCED FUND



Objective

The investment objective of the Balanced Fund is capital appreciation and current income.

Principal Investment
Strategies and Risks

Principal investments

Based on the adviser's assessment of market conditions, the Balanced Fund will allocate its assets among stocks, fixed income securities and cash equivalents. The Fund will invest 35% to 65% of its total assets in stocks and convertible securities, and at least 35% of its total assets in fixed income securities. However, under normal market conditions, the Fund intends to maintain an approximately equal allocation between stocks and fixed income securities.

Equities. In general, the equity portion of the Balanced Fund mirrors the Growth Opportunities Fund's holdings, and consists primarily of common stocks and securities that can be converted into common stocks, such as convertible bonds, convertible preferred stock, warrants, options and rights. The Balanced Fund will invest primarily in companies with market capitalizations of $1 billion to $10 billion. See "First Focus Growth Opportunities Fund."

Fixed income securities. The fixed income portion of the Balanced Fund includes:

o bonds, notes and debentures from a wide range of U.S. corporate issuers;

o mortgage-related securities;

o state, municipal or industrial revenue bonds;

o obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; or

o fixed income securities that can be converted into or exchanged for common stock.

In addition, the Balanced Fund may invest in U.S. Treasury obligations, cash equivalents, repurchase agreements or asset-backed securities.

The fixed income securities in which the Fund invests will be "investment grade," which means they will be:


o rated at purchase within the four highest ratings of a nationally recognized rating organization, such as Moody's Investors Service, Inc. and Standard & Poor's Corporation; or


o if unrated, considered at purchase by the Fund's investment adviser to be of comparable quality.

Fixed income securities are chosen so their maturities are staggered, to manage reinvestment risk and value fluctuations. However, the adviser can go outside this laddered approach if the adviser believes a security appears to offer greater relative value.

With respect to the fixed income portion of the Balanced Fund, the Fund seeks to maintain a dollar-weighted average portfolio maturity of five years or more. To calculate maturity, the adviser uses each instrument's ultimate maturity date, or the probable date of a call, refunding or redemption provision, or other maturity-shortening device. For securities expected to be repaid before their maturity date (such as mortgage-backed securities), the adviser uses the effective maturity, which is shorter than the stated maturity.

The Fund also seeks to maintain, with respect to the fixed income portion of the Fund, an average portfolio duration comparable to the Lehman U.S. Gov't./Credit Index average duration. Duration is an indicator of the expected volatility of a bond position in response to changes in interest rates. In calculating duration, the Fund measures the average time required to receive all cash flows associated with those debt securities--representing payments of principal and interest--by considering the timing, frequency and amount of payment expected from each portfolio debt security. The lower the duration, the less likelihood the investment will be volatile. For example, on June 30, 2002 the average duration of the Lehman U.S. Aggregate Bond Index was 4.29. By comparison, on the same date the duration of a 30-year U.S. Treasury Bond bearing interest at 5.375% was 14.10.


Principal risks


The value of the Fund's shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money.


Principal risks -- Stocks

The stock portion of the Balanced Fund is subject to the risks of equity investing, which include:

General market risks. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the adviser won't accurately predict the direction of these and other factors and, as a result, the adviser's investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

Common stocks. This Fund invests in common stocks, whose risks include:

o A company not performing as anticipated. Factors affecting a company's performance can include the strength of its management and the demand for its products or services. Negative performance may affect the earnings growth the adviser anticipated when selecting the stock.

o Instability in the stock market. The market generally moves in cycles, with prices rising and falling. The value of the Fund's investments may increase or decrease more than the stock market in general. A downturn in the stock market may lead to lower prices for the stocks the Fund holds even when company fundamentals are strong. A company's stock may drop as a result of technological, environmental or regulatory change. Company news or a change in expected earnings could also affect prices.

Mid-cap stocks. The emphasis on medium-capitalization companies may lead to risks greater than those of other equity investments. Mid-cap stocks are generally less liquid than large-cap stocks, and may be more affected by technological, environmental or regulatory change.

Over-the-counter market. Some of the stocks in which the Fund invests trade in the over-the-counter market. These "unlisted common stocks" generally trade at a lower volume, which may limit their liquidity.

Growth investing. The stock portion of this Fund is primarily growth oriented and may not perform as well as other types of mutual funds when its investing style is out of favor. There is also a risk that the stocks selected for this Fund may not grow as the adviser anticipates.

Principal risks -- Fixed income securities

The fixed income securities portion of the Balanced Fund is subject to the risks associated with the Bond Fund, which include:

Interest rate risk. Changes in interest rates affect the value of the Fund's debt securities, including securities issued or guaranteed by the U.S. government or other government agencies. When interest rates rise, the value of the Fund's securities and its shares will decline. A change in interest rates will also affect the amount of income the Fund generates.

Credit risk. The value of the Fund's fixed income securities is affected by the issuer's continued ability to make interest and principal payments. The Fund could lose money if the issuers cannot meet their financial obligation or go bankrupt.

Securities rated in the lowest of the investment grade categories (e.g., Baa or BBB) are considered more speculative than higher rated securities. Their issuers may not be as financially strong as those of higher rated bonds and may be more vulnerable to periods of economic uncertainty or downturn.

If the seller of a repurchase agreement defaults, the Fund may be exposed to possible loss because of adverse market conditions or a delay in selling the underlying securities to another person.

Reinvestment risk. When interest rates decline, cash flows from maturing securities may have to be reinvested in securities with lower yields.

Prepayment risk. Mortgage- and asset-backed securities involve prepayment risk, which is the risk that the underlying mortgages or other debts may be refinanced or paid off before they mature during a period of declining interest rates. That will tend to lower the Fund's return and could result in losses to the Fund if it acquired these securities at a premium. Due to prepayments and the need to reinvest principal payments at current rates, mortgage-related securities may be less effective than bonds at maintaining yields when interest rates decline. Mortgage-related securities may be more volatile than other fixed income securities.

Extension risk. Conversely, during periods of rising interest rates, the rate of prepayments of mortgage- and asset-backed securities may be slower than estimated, causing the Fund to miss the opportunity to reinvest assets at higher rates.

Performance History

The bar chart and table below show the Fund's annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year-to-year. The table compares the Fund's performance over time to that of the S&P 500 Composite Index, the Frank Russell Mid-Cap Index and the Lehman U.S. Gov't./Credit Index. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.


--------------------------------------------------------------------------------
               Year-by-Year Total Returns on Institutional Shares
--------------------------------------------------------------------------------
                            as of 12/31 each year (%)
                                   [BAR CHART]
1997     14.93

1998      7.69

1999     (7.24)

2000      5.58

2001      2.03

The Fund's total return for the six-month period ended June 30, 2002 was -3.74%.


--------------------------------------------------------------------------------
            Best Quarter                 Worst Quarter
--------------------------------------------------------------------------------

            June 30, 1997              September 30, 1999

                9.24%                      -7.59%

--------------------------------------------------------------------------------
                           Average Annual Total Return
                     on Institutional Shares as of 12/31/01
--------------------------------------------------------------------------------

                                                                        Since
                                                                     Inception
                                             1 Year       5 Years     (8/6/96)

Balanced Fund

Return Before Taxes                           2.03%        4.35%       5.10%

Return After Taxes on Distributions           1.11%        2.57%       3.36%

Return After Taxes on Distributions and
Sale of Fund Shares                           1.23%        2.80%       3.43%

S&P 500 Composite Index
(reflects no deduction for fees,
expenses or taxes)(1)                        -11.88%      10.70%      13.87%

Frank Russell Mid-Cap Index
(reflects no deduction for fees,
expenses or taxes) (1)                        -5.62%      11.40%      13.61%

Lehman U.S. Gov't./Credit Index
(reflects no deduction for fees,
expenses or taxes) (1)                         8.51%       7.36%       7.68%
--------------------------------------------------------------------------------

(1) The S&P Composite Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks. The Frank Russell Mid-Cap Index is an unmanaged index of 400 domestic stocks chosen for market size, liquidity and industry group representation. The Lehman U.S. Gov't./Credit Index includes all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues; all publicly issued debt of U.S. government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. government; and all publicly issued, fixed rate, nonconvertible, investment grade, dollar-denominated, SEC-registered corporate debt (including debt issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies, or international agencies). The Fund uses equity and fixed income indices for comparison because it generally holds both equity and fixed income securities. The returns for these indices do not reflect any fees or expenses. It is not possible to make a direct investment in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who own their Fund shares through tax-deferred arrangements, such as 401(k) Plans or individual retirement accounts.


Expenses


This table describes the fees and expenses you may pay if you buy and hold the Institutional Class Shares of the Fund. The Institutional Class has no shareholder transaction fees. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund's share price.

--------------------------------------------------------------------------------
                                    Fee Table
--------------------------------------------------------------------------------

Balanced Fund

Annual Fund Operating Expenses
(% of average net assets)

Management Fees (1)                                   0.75%

Distribution (12b-1) Fees                              None

Other Expenses (1)(2)                                 0.79%

Total Fund Operating Expenses (1)(3)                  1.54%
--------------------------------------------------------------------------------

(1) The table above reflects all fees the Fund's service providers were entitled to receive during the fiscal year ended March 31, 2002 pursuant to their contracts with the Fund or others. However, during that year, certain service providers voluntarily waived a portion of their respective fees. Taking these waivers into account, the actual Management Fees and Other Expenses incurred for the fiscal year ended March 31, 2002 were 0.59% and 0.66%, respectively. The actual Total Fund Operating Expenses incurred by the Fund for the fiscal year ended March 31, 2002 were 1.25%. These waivers by the service providers are voluntary and therefore may be eliminated at any time.

(2) "Other Expenses" include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees.

(3) The Fund has arrangements with certain broker-dealers who have agreed to pay certain Fund expenses in return for the direction of a portion of the Fund's brokerage business. As a result of these arrangements, the Fund's expenses are generally reduced.


The example below is intended to help you compare the cost of investing in the Institutional Class Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund's operating expenses remain the same. The figure shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, this example is for comparison only.


--------------------------------------------------------------------------------
                                 Expense Example
--------------------------------------------------------------------------------

      1 Year            3 Years          5 Years          10 Years

       $157              $486             $839             $1,834
--------------------------------------------------------------------------------

PROSPECTUS

FIRST FOCUS CORE EQUITY FUND



Objective

The investment objective of the Core Equity Fund is long-term capital appreciation.

Principal Investment
Strategies and Risks

Principal investments

Under normal market conditions, at least 80% of the Fund's total assets will be invested in common stocks and securities that can be converted into common stocks, such as convertible bonds, convertible preferred stock, warrants, options and rights. The Fund typically invests in domestic companies with market capitalizations over $4.5 billion. The Fund may also invest up to 20% of its total assets in preferred stocks, warrants and common stocks other than those described above.

The Fund's investment adviser uses a value-oriented investment approach, looking for companies whose stock is trading below book value or what the adviser considers its actual value. The adviser may also consider other factors, including a company's earnings record and/or dividend growth.

To meet liquidity, redemption and short-term investing needs, the Fund may invest in short-term obligations including money market funds, repurchase agreements and U.S. government securities. The Fund may also take a temporary defensive position in such investments, which could keep the Fund from achieving its investment objective.

Principal risks


The value of the Fund's shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money.


General market risks. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the adviser won't accurately predict the direction of these and other factors and, as a result, the adviser's investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

Common stocks. This Fund invests primarily in common stocks of large companies. The risks of common stock investing include:

o A company not performing as anticipated. Factors affecting a company's performance can include the strength of its management and the demand for its products or services. Negative performance may affect the valuation and earnings growth the adviser perceived when selecting the stock.

o Instability in the stock market. The market generally moves in cycles, with prices rising and falling. The value of the Fund's investments may increase or decrease more than the stock market in general. A downturn in the stock market may lead to lower prices for the stocks the Fund holds even when company fundamentals are strong. A company's stock may drop as a result of technological, environmental, or regulatory change. Company news or a change in expected earnings could also affect prices.

Over-the-counter market. Some of the common stocks in which the Fund invests trade in the over-the-counter market. These "unlisted common stocks" generally trade at a lower volume, which may limit their liquidity.

Value investing. This Fund is primarily value oriented and it may not perform as well as other types of mutual funds when its investing style is out of favor. There is also a risk that the stocks selected for this Fund may not reach what the adviser believes are their full value.

Performance History


The bar chart and tables below show the Fund's annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year-to-year. The tables compare the Fund's performance over time to that of the S&P 500 Composite Index. The first table reflects the performance without taking into account the impact of taxes, and includes the performance of the similarly managed predecessor common trust fund. The second table compares the performance of these indices and averages to the Fund's performance after adjustment for the impact of certain taxes. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

--------------------------------------------------------------------------------
               Year-by-Year Total Returns on Institutional Shares
--------------------------------------------------------------------------------
                            as of 12/31 each year (%)
                                   [BAR CHART]
1992      8.10

1993     10.86

1994      7.39

1995     26.87

1996     15.84

1997     19.32

1998      7.84

1999     (8.75)

2000      4.50

2001     (2.27)

The Fund's total return for the six-month period ended June 30, 2002 was -3.97%.


--------------------------------------------------------------------------------
             Best Quarter                 Worst Quarter
--------------------------------------------------------------------------------

            June 30, 1999               September 30, 1999

               15.50%                         -12.70%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                           Average Annual Total Return
                     on Institutional Shares as of 12/31/01
--------------------------------------------------------------------------------

Average Annual Total Returns - Before Taxes

                                       1 Year         5 Years          10 Years

Core Equity Fund                       -2.27%          3.70%            8.54%

S&P 500 Composite Index (1)           -11.88%         10.70%           12.93%

Frank Russell 1000 Value Index (1)     -5.59%         11.13%           14.18%


The above performance information of this Fund includes the performance of the Fund's respective predecessor mutual fund and common trust fund. The predecessors had investment objectives, policies and restrictions that were equivalent in all material respects to those of the Fund. Performance data from December 13, 1992 through

April 9, 1995 relates to a predecessor mutual fund, First Omaha Equity Fund. The Fund acquired all of the net assets of the predecessor mutual fund on April 9, 1995. The performance prior to December 13, 1992 relates to a predecessor common trust fund. The predecessors were managed by First National Bank of Omaha, a division of which manages the Fund. The bar chart and table above include information regarding the common trust fund's operations for periods before the Fund's registration statement became effective, as adjusted to reflect the higher expenses incurred by the Funds. The common trust fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that are imposed by that Act. If the common trust fund had been registered, its performance might have been adversely affected.


Average Annual Total Returns - Comparison of Before and After-Tax Returns

The Fund's returns in this table only reflect the periods after the Fund began operating as a registered mutual fund. The returns shown do not reflect the performance of the predecessor common trust fund. It is not possible to reflect the tax impact on the common trust fund's performance. The predecessor mutual fund is discussed in the preceding paragraph.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                    Since
                                        1 Year      5 Years    December 13, 1992

Core Equity Fund

Return Before Taxes                     -2.27%      3.70%           8.57%

Return After Taxes on Distributions     -2.86%      1.29%           6.10%

Return After Taxes on Distributions
   and Sale of Fund Shares              -1.14%      2.59%           6.35%

S&P Composite Index
   (reflects no deduction for fees,
   expenses or taxes) (1)              -11.88%     10.70%          13.55%

Frank Russell 1000 Value Index
  (reflects no deduction for fees,
  expenses or taxes (1)                 -5.59%     11.13%          14.18%
--------------------------------------------------------------------------------

(1) The S&P 500 Composite Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks. The Frank Russell 1000 Value Index is an index that measures the performance of companies in the Frank Russell 1000 Index with lower price-to-book-value ratios and lower forecasted growth values. The returns for these indices do not reflect any fees or expenses. It is not possible to make a direct investment in an index.


Expenses


This table describes the fees and expenses you may pay if you buy and hold the Institutional Class Shares of the Fund. The Institutional Class has no shareholder transaction fees. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund's share price.

--------------------------------------------------------------------------------
                                    Fee Table
--------------------------------------------------------------------------------

Core Equity Fund

Annual Fund Operating Expenses
(% of average net assets)

Management Fees (1)                                   0.75%

Distribution (12b-1) Fees                             None

Other Expenses (1)(2)                                 0.45%

Total Fund Operating Expenses (1)                     1.20%
--------------------------------------------------------------------------------

(1) The table above reflects all fees the Fund's service providers were entitled to receive during the fiscal year ended March 31, 2002 pursuant to their contracts with the Fund or others. However, during that year, certain service providers voluntarily waived a portion of their respective fees. Taking these waivers into account, the actual Other Expenses incurred for the fiscal year ended March 31, 2002 were 0.66% and 0.37%, respectively. The actual Total Fund Management Fees and Operating Expenses incurred by the Fund for the fiscal year ended March 31, 2002 were 1.03%. These waivers by the service providers are voluntary and therefore may be eliminated at any time.

(2) "Other Expenses" include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees.


The example below is intended to help you compare the cost of investing in the Institutional Class Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund's operating expenses remain the same. The figure shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, this example is for comparison only.


--------------------------------------------------------------------------------
                                 Expense Example
--------------------------------------------------------------------------------

      1 Year           3 Years           5 Years          10 Years

       $122              $381             $660             $1,455
--------------------------------------------------------------------------------

PROSPECTUS

FIRST FOCUS GROWTH OPPORTUNITIES FUND



Objective

The investment objective of the Growth Opportunities Fund is long-term capital appreciation.

Principal Investment
Strategies and Risks

Principal investments

In pursuit of long-term capital appreciation, this Fund invests principally in companies the adviser believes have the potential to grow earnings more rapidly than their competitors. Under normal market conditions, more than 50% of the Fund's total assets will be invested in the common stock and convertible securities of companies with capitalizations from $1 billion to $10 billion. The Fund may also invest up to 35% of its total assets in preferred stocks and warrants, or for liquidity needs, pending investment or expense payments, in short-term obligations including commercial paper, bankers' acceptances, certificates of deposit, money market funds, repurchase agreements, and U.S. government obligations. Holdings are typically diversified across the major sectors.

In choosing investments, the Fund's investment adviser looks for companies with:

o market share gains;

o product innovation;

o low-cost production;

o a history of above-average earnings and dividend growth; and

o valuations that are low relative to their current earnings or their projected earnings growth rate.

Principal risks


The value of the Fund's shares depends on the value of the securities it owns. An investment in the Funds is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money.


General market risks. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the adviser won't accurately predict the direction of these and other factors and, as a result, the adviser's investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

Common stocks. This Fund invests primarily in common stocks, whose risks include:

o A company not performing as anticipated. Factors affecting a company's performance can include the strength of its management and the demand for its products or services. Negative performance may affect the earnings growth the adviser anticipated when selecting the stock.

o Instability in the stock market. The market generally moves in cycles, with prices rising and falling. The value of the Fund's investments may increase or decrease more than the stock market in general. A downturn in the stock market may lead to lower prices for the stocks the Fund holds even when company fundamentals are strong. A company's stock may drop as a result of technological, environmental or regulatory change. Company news or a change in expected earnings could also affect prices.

Mid-cap stocks. The emphasis on medium-capitalization companies may lead to risks greater than those of other equity investments. Mid-cap stocks are generally less liquid than large-cap stocks, and may be more affected by technological, environmental or regulatory change.

Over-the-counter market. Some of the stocks in which the Fund invests trade in the over-the-counter market. These "unlisted common stocks" generally trade at a lower volume, which may limit their liquidity.

Growth investing. This Fund is primarily growth oriented and may not perform as well as other types of mutual funds when its investing style is out of favor. There is also a risk that the stocks selected for this Fund may not grow as the adviser anticipates.

Performance History


The bar chart and tables below show the Fund's annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The tables compare the Fund's performance over time to that of the Frank Russell Mid-Cap Index, the S&P 500 Composite Index and the S&P MidCap 400 Index. The first table reflects the performance without taking into account the impact of taxes, and includes the performance of the similarly managed predecessor common trust fund. The second table compares the performance of these indices and averages to the Fund's performance after adjustment for the impact of certain taxes. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

--------------------------------------------------------------------------------
               Year-by-Year Total Returns on Institutional Shares
--------------------------------------------------------------------------------
                            as of 12/31 each year (%)
                                   [BAR CHART]

1993     (0.17)

1994     (0.53)

1995     37.63

1996     12.69

1997     25.69

1998      8.14

1999     11.87

2000     7.39

2001     (0.22)

The Fund's total return for the six-month period ended June 30, 2002 was -4.91%.


--------------------------------------------------------------------------------
        Best Quarter                         Worst Quarter
--------------------------------------------------------------------------------

      December 31, 1998                   September 30, 1998

           16.95%                               -11.95%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Average Annual Total Return
                     on Institutional Shares as of 12/31/01
--------------------------------------------------------------------------------

Average Annual Total Returns - Before Taxes

                                                                    Since
                                                                    Inception
                                        1 Year        5 Years       (11/30/92)

Growth Opportunities
Fund                                    -0.22%        10.26%        10.65%

Frank Russell Mid-Cap Index (1)         -5.62%        11.40%        13.48%

S&P 500 Composite Index (1)            -11.88%        10.70%        13.55%

S&P MidCap 400 Index (1)                 -.61%        16.11%        15.62%

The above performance information of this Fund includes the performance of the Fund's predecessor common trust fund prior to April 1, 1998. The predecessor had investment objectives, policies and restrictions that were equivalent in all material respects to those of the Fund. The predecessor was managed by FNC Trust Group, n.a., a division of which manages the Fund. The bar chart and table above include information regarding the common trust fund's operations for periods prior to April 1, 1998, as adjusted to reflect the higher expenses incurred by the Funds. The common trust fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that are imposed by that Act. If the common trust fund had been registered, its performance might have been adversely affected.

Average Annual Total Returns  - Comparison of Before and After-Tax Returns

The Fund's returns in this table only reflect the periods after the Fund began operating as a registered mutual fund. The returns shown do not reflect the performance of the predecessor common trust fund. It is not possible to reflect the tax impact on the common trust fund's performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                      Since
                                                     1 Year       April 1, 1998

Growth Opportunities Fund

Return Before Taxes                                  -0.22%            4.66%

Return After Taxes on Distributions                  -0.57%            4.42%

Return After Taxes on Distributions
and Sale of Fund Shares                              -0.14%            3.64%

Frank Russell Mid-Cap Index
(reflects no deduction for fees,
expenses or taxes) (1)                               -5.62%            2.43%

S&P 500 Composite Index
(reflects no deduction for fees,
expenses or taxes)(1)                               -11.88%            2.43%

S&P MidCap 400 Index
(reflects no deduction for fees,
expenses or taxes)                                   -.61%             10.17%
--------------------------------------------------------------------------------

(1) The Frank Russell Mid-Cap Index is an unmanaged index of 400 domestic stocks, chosen for market size, liquidity and industry group representation. The S&P 500 Composite Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks. The S&P MidCap 400 Index consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index, with each stock affecting the index in proportion to its market value. The returns for these indices do not reflect any fees or expenses. It is not possible to make a direct investment in an index.

Expenses


This table describes the fees and expenses you may pay if you buy and hold the Institutional Class Shares of the Fund. The Institutional Class has no shareholder transaction fees. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund's share price.

--------------------------------------------------------------------------------
                                    Fee Table
--------------------------------------------------------------------------------

Growth Opportunities Fund

Annual Fund Operating Expenses
(% of average net assets)

Management Fees (1)                                   0.75%

Distribution (12b-1) Fees                             None

Other Expenses (1)(2)                                 0.51%

Total Fund Operating Expenses (1)(3)                  1.26%
--------------------------------------------------------------------------------

(1) The table above reflects all fees the Fund's service providers were entitled to receive during the fiscal year ended March 31, 2002 pursuant to their contracts with the Fund or others. However, during that year, certain service providers voluntarily waived a portion of their respective fees. Taking these waivers into account, the actual Management Fees and Other Expenses incurred for the fiscal year ended March 31, 2002 were 0.55% and 0.44%, respectively. The actual Total Fund Operating Expenses incurred by the Fund for the fiscal year ended March 31, 2002 were 0.99%. These waivers by the service providers are voluntary and therefore may be eliminated at any time.

(2) "Other Expenses" include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees.

(3) The Fund has arrangements with certain broker-dealers who have agreed to pay certain Fund expenses in return for the direction of a portion of the Fund's brokerage business. As a result of these arrangements, the Fund's expenses are generally reduced.


The example below is intended to help you compare the cost of investing in the Institutional Class Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund's operating expenses remain the same. The figure shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, this example is for comparison only.


--------------------------------------------------------------------------------
                                 Expense Example
--------------------------------------------------------------------------------

      1 Year            3 Years          5 Years          10 Years

       $128              $400             $692             $1,523
--------------------------------------------------------------------------------

PROSPECTUS

FIRST FOCUS SMALL COMPANY FUND



Objective

The investment objective of the Small Company Fund is long-term capital appreciation.

Principal Investment
Strategies and Risks

Principal investments


Under normal market conditions, the Fund invests at least 80% of its assets in common stocks and convertible securities of companies with small market capitalization. A company's market capitalization is considered "small" if it is less than $2.9 billion. The Fund expects most of these companies will have a market cap of $100 million to $2.0 billion.


The Fund's investment adviser follows a value-oriented investment style, looking for companies whose stock is trading below book value or what the adviser considers its actual value. The adviser may also consider other factors, including a company's earnings record and/or dividend growth. This Fund does not emphasize current dividend or interest income.

In choosing investments, the adviser looks at quantitative and qualitative measures of a company.

Quantitative measures of a company include:

o price-to-earnings ratio;

o balance sheet strength;

o cash flow; and

o dividend growth potential.

Qualitative measures of a company include:

o efficient use of capital;

o management style and adaptability;

o market share;

o product lines and pricing flexibility;

o distribution systems; and

o use of technology to improve productivity and quality.


The Fund typically diversifies across major industries, holding 50 to 70 companies at a time. Turnover is expected to be low, around 30% under normal market conditions. However, the Fund will sell a security without regard to how long it has owned the security if the investment adviser believes this necessary.


The Fund may also invest up to 20% of its total assets in:

o preferred stocks;

o common stocks other than those described above; or

o corporate bonds, notes and warrants.

To meet liquidity, redemption and short-term investing needs, the Fund may invest in short-term obligations including money market funds, repurchase agreements and U.S. government securities. The Fund may also take a temporary defensive position in such investments, which could keep the Fund from achieving its investment objective.

Any fixed income securities in which the Fund invests will be "investment grade," which means they will be:


o rated at purchase within the four highest ratings of a nationally recognized rating organization, such as Moody's Investors Service, Inc. and Standard & Poor's Corporation; or


o if unrated, considered at purchase by the Fund's investment adviser to be of comparable quality.

Principal risks


The value of the Fund's shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money.


General market risks. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the adviser won't accurately predict the direction of these and other factors and, as a result, the adviser's investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

Common stocks. This Fund invests primarily in common stocks, whose risks include:

o A company not performing as anticipated. Factors affecting a company's performance can include the strength of its management and the demand for its products or services. Negative performance may affect the full value potential the adviser anticipated when selecting the stock.

o Instability in the stock market. The market generally moves in cycles, with prices rising and falling. The value of the Fund's investments may increase or decrease more than the stock market in general. A downturn in the stock market may lead to lower prices for the stocks the Fund holds even when company fundamentals are strong. A company's stock may drop as a result of technological, environmental or regulatory change. Company news or a change in expected earnings could also affect prices.

Small-company stocks. The price of smaller-company stocks may fluctuate dramatically due to such factors as:

o the company's greater dependence on key personnel;

o potentially limited internal resources;

o difficulty obtaining adequate working resources;

o greater dependence on newer products and/or markets;

o technological, regulatory or environmental changes; and

o predatory pricing.

In short, the Fund's risks are likely to be greater than those of other equity investments. It will typically be more volatile than the stock market in general, as measured by the S&P 500 Composite Index.

Over-the-counter market. Some of the common stocks in which the Fund invests trade in the over-the-counter market. These "unlisted common stocks" generally trade at a lower volume, which may limit their liquidity.

Value investing. This Fund is primarily value oriented and it may not perform as well as other types of mutual funds when its investing style is out of favor. There is also a risk that the stocks selected for this Fund may not reach what the adviser believes are their full value.

Performance History


The bar chart and table below show the Fund's annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of the Frank Russell 2000 Index and the Frank Russell 2000 Value Index. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

--------------------------------------------------------------------------------
               Year-by-Year Total Returns on Institutional Shares
--------------------------------------------------------------------------------
                            as of 12/31 each year (%)
                                   [BAR CHART]
1997     21.78

1998     (3.32)

1999     (4.94)

2000     23.22

2001     11.41

The Fund's total return for the six-month period ended June 30, 2002 was 1.68%.

--------------------------------------------------------------------------------
            Best Quarter                    Worst Quarter
--------------------------------------------------------------------------------

          December 31, 2001               September 30, 1998

               14.83%                           -13.57%

--------------------------------------------------------------------------------
                           Average Annual Total Return
                     on Institutional Shares as of 12/31/01
--------------------------------------------------------------------------------

                                                                       Since
                                                                       Inception
                                            1 Year       5 Years       (6/10/96)

Small Company Fund

Return Before Taxes                         11.41%       8.97%         9.56%

Return After Taxes on Distributions         10.67%       7.82%         8.40%

Return After Taxes on Distributions and
Sale of Fund Shares                          7.14%       6.81%         7.32%

Frank Russell 2000 Index
(reflects no deduction for
fees, expenses or taxes) (1)                 2.49%       7.52%         7.87%

Frank Russell 2000 Value
Index (reflects no deduction for
fees, expenses or taxes) (1)                14.02%      11.21%        12.38%
--------------------------------------------------------------------------------

(1) The Frank Russell 2000 Index is a small cap index comprised of 2,000 stocks. The Frank Russell 2000 Value Index includes securities from the 2000 Index generally having low price-to-book value and price-to-earnings ratios. The Frank Russell 2000 Index and Frank Russell 2000 Value Index are included for comparison purposes because the securities in these indices are indicative of the types of securities held in the Fund. The returns for these indices do not reflect any fees or expenses. It is not possible to make a direct investment in an index.

Expenses


This table describes the fees and expenses you may pay if you buy and hold Institutional Class Shares of the Fund. The Institutional Class has no shareholder transaction fees. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund's share price.

--------------------------------------------------------------------------------
                                    Fee Table
--------------------------------------------------------------------------------

Small Company Fund

Annual Fund Operating Expenses
(% of average net assets)

Management Fees (1)                                   0.85%

Distribution (12b-1) Fees                              None

Other Expenses (1)(2)                                 0.79%

Total Fund Operating Expenses (1)                     1.64%
--------------------------------------------------------------------------------

(1) The table above reflects all fees the Fund's service providers were entitled to receive during the fiscal year ended March 31, 2002 pursuant to their contracts with the Fund or others. However, during that year, certain service providers voluntarily waived a portion of their respective fees. Taking these waivers into account, the actual Management Fees and Other Expenses incurred for the fiscal year ended March 31, 2002 were 0.50% and 0.71%, respectively. The actual Total Fund Operating Expenses incurred by the Fund for the fiscal year ended March 31, 2002 were 1.21%. These waivers by the service providers are voluntary and therefore may be eliminated at any time.

(2) "Other Expenses" include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees.


The example below is intended to help you compare the cost of investing in the Institutional Class Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund's operating expenses remain the same. The figure shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, this example is for comparison only.


--------------------------------------------------------------------------------
                                 Expense Example
--------------------------------------------------------------------------------

      1 Year            3 Years          5 Years          10 Years

       $167              $517             $892             $1,944
--------------------------------------------------------------------------------

PROSPECTUS

FIRST FOCUS INTERNATIONAL EQUITY FUND

Objective

The investment objective of the International Equity Fund is long-term capital appreciation.

Principal Investment
Strategies and Risks

Principal investments

Under normal market condition, at least 80% of the Fund's assets will be invested in equity securities. The Fund invests primarily in common stocks and other equity securities of non-U.S. and non-Canadian issuers with market capitalizations over $300 million. The Fund may invest in equity securities that are listed on exchanges or traded over-the-counter.

The Funds seeks to achieve its investment objective through the construction of a core portfolio of between 80 to 100 stocks. In constructing the Fund's portfolio and selecting individual securities, the Fund's investment sub-adviser will select securities based on its broad strategic regional and sectoral views. These views are formed based on a fundamental analysis of the regions and sectors together with the investment sub-adviser's company level research and meetings with the companies' management. As a result of this approach, the investment sub-adviser will invest in value or growth stocks at different points in the economic cycle.

To meet liquidity, redemption and short-term investing needs, the Fund may invest in short-term obligations including money market funds, repurchase agreements and U.S. government securities. The Fund may also take a temporary defensive position in such investments, which could keep the Fund from achieving its investment objective.

Principal risks

The value of the Fund's shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money.

General market risks. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the sub-adviser won't accurately predict the direction of these and other factors and, as a result, the sub-adviser's investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

Common stocks. The risks of common stock investing include:

o A company not performing as anticipated. Factors affecting a company's performance can include the strength of its management and the demand for its products or services. Negative performance may affect the valuation and earnings growth the adviser perceived when selecting the stock.

o Instability in the stock market. The market generally moves in cycles, with prices rising and falling. The value of the Fund's investments may decrease more than the stock market in general. A downturn in the stock market may lead to lower prices for the stocks the Fund holds even when company fundamentals are strong. A company's stock may drop as a result of technological, environmental, or regulatory change. Company news or a change in expected earnings could also affect prices.

Foreign Stocks. Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, the Fund's investments in foreign countries generally will be denominated in a foreign currency. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Over-the-counter market. Some of the common stocks in which the Fund invests trade in the over-the-counter market. These "unlisted common stocks" generally trade at a lower volume, which may limit their liquidity.

Expenses

This table describes the fees and expenses you may pay if you buy and hold Institutional Class Shares of the Fund. The Institutional Class has no shareholder transaction fees. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund's share price.

--------------------------------------------------------------------------------
                                    Fee Table
--------------------------------------------------------------------------------

International Equity Fund

Annual Fund Operating Expenses
(% of average net assets)

Management Fees (1)                                   1.00%

Distribution (12b-1) Fees                             None

Other Expenses (1)(2)                                 0.75%

Total Fund Operating Expenses (1)                     1.75%
--------------------------------------------------------------------------------

(1) The table above reflects all fees the Fund's service providers are entitled to receive for the current fiscal year pursuant to their contracts with the Fund or others. However, during that year, the investment adviser may voluntarily waive a portion of its fees. Taking these waivers into account, the actual Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be 1.55%. These waivers by the investment adviser are voluntary and therefore may be eliminated at any time.

(2) "Other Expenses" are based on estimated amounts for the current fiscal year. "Other Expenses" include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees.

The example below is intended to help you compare the cost of investing in the Institutional Class Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund's operating expenses remain the same. The figure shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------
                                 Expense Example
--------------------------------------------------------------------------------

                           1 Years           3 Years

                            $178               $551
--------------------------------------------------------------------------------

PROSPECTUS

FIRST FOCUS FUNDS(SM)

Buying, Selling and Exchanging Shares

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Institutional Class Shares of the Funds. The Funds reserve the right to refuse purchases that may adversely affect the Funds.

If You Are Opening a New Account

For accounts opened after July 30, 2001:

The Funds offer Institutional Class Shares to financial institutions or intermediaries, including subsidiaries of First National Bank of Omaha, for their own or their customers' accounts for which they act as fiduciary, agent, investment adviser, or custodian. As a result, you, as a customer of a financial institution may purchase Institutional Class Shares through accounts made with financial institutions. Institutional Class Shares will be held of record by (in the name of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Institutional Class Shares. For information on how to open an account and set up procedures for placing transactions, call your financial institution.

The Funds reserve the right to sell Institutional Class Shares to Directors and officers of the Company and employees of the Advisers, the Distributor and their affiliates.

Through First National Bank of Omaha, Its Correspondents or Affiliates

You may be able to buy Institutional Class Shares through some bank accounts, including those that sweep cash into Money Market Fund shares. These accounts have their own requirements and may charge fees associated with your investment, which will reduce your net return. For details, see your bank representative.

Through Other Institutions

To find out if you can buy Institutional Class Shares through your bank, broker/dealer, or other institution, call your financial institution.

Check with your institution on account requirements, procedures, and any fees, which will reduce your net return.

If You Already Own Institutional Class Shares

You can buy First Focus Institutional Class Shares through First National Bank of Omaha or its affiliates, your broker/dealer, or other institutions, as previously explained. If you do not currently have a relationship with such an institution you can buy Institutional Class Shares by mail or by wire, as explained below.

Adding to Your Account by Mail

Make out a check for the amount you want to invest, payable to the Fund you want. See page 36 for minimum amounts.

Mail the check and a note with your account number to:

         First Focus Funds Service Center
         P.O. Box 219022
         Kansas City, MO 64121-9022

Adding to Your Account by Wire

Call 1-800-662-4203 for the account number to which funds should be wired. Your bank may charge a wire transfer fee.

Auto Invest Plan

You can make regular monthly or quarterly purchases by Automated Clearing House
(ACH) transfer from your bank account. The minimum for additional investments in an Auto Invest Plan is $50. To start, complete the Auto Invest Plan Section of the Purchase Application. To change your plan, send the Funds a written request.

Selling (Redeeming) Shares

If you purchase your shares directly from the Funds, you can redeem them as described below. If you purchase shares through a bank or other institution, you need to meet that institution's account requirements.

By Mail, Phone or Wire

o Send a written request to:

         First Focus Funds Service Center
         P.O. Box 219022
         Kansas City, MO 64121-9022

                  or

o If you previously authorized telephone redemptions, call 1-800-662-4203 to request the redemption.

o The Funds will mail a check payable to the Shareholder(s) of record to the address of record, or wire the funds via ACH at no charge to a previously designated bank account. Check with your bank to determine if it charges a wire transfer fee. See "Signature Guarantees," on page 37.

Auto Withdrawal Plan

You can redeem shares automatically every month or quarter and have a check for the specified amount mailed to you. The minimum withdrawal is $100. To start, call 1-800-662-4203. To change your plan, send the Funds a signature-guaranteed written request. See "Signature Guarantees," on page 37. You could have negative tax results if you purchase shares while you're making withdrawals. Be sure to check with your tax adviser on the effects of this plan, especially if you're also purchasing shares.

Exchanging Shares

You can exchange Institutional Class Shares of one First Focus Fund for Institutional Class Shares of another. An exchange is considered a sale of shares; you may have a capital gain or loss for federal income tax purposes.

o Read the Prospectus of the Fund whose shares you want to buy in the exchange.

o Mail the Funds your request or call 1-800-662-4203.

o The amount to be exchanged must meet minimum investment requirements, described below.


The Funds may change or eliminate the exchange privilege with 60 days' notice to Shareholders, though there are no plans to do so. You may exchange only into Fund shares legally available in your state.

Transaction Policies

Share Price


The price per Institutional Share for each Fund, equal to net asset value (NAV), is calculated each business day at the regularly scheduled normal close of trading on the New York Stock Exchange (NYSE) (typically 4 p.m. Eastern Time) except for the Money Market Fund which calculates NAV at 2 p.m. Eastern Time. For the Money Market Fund, a business day is any day on which the NSYE and the Federal Reserve are open for business. The Money Market Fund may close early on a business day that the Bond Market Association recommends that the bond market close early. For all other Funds, a business day is any day on which the NYSE is open for business. The net asset value of each Fund will be calculated once each business day as of the time disclosed in the prospectus, or as of the close of the business day, whichever time is earlier.


If the Funds receive your buy or sell order before the daily valuation time, you will pay or receive that day's NAV for each share. Otherwise you will pay or receive the next business day's NAV for each share.

To calculate the NAV, First Focus Funds adds up the value of all a Fund's securities and other assets, subtracts any liabilities, and divides by the number of shares of that Fund outstanding. You can determine the value of your account on any particular day by multiplying the number of shares you own by that day's NAV.

Assets in the Money Market Fund are valued using the amortized cost method. The other Funds' securities are valued at market value.


If reliable market prices aren't available, the fair value prices may be determined using methods approved by the Funds' Board of Directors. The International Equity Fund may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the International Equity Fund does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.


Minimum Investments and Additions


The minimum initial investment for a financial institution purchasing Institutional Class Shares for its clients through omnibus accounts is $1,000,000. Shareholders may make additional investments in any amount.


If an exchange or redemption causes the value of your account (other than an Auto Invest Plan or payroll deduction account) to fall below $1,000, the Funds may ask you to add to your account. If the balance remains below the minimum after 60 days, the Funds may close out your account and mail you the proceeds.

Redemption Payments

If you redeem shares, your payment normally will be sent within seven days of the Transfer Agent receiving your request. Shares are sold at the next NAV calculated after your request is received in good order. Unless it would hurt a Fund or its Shareholders, the Funds try to honor requests for next-day payment if your order is received on a business day before 4 p.m. Eastern Time, or second-day payment if your order is received after that time.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to 15 calendar days. This is intended to protect the Funds and their Shareholders from loss.

The Funds intend to pay cash for all shares redeemed, but under unusual conditions may make payment wholly or partly in portfolio securities whose market value equals the redemption price. You will incur brokerage costs when converting them to cash.


The Funds may suspend your right to sell your shares during times when the NYSE restricts or halts trading, or as otherwise permitted by the SEC.


Signature Guarantees

Signature guarantees are designed to prevent unauthorized transactions. The guarantor pledges that the signature presented is genuine--and, unlike a notary public, is financially responsible if it's not.

You can obtain signature guarantees from banks, brokers/dealers, credit unions, securities exchanges and some other institutions. A notary public is not acceptable. The Funds require a signature guarantee to change the address to which a redemption check is to be mailed or to make the check payable to someone other than the Shareholder(s) of record. If you have changed your address within 30 days of a redemption request, a signature guarantee is required. For joint accounts, each signature must be guaranteed. The Transfer Agent reserves the right to reject any signature guarantee.

Telephone Transactions

For purchases made by telephone, the Funds and their agents will use reasonable procedures to confirm telephone instructions are genuine. These procedures may include, among others, requiring some form of identification before acting on telephone instructions; providing written confirmation of all such transactions; and tape recording all telephone instructions. If reasonable procedures are followed, the Funds and their agents will not be liable for any loss, cost, or expense due to an investor's telephone instructions or an unauthorized telephone redemption.

If, because of peak activity or adverse conditions, you can't place a telephone transaction, consider mailing your request as described in "Buying Shares" and "Selling Shares" on page 37. The Funds reserve the right to refuse a telephone transaction.

Dividends and Taxes

The Funds generally pass net investment income and realized capital gains, if any, on to Shareholders in the form of dividends and capital gains.

Dividends


The Money Market Fund, the Bond Fund, the Short/Intermediate Bond Fund, the Income Fund, the Nebraska Tax-Free Fund and Colorado Tax-Free Fund (together, the "Tax-Free Funds") declare income dividends daily and pay them monthly. For the Money Market Fund, to be eligible to receive dividends declared on the day you purchase your shares, the Fund must receive your order and federal funds (readily available funds) before the time that the Fund calculates its NAV. The Balanced Fund declares and pays dividends on a quarterly basis and the Growth Opportunities Fund and the International Equity Fund declare and pay dividends on an annual basis. The Core Equity Fund and Small Company Fund declare and pay dividends monthly, generally during the last week of each month.


Taxes

Here's an overview of important information about taxes for shareholders of the Funds, except the Tax-Free Funds.

o Dividends and distributions you receive, whether in cash or additional shares, are generally taxable.

o Distributions from a Fund's long-term capital gains over net short-term capital losses are taxable as long-term capital gains in the year you receive them, no matter how long you've held the shares.

o Some dividends paid in January may be taxable as if you had received them the previous December.

o Dividends attributable to interest on U.S. Treasury obligations may be subject to state and local taxes, even though the interest would be tax-exempt if you received it directly.

o If the distribution of income or gain realized on the sale of securities causes a share's NAV to fall below what you paid for it, the distribution is a "return of invested principal" but is still taxable as described above.

o If you buy shares shortly before the record date of a Fund's dividend or capital gains distribution, the payment of those dividends or capital gains will reduce your NAV per share. All or a part of such distributions are taxable.

o Corporations may be eligible for a dividends-received deduction on certain dividends. Because the Money Market Fund expects to derive its net investment income from earned interest and short-term capital gains, none of its distributions are expected to qualify for the dividends-received deduction.

Here's an overview of important information about taxes for shareholders of the Tax-Free Funds.

o Regular monthly dividends payable from net tax-free interest will generally be exempt from regular federal income tax.

o All or a portion of these dividends may be subject to state and local taxes.

o These dividends may also be subject to the federal alternative minimum tax
(AMT).

o Net investment income from securities that are not municipal securities, and short-term capital gains, are taxable as ordinary income.

o Distributions from a Fund's long-term capital gains over net short-term capital losses are taxable as long-term capital gains in the year you receive them, no matter how long you've held the shares.

o Some dividends paid in January, if taxable, may be taxable as if you had received them the previous December.

o Dividends attributable to interest on U.S. Treasury obligations may be subject to state and local taxes, even though the interest would be tax-exempt if you received it directly.

o If the distribution of income or gain realized on the sale of securities causes a share's NAV to fall below what you paid for it, the distribution is a "return of invested principal" but is still taxable as described above.

o If you buy shares shortly before the record date of a Fund's dividend or capital gains distribution, the payment of those dividends or capital gains will reduce your NAV per share. All or a part of such distributions are taxable.

At least annually, the Funds will advise you of the source and tax status of all the distributions you've received.

This Prospectus gives only general tax information. Before you invest, consult your tax adviser on federal, state and local tax considerations for your specific situation.

Management of the Company

Investment Advisers


For nine of the eleven Funds (the Money Market Fund, the Short/Intermediate Bond Fund, the Bond Fund, the Balanced Fund, the Core Equity Fund, the Small Company Fund, the Income Fund, the Nebraska Tax-Free Fund and the International Equity
Fund), FNB Fund Advisers ("FNB"), a division of First National Bank of Omaha ("First National"), One First National Center, Omaha, Nebraska, is the investment adviser. FNB is a registered investment adviser under the federal Investment Advisers Act of 1940.

First National is a subsidiary of First National of Nebraska, Inc., a Nebraska corporation with total assets of about $9.8 billion as of December 31, 2001. First National offers clients a full range of financial services and has more than 65 years of experience in trust and investment management. As of December 31, 2001, FNB had about $7.4 billion in assets under administration, with about $1.6 billion under management.

The Growth Opportunities Fund and Colorado Tax-Free Fund are advised by FNC Fund Advisers ("FNC"), a division of First National. FNC is a registered investment adviser under the federal Investment Advisers Act of 1940. As of December 31, 2001, FNC had $673 million in assets under administration, directly or as an agent, including more than $430 million under investment management.

Investment Sub-Adviser

KBC Asset Management International LTD ("KBCAM"), a subsidiary of KBCAM Limited, located at Joshua Dawson House, Dawson Street, Dublin 2, Ireland, serves as the investment sub-adviser to the International Equity Fund. KBCAM, a registered investment adviser under the Investment Advisers Act of 1940, provides investment advisory services to individuals, investment companies and other institutions. As of December 31, 2001, KBCAM Limited had $7.8 billion in assets under management. KBCAM is part of the KBC Bank and Insurance Group NV. KBC Group is a major financial services group with headquarters in Brussels, Belgium.


Responsibilities


FNB and FNC (collectively, the "Advisers) supervise and administer the investment program for the Funds. Supervised by the Board of Directors and following each Fund's investment objectives and restrictions, each Adviser (or, as to the International Equity Fund, the sub-adviser):


o manages a Fund's investments;

o makes buy/sell decisions and places the orders; and

o keeps records of purchases and sales.

Portfolio Managers


Investment decisions for the Funds are made by committees or teams of Adviser or Sub-Adviser personnel. No one person is primarily responsible for making investment recommendations.




Fees


For services and related expenses, FNB receives a fee from the nine Funds it advises. Computed daily and paid monthly, the fee is a percent of each Fund's average daily net assets at these annual rates:


o Small Company Fund: 0.85%

o Core Equity Fund: 0.75%

o Balanced Fund: 0.75%

o Bond Fund: 0.60%

o Short/Intermediate Bond Fund: 0.50%

o Income Fund: 0.60%

o Nebraska Tax-Free Fund: 0.70%

o Money Market Fund: 0.25%


o International Equity Fund: 1.00%


Similarly, FNC's fee for advising the Growth Opportunities Fund is 0.75%, and for advising the Colorado Tax-Free Fund is 0.70%, of average daily net assets, or a lesser fee agreed to in writing.


The Advisers may choose to waive all or some of their advisory fees, which will cause a Fund's yield and total return to be higher than it would be without the waiver. The Advisers may end such waivers anytime and may not seek reimbursement.


Other Service Providers

The Funds' Board of Directors has appointed various parties to advise and administer the Funds.

Administrator and Distributor

SEI Investments Mutual Funds Services, One Freedom Valley Drive, Oaks, Pennsylvania 19456, is Administrator for each Fund, providing clerical, compliance, regulatory, accounting and other services. SEI Distribution Co., an affiliate of the Administrator, is Distributor for the Funds.

Custodian and Transfer Agent


First National in its capacity as Custodian provides for the safekeeping of the Funds' assets except for the International Equity Fund, for which The Northern Trust Company acts as Custodian. First National also serves as the Funds' Transfer Agent. DST Systems, Inc., 210 W. 10th Street, Kansas City, MO 64105 is Sub-Transfer Agent, whose functions include disbursing dividends and other distributions.


All service providers receive fees. They may choose to waive some or all of their fees, which will cause the Funds' returns to be higher than they would have been without the waiver.

Service Plan

The Company has adopted an Administrative Service Plan under which each Fund may pay compensation to banks and other financial institutions that provide various administrative services for Shareholders. The fees will not exceed an annual rate of 0.25% of a Fund's average daily net assets. Such institutions may include the Advisers, their correspondent and affiliated banks, and the Administrator and its affiliates.

The Funds' agreement with First National sets that institution's administrative service fee at the annual rate of 0.10% of the average aggregate net asset value of shares of each Fund held during the period by customers for whom First National provided services under the Servicing Agreement.

First National may choose to waive some or all of this fee, which will cause a Fund's total return and yield to be higher than without the waiver.

PROSPECTUS

FIRST FOCUS FUNDS(SM) FINANCIAL HIGHLIGHTS



The following tables show you each Fund's financial performance for the past five years, or if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund, assuming reinvestment of all dividends and distributions. This information has been audited by KPMG LLP, the Funds' independent accountants. Their report, along with the Funds' financial statements, is included in the SAI, which is available upon request.

Prospectus
First Focus Funds(SM) Financial Highlights
--------------------------------------------------------------------------------
The following tables show you each Fund's financial performance for the past five years, or if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund, assuming reinvestment of all dividends and distributions. This information has been audited by KPMG LLP, the Funds' independent accountants. Their report, along with the Funds' financial statements, is included in the SAI, which is available upon request.



                                                  Net Realized
                  Net Asset                           and              Distributions     Distributions     Net Asset
                     Value           Net           Unrealized            From Net            From           Value,
                   Beginning     Investment      Gains (Losses)         Investment          Capital         End of        Total
                   of Period       Income        on Investments           Income             Gains          Period       Return+
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Money Market Fund
2002               $  1.00          $0.03           $    --               $(0.03)          $   --          $  1.00         2.89%
2001                  1.00           0.06                --                (0.06)              --             1.00         6.03
2000                  1.00           0.05                --                (0.05)              --             1.00         5.06
1999                  1.00           0.05                --                (0.05)              --             1.00         4.63
1998                  1.00           0.05                --                (0.05)              --             1.00         4.95
------------------------------------------------------------------------------------------------------------------------------------
Nebraska Tax-Free Fund
2002                $10.02          $0.40            $(0.13)              $(0.40)          $ (0.08)        $  9.81         2.79%
2001(1)              10.00           0.02              0.02                (0.02)              --            10.02         0.34
------------------------------------------------------------------------------------------------------------------------------------
Colorado Tax-Free Fund
2002                $10.06          $0.35            $(0.13)              $(0.35)          $   --          $  9.93         2.22%
2001(1)              10.00           0.02              0.06                (0.02)              --            10.06         0.76
------------------------------------------------------------------------------------------------------------------------------------
Short/Intermediate Bond Fund
2002                $10.01          $0.52            $(0.39)              $(0.53)          $ (0.02)        $  9.59         1.26%
2001                  9.56           0.53              0.45                (0.53)              --            10.01        10.52
2000                 10.01           0.51             (0.45)               (0.51)              --             9.56         0.71
1999                  9.97           0.51              0.04                (0.51)              --            10.01         5.61
1998                  9.73           0.56              0.24                (0.56)              --             9.97         8.37
------------------------------------------------------------------------------------------------------------------------------------
Income Fund
2002                $10.00          $0.61            $(0.15)              $(0.61)          $(0.04)         $  9.81         4.65%
2001(1)              10.00           0.03             (0.01)               (0.02)              --            10.00         0.25
------------------------------------------------------------------------------------------------------------------------------------
Bond Fund
2002                $10.02          $0.52            $(0.33)              $(0.52)          $(0.01)         $  9.68         1.85%
2001                  9.59           0.54              0.43                (0.54)              --            10.02        10.52
2000                 10.42           0.57             (0.67)               (0.58)           (0.15)            9.59        (0.90)
1999                 10.45           0.61             --                   (0.61)           (0.03)           10.42         5.93
1998                  9.84           0.59              0.61                (0.59)              --            10.45        12.50
------------------------------------------------------------------------------------------------------------------------------------

+  Returns are for the period indicated and have not been annualized.
++ Inclusive of directed brokerage arrangements, waivers and reimbursements.
(1)Commenced operations on March 9, 2001. All ratios for the period indicated have been annualized. Amounts designated as"--" are either $0 or have been rounded to $0.

                                                               First Focus Funds
--------------------------------------------------------------------------------

                                                                                                  Ratio of Net
                                                                                                   Investment
                                        Ratio of       Ratio of Net          Ratio of Net           Income to
                  Net Assets               Net          Investment            Expenses to            Average
                      End               Expenses         Income to            Average Net          Net Assets       Portfolio
                   of Period           to Average         Average          Assets (Excluding       (Excluding       Turnover
                    (000s)             Net Assets       Net Assets            Waivers)++           Waivers)++         Rate
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Money Market Fund
2002                $271,802              0.40%            2.77%                 0.56%                2.61%           N/A
2001                 302,569              0.40             5.87                  0.58                 5.69            N/A
2000                 307,884              0.39             5.10                  0.55                 4.94            N/A
1999                 133,730              0.54             4.52                  0.58                 4.48            N/A
1998                 100,497              0.55             4.83                  0.58                 4.80            N/A
------------------------------------------------------------------------------------------------------------------------------------
Nebraska Tax-Free Fund
2002                $100,111              0.86%            3.92%                 1.14%                3.64%          49.72%
2001(1)              121,961              1.10             3.49                  1.38                 3.21              --
------------------------------------------------------------------------------------------------------------------------------------
Colorado Tax-Free Fund
2002                 $16,575              0.90%            3.48%                 1.19%                3.19%           3.32%
2001(1)               11,855              0.90             3.67                  1.57                 3.00              --
------------------------------------------------------------------------------------------------------------------------------------
Short/Intermediate Bond Fund
2002                 $47,520              0.75%            5.23%                 1.03%                4.95%         117.82%
2001                  46,827              0.96             5.57                  1.14                 5.39           68.51
2000                  21,008              1.02             5.28                  1.18                 5.12           36.41
1999                  21,636              0.97             5.05                  1.13                 4.89           21.36
1998                  19,509              0.99             5.54                  1.15                 5.38           26.58
------------------------------------------------------------------------------------------------------------------------------------
Income Fund
2002                 $64,047              0.81%            4.83%                 1.08%                4.56%          85.17%
2001(1)               70,901              1.09             5.62                  1.37                 5.34            3.51
------------------------------------------------------------------------------------------------------------------------------------
Bond Fund
2002                 $39,489              0.93%            4.54%                 1.11%                4.36%          99.11%
2001                  43,208              0.95             5.58                  1.12                 5.41           83.56
2000                  48,544              0.91             5.68                  1.08                 5.51           18.39
1999                  82,420              0.88             5.78                  1.05                 5.61           31.35
1998                  77,671              0.89             5.74                  1.05                 5.58           19.03
------------------------------------------------------------------------------------------------------------------------------------


 + Returns are for the period indicated and have not been annualized.
++ Inclusive of directed brokerage arrangements, waivers and reimbursements.
(1)Commenced operations on March 9, 2001. All ratios for the period indicated have been annualized. Amounts designated as"--" are either $0 or have been rounded to $0.

Prospectus
First Focus Funds(SM) Financial Highlights (cont'd)
--------------------------------------------------------------------------------


                                                   Net Realized
                   Net Asset                            and            Distributions                  Distributions    Net Asset
                     Value            Net           Unrealized            From Net          Return         From          Value,
                   Beginning      Investment      Gains (Losses)         Investment           of          Capital        End of
                   of Period        Income        on Investments           Income           Capital        Gains         Period
------------------------------------------------------------------------------------------------------------------------------------
Balanced Fund
2002                $ 9.75           $0.21             $0.19               $(0.20)          $   --        $   --        $  9.95
2001                  9.29            0.27              0.46                (0.27)              --            --           9.75
2000                 11.06            0.34             (0.98)               (0.35)              --         (0.78)          9.29
1999                 12.24            0.38             (0.81)               (0.38)              --         (0.37)         11.06
1998                 10.41            0.38              1.90                (0.38)              --         (0.07)         12.24
------------------------------------------------------------------------------------------------------------------------------------
Core Equity Fund
2002                $ 9.51           $0.12             $0.50               $(0.11)          $   --        $(0.13)       $  9.89
2001                  9.00            0.12              0.57                (0.11)           (0.02)        (0.05)          9.51
2000                 13.36            0.19             (1.21)               (0.19)              --         (3.15)          9.00
1999                 16.19            0.26             (1.66)               (0.26)              --         (1.17)         13.36
1998                 13.74            0.29              3.50                (0.29)              --         (1.05)         16.19
------------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities Fund
2002                $11.22           $0.06             $0.90               $(0.08)          $   --        $   --         $12.10
2001                 11.44            0.07             (0.23)               (0.06)              --            --          11.22
2000                  9.48            0.01              1.95                   --               --            --          11.44
1999 (2)             10.00            0.10             (0.53)               (0.09)              --            --           9.48
------------------------------------------------------------------------------------------------------------------------------------
Small Company Fund
2002                $12.26           $0.10             $2.68                 $(0.10)        $   --        $(0.15)        $14.79
2001                 10.31            0.12              1.95                  (0.12)            --            --          12.26
2000                  9.85            0.10              0.65                  (0.10)            --         (0.19)         10.31
1999                 12.94            0.18             (2.73)                 (0.18)            --         (0.36)          9.85
1998                 10.52            0.19              2.88                  (0.19)            --         (0.46)         12.94
------------------------------------------------------------------------------------------------------------------------------------

 + Returns are for the period indicated and have not been annualized.
++ Inclusive of directed brokerage arrangements, waivers and reimbursements.
(1)Commenced operations on April 1, 1998. All ratios for the period indicated have been annualized. Amounts designated as"--" are either $0 or have been rounded to $0.

                                                               First Focus Funds
--------------------------------------------------------------------------------


                                                                                                     Ratio of Net
                                                                                                      Investment
                                              Ratio of        Ratio of Net         Ratio of Net        Income to
                              Net Assets         Net           Investment           Expenses to         Average
                                  End         Expenses          Income to           Average Net       Net Assets       Portfolio
                 Total         of Period     to Average          Average         Assets (Excluding    (Excluding       Turnover
                Return+         (000s)       Net Assets        Net Assets           Waivers)++        Waivers)++         Rate
------------------------------------------------------------------------------------------------------------------------------------
Balanced Fund
2002            4.10%           $ 14,639        1.25%            2.09%                1.54%             1.80%           84.57%
2001            8.10               6,414        1.73             2.88                 2.09              2.52            77.44
2000           (6.18)             12,010        1.10             3.16                 1.42              2.84            31.43
1999           (3.73)             23,883        1.01             3.20                 1.32              2.89            33.17
1998           22.34              25,692        0.88             3.37                 1.43              2.82            10.46
------------------------------------------------------------------------------------------------------------------------------------
Core Equity Fund
2002            6.64%           $132,295        1.03%            1.09%                1.20%             0.92%           15.90%
2001            7.82             144,092        1.11             1.10                 1.23              0.98            85.62
2000           (9.29)             87,537        1.07             1.47                 1.18              1.36            23.29
1999           (9.20)            231,586        1.03             1.74                 1.15              1.62            24.19
1998           28.89             312,073        1.03             1.89                 1.14              1.78            15.87
------------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities Fund
2002            8.58%          $  53,558        0.99%            0.47%                1.26%             0.20%           82.77%
2001           (1.38)             45,590        0.96             0.89                 1.28              0.57            71.62
2000           20.72              23,013        1.03             0.10                 1.41             (0.28)           73.90
1999 (1)       (4.28)             14,318        1.21             1.15                 1.63              0.73            71.80
------------------------------------------------------------------------------------------------------------------------------------
Small Company Fund
2002           22.95%          $  22,532        1.21%            0.73%                1.64%             0.30%           27.38%
2001           20.12              11,027        1.53             1.07                 2.03              0.57            45.58
2000            7.55               8,624        1.46             0.89                 2.02              0.33            36.71
1999          (20.18)             13,096        1.21             1.55                 1.71              1.05            26.20
1998           29.60              17,019        1.11             1.62                 1.92              0.81            16.54
------------------------------------------------------------------------------------------------------------------------------------

 + Returns are for the period indicated and have not been annualized.
++ Inclusive of directed brokerage arrangements, waivers and reimbursements.
(1)Commenced operations on April 1, 1998. All ratios for the period indicated have been annualized. Amounts designated as"--" are either $0 or have been rounded to $0.

For more information on the Funds, ask for a free copy of the following:

Statement of Additional Information (SAI).

         The SAI has been filed with the Securities and Exchange Commission and is incorporated by reference, which means it is legally considered part of this Prospectus. It contains more details on all aspects of the Funds.

Annual/Semi-Annual Reports.

         These reports describe the Funds' performance, list portfolio holdings and include financial statements. The Annual Report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

To obtain information:
By phone

         Call 1-800-662-4203

By mail


         Write to: First Focus Funds Service Center


         P.O. Box 219022
         Kansas City, MO 64121-9022

You can review and copy information about First Focus Funds (including the SAI) at the SEC's Public Reference Room in Washington, D.C. You can call 1-202-942-8090 for information on the operations of the Public Reference Room. Reports and other information about First Focus Funds are also available at the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing to the address below or by electronic request to publicinfo@sec.gov.


         Public Reference Section
         Securities and Exchange Commission
         Washington, D.C.  20549-0102


SEC File Number 811-8846

                       [FIRST FOCUS FAMILY OF FUNDS LOGO]

                                 P.O. Box 219022
                           Kansas City, MO 64121-9022


                                                                 FFF-PS-002-0100

                  First Focus U.S. Government Money Market Fund

                    First Focus Short/Intermediate Bond Fund

                              First Focus Bond Fund

                             First Focus Income Fund

                       First Focus Nebraska Tax-Free Fund

                       First Focus Colorado Tax-Free Fund

                            First Focus Balanced Fund

                          First Focus Core Equity Fund

                      First Focus Growth Opportunities Fund

                         First Focus Small Company Fund

                      First Focus International Equity Fund

                         Each an Investment Portfolio of

                             FIRST FOCUS FUNDS, INC.

                       Statement of Additional Information


                                  July 31, 2002

This Statement of Additional Information ("SAI") is not a Prospectus, but should be read in conjunction with the respective Prospectuses (the "Prospectus") of First Focus U.S. Government Money Market Fund (the "Money Market Fund"), First Focus Short/Intermediate Bond Fund (the "Short/Intermediate Fund"), First Focus Bond Fund (the "Bond Fund"), First Focus Income Fund (the "Income Fund"), First Focus Nebraska Tax-Free Fund (the "Nebraska Fund"), First Focus Colorado Tax-Free Fund (the "Colorado Fund," and, together with the Nebraska Fund, the "Tax-Free Funds"), First Focus Balanced Fund (the "Balanced Fund"), First Focus Core Equity Fund (the "Equity Fund"), First Focus Growth Opportunities Fund (the "Growth Fund"), First Focus Small Company Fund (the "Small Company Fund") and First Focus International Equity Fund (the "International Fund"), (collectively referred to as the "Funds" and singly, a "Fund"). The Prospectus for each Fund is dated July 31, 2002. The Funds are each separate investment portfolios of First Focus Funds, Inc. (the "Company"). This SAI is incorporated in its entirety into the Prospectus. No investment in shares of a Fund should be made without first reading such Fund's Prospectus. Copies of the Prospectus may be obtained by writing the Company, P.O. Box 219022, Kansas City, Missouri, 64141-6022, or by telephoning toll free (800) 662-4203. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

                                TABLE OF CONTENTS

                                                                          PAGE

THE COMPANY ...............................................................B-1

INVESTMENT OBJECTIVES, POLICIES, AND RISKS.................................B-1

         Additional Information on Portfolio Instruments...................B-1
         Investment Restrictions..........................................B-15
         Portfolio Turnover...............................................B-21

NET ASSET VALUE...........................................................B-22

ADDITIONAL PURCHASE, REDEMPTION, AND EXCHANGE INFORMATION.................B-23

MANAGEMENT OF THE COMPANY.................................................B-25

         Directors and Officers...........................................B-25
         Investment Advisers and Sub-Adviser..............................B-29
         Portfolio Transactions...........................................B-31
         Banking Regulations..............................................B-33
         Administrator....................................................B-34
         Expenses.........................................................B-35
         Distributor......................................................B-35
         Administrative Services Plan.....................................B-36
         Custodians.......................................................B-38
         Transfer Agency Services.........................................B-39
         Auditors.........................................................B-39
         Legal Counsel....................................................B-40
         Codes of Ethics..................................................B-40

ADDITIONAL INFORMATION....................................................B-40

         Organization and Capital Structure...............................B-40
         Shareholder Meetings.............................................B-41
         Ownership of Shares..............................................B-41
         Control Persons and Principal Holders of Securities..............B-41
         Vote of a Majority of the Outstanding Shares.....................B-51
         Additional Tax Information.......................................B-51
         Yield of the Money Market Fund...................................B-54
         Yield of the Tax-Free Funds, the Bond Fund,
                  the Short/Intermediate Fund and the Income Fund.........B-55
         Calculation of Total Return......................................B-55
         Distribution Rates...............................................B-56
         Performance Comparisons..........................................B-56
         Miscellaneous....................................................B-60
         Financial Statements.............................................B-60
APPENDIX A-1 .............................................................A-1

                       STATEMENT OF ADDITIONAL INFORMATION

                                   THE COMPANY

      First Focus Funds, Inc. (the "Company") is an open-end management investment company which currently offers eleven investment portfolios identified on the preceding page.

INVESTMENT OBJECTIVES, POLICIES, AND RISKS

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

      The following policies supplement the investment objective, policies and risks of each Fund as set forth in the Prospectus for such Fund.

      BANK OBLIGATIONS. Each Fund except the Money Market Fund may invest in bank obligations such as bankers' acceptances, certificates of deposit, and demand and time deposits.

      Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

      Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and demand and time deposits will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation ("FDIC").

      The Short/Intermediate Fund, Bond Fund, Income Fund, Balanced Fund, Equity Fund, Growth Fund, Small Company Fund and International Fund may also invest in Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank; and Canadian Time Deposits, which are basically the same as ETDs except they are issued by Canadian offices of major Canadian banks.

      COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

      Each Fund except the Money Market Fund may invest in domestic and foreign commercial paper which must be rated by a nationally recognized statistical rating organization ("NRSRO") in one of the top three categories. In general, investment in lower-rated instruments is more risky than investment in instruments in higher rated categories. The Short/Intermediate Fund, Bond Fund, Income Fund, Balanced Fund, Equity Fund, Growth Fund, Small Company Fund and International Fund may also invest in Canadian commercial paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

      VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes, in which the Short/Intermediate Fund, Bond Fund, Income Fund, Balanced Fund, Equity Fund, Growth Fund and Small Company Fund may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. A Fund's investment adviser or sub-adviser (each an "Adviser" and, collectively, the "Advisers") will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand. No Fund will invest more than 5% of its assets in such securities.

      FOREIGN INVESTMENTS. The International Fund may invest in foreign securities either directly or through the purchase of sponsored or unsponsored depository receipts, including American Depository Receipts ("ADRs"), Continental Depository Receipts ("CDRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). The Short/Intermediate Fund, Bond Fund, Income Fund, Balanced Fund, Equity Fund, Growth Fund and Small Company Fund may each invest up to 10% of its assets in foreign securities either directly or through the purchase of sponsored and unsponsored ADRs.

      Foreign securities are debt and equity securities that are traded in markets outside of the United States. The markets in which these securities are located can be developed or emerging. An "emerging country" is generally a country that the International Bank for Reconstruction and Development (World
Bank) and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. There are currently over 130 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

      ADRs are securities, typically issued by a U.S. financial institution (a "depository"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depository. EDRs, which are sometimes referred to as CDRs, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market, EDRs are designed for trading in European securities markets and GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs may be available for investment through "sponsored" or

"unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depository, whereas an unsponsored facility may be established by a depository without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depository receipt generally bear all the costs of the unsponsored facility. Unsponsored depository receipts may be less liquid than sponsored ones, and there may be less information available regarding the underlying foreign issuer for the unsponsored depository receipt. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

      Investments in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including ADRs, investment companies that invest in foreign securities and securities purchased on foreign securities exchanges, may subject the Funds to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers or in U.S. securities markets. Such risks include trade balances and imbalances, and related economic policies, future adverse political, economic, and social developments, possible imposition of withholding taxes on interest and dividend income, possible seizure, nationalization, or expropriation of foreign investments or deposits, currency blockage, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions. In addition, foreign branches of U.S. banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic branches of U.S. banks and U.S. domestic issuers, and securities markets in foreign countries may be structured differently from and may not be as liquid as the U.S. markets. Where purchases of foreign securities are made in foreign currencies, a Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar.

      Investments in emerging markets involve even greater risks such as immature economic structures and different legal systems. The economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

      Prior governmental approval for foreign investments may be required under certain circumstances in some emerging market countries, and the extent of foreign investment in certain fixed income securities and domestic companies may be subject to limitation in other emerging market countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging countries. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.

      Investing in emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history. In any such case, the issuer's poor or deteriorating financial condition may increase the likelihood that the investing Fund will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud. Emerging market countries also pose the risk of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of a Fund's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States.

      Funds that invest in emerging markets may also be exposed to an extra degree of custodial and/or market risk, especially where the securities purchased are not traded on an official exchange or where ownership records regarding the securities are maintained by an unregulated entity (or even the issuer itself).

      THE EURO. A single currency for the European Economic and Monetary Union ("EMU") began replacing the national currencies for participating member countries on January 1, 1999 and is scheduled to end in July 2002. At the end of that period, use of the Euro will be compulsory and countries in the EMU will no longer maintain separate currencies in any form. Until then, however, each country and issuers within each country are free to choose whether to use the Euro.

      Implementation of this plan means that financial transactions and market information, including share quotations and company accounts, in participating countries will be denominated in euros. A significant percentage of the stock exchange capitalization of the total European market may be reflected in euros, and participating governments will issue their bonds in euros. Monetary policy for participating countries will be uniformly managed by a new central bank, the European Central Bank (ECB).

      Although it is not possible to predict the eventual impact of the euro implementation plan on the Funds, the transition to the euro may change the economic environment and behavior of investors, particularly in European markets. For example, investors may begin to view those countries participating in the EMU as a single entity, and the Advisers may need to adapt their respective investment strategy accordingly. The process of implementing the euro also may adversely affect financial markets world-wide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies, as well as possible adverse tax consequences. The ongoing transition to the euro is likely to have a significant impact on fiscal and monetary policy in the participating countries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets world-wide.

      FIXED INCOME SECURITIES. The Equity Fund and Growth Fund may each invest in fixed income securities. Any fixed income securities in which either of these Funds invest will be "investment grade," which means that they will be rated at purchase within the four highest ratings of an NRSRO, such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"), or if unrated, considered by the Fund's Adviser to be of comparable quality.

      U.S. GOVERNMENT OBLIGATIONS. Each of the Funds may invest in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. The Money Market Fund may also invest in "stripped" U.S. Treasury obligations such as

Treasury Receipts issued by the U.S. Treasury representing either future interest or principal payments. Stripped securities are issued at a discount to their "face value" and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

      Obligations of certain agencies and instrumentalities of the U.S. government are supported by the full faith and credit of the U.S. government, such as those of the Government National Mortgage Association ("GNMA") and the Export Import Bank of the United States; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association and the Federal Home Loan Banks, are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation ("FHLMC"), are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Money Market Fund, Short/Intermediate Fund, Bond Fund and Balanced Fund will invest in the obligations of such agencies or instrumentalities only when the Funds' Advisers believe that the credit risk with respect thereto is minimal.

      BONDS. The Short/Intermediate Fund, Bond Fund, Income Fund and Balanced Fund may each invest in the following short-term obligations: U.S. dollar-denominated international bonds traded primarily in the United States or abroad; Canadian bonds; and bonds issued by institutions such as the World Bank, the EMU, or two or more sovereign governments.

      These Funds each also expect to invest in bonds, notes and debentures of a wide range of U.S. corporate issuers. Such obligations, in the case of debentures, will represent unsecured promises to pay, and in the case of notes and bonds, may be secured by mortgages on real property or security interests in personal property and will in most cases differ in their interest rates, maturities and times of issuance.

      MUNICIPAL SECURITIES. Each of the Tax-Free Funds seeks to invest in a portfolio of investment grade municipal securities which generate interest income that is exempt from both federal income tax and income tax of the state after which the Fund was named (e.g., Nebraska income tax for the Nebraska
Fund).

      Municipal securities are debt obligations issued by the state, its political subdivisions, municipalities, agencies and authorities issued to obtain funds for various public purposes, including the construction or improvement of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, jails, mass transportation, nursing homes, parks, public buildings, recreational facilities, school facilities, streets and water and sewer works. Other public purposes for which municipal securities may be issued include the refunding of outstanding obligations, the anticipation of taxes or state aids, the payment of judgments, the funding of student loans, community redevelopment, the purchase of street maintenance and firefighting equipment, or any authorized corporate purpose of the issuer except for the payment of current expenses. In addition, certain types of industrial development and other revenue bonds may be issued by or on behalf of public corporations to finance privately operated housing facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Other types of industrial development bonds, the proceeds of which are used for the construction, equipping, repair or improvement of privately operated industrial, commercial or office facilities, constitute municipal securities, although current federal income tax laws place substantial limitations on the size of such issues.

      The municipal securities in which a Tax-Free Fund invests consist of its respective state's tax-exempt bonds, notes, commercial paper and participation interests in municipal leases. Tax-exempt notes and commercial paper are generally used to provide for short-term capital needs and ordinarily have a maturity of up to one year. These include notes issued in anticipation of tax revenue, revenue from other government sources or revenue from bond offerings and short-term, unsecured commercial paper, which is often used to finance seasonal working capital needs or to provide interim construction financing. Tax-exempt leases are obligations of state and local government units incurred to lease or purchase equipment or other property utilized by such governments. Each Fund will not originate leases as a lessor, but will instead purchase a participation interest in the regular payment stream of the underlying lease from a bank, equipment lessor or other third party. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and generally do not carry the pledge of the credit of the issuing municipality. The revenues from which such bonds are paid generally constitute an obligation of the corporate entity on whose behalf the bonds are issued.

      Although the participations in municipal leases which a Tax-Free Fund may purchase (hereinafter called "lease obligations") do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds and therefore may be less liquid than other municipal securities. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. A Fund will only purchase lease obligations which are rated in the top category by either S&P or Moody's. Each Fund will not invest more than 10% of its net investment assets in lease obligations (including, but not limited to those lease obligations which contain "non-appropriation clauses"), or any other illiquid securities.

      Each Tax-Free Fund will only purchase lease obligations which are covered by an existing opinion of legal counsel experienced in municipal lease transactions that, as of the date of issue or purchase of each participation interest in a municipal lease, the interest payable on such obligation is exempt from both federal income tax and the relevant state's income tax and that the underlying lease was the valid and binding obligation of the governmental issuer.

      Each Tax-Free Fund also may purchase floating and variable rate demand notes from municipal and non-governmental issuers. These notes normally have a stated maturity in excess of one year, but permit the holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Use of letters of credit or other credit support arrangements will generally not adversely affect the tax-exempt status of these obligations. Each Fund's Adviser will rely upon the opinion of the issuer's bond counsel to determine whether such notes are exempt from federal and the relevant state's income taxation. The issuer of floating and variable rate demand notes nominally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the note plus accrued interest upon a specified number of days notice to the note holders. The interest rate on a floating rate demand note is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is adjusted at specified intervals, based upon a known lending rate. Each Fund's Adviser will monitor the creditworthiness of the issuers of floating and variable rate demand notes. Each Fund will not invest in derivative financial instruments other than in connection with its hedging activities.



      As noted, the Tax-Free Funds invest a substantial portion of their assets in investment grade municipal securities. Lower quality securities involve a greater risk of default, including nonpayment of principal and interest, than investment grade securities; however, the risk of default is present in investment grade securities. Municipal securities rated in the lowest category of investment grade debt may have speculative characteristics. Investment in medium-quality debt securities (rated BBB or A by S&P or Baa or A by Moody's) involves greater investment risk, including the possibility of issuer default or bankruptcy, than investment in higher-quality debt securities. Medium-quality municipal securities are considered to possess adequate, but not outstanding, capacities to service their obligations. An economic downturn could severely disrupt this market and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds are more likely to experience difficulty in servicing their principal and interest payment obligations than is the case with higher grade bonds. The principal trading market for the municipal securities will generally be in the over-the-counter market. As a result, the existence of a liquid trading market for the municipal securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made for any of the municipal securities, that any market for the municipal securities will be maintained or of the liquidity of the municipal securities in any markets made. Medium-quality debt securities tend to be less marketable than higher-quality debt securities because the market is less liquid. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and a Tax-Free Fund may have greater difficulty selling the medium-quality debt securities in its portfolio.

      In addition, certain of the municipal securities in which a Tax-Free Fund invests may be subject to extraordinary optional and/or mandatory redemptions at par if certain events should occur. To the extent securities were purchased at a price in excess of the par value thereof and are subsequently redeemed at par as a result of an extraordinary redemption, a Tax-Free Fund would suffer a loss of principal.

      In addition to the foregoing, the yields on municipal securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the state's tax-exempt obligation market, the size of a particular offering, the maturity of the obligation and the rating of the issue or issuer. The ratings of Moody's and S&P represent their opinions as to the quality of the municipal securities which they undertake to rate. It should be emphasized, however, that ratings are general, and not absolute, standards of quality. Consequently, municipal securities of the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to their purchase by a Tax-Free Fund, particular municipal securities or other investments may cease to be rated or their ratings may be reduced below the minimum rating required for purchase by a Tax-Free Fund.

      FACTORS THAT PERTAIN TO NEBRASKA. Because the Nebraska Fund will invest substantially all of its assets in Nebraska municipal securities, the Fund is susceptible to political and economic factors affecting the issuers of Nebraska municipal securities. Because of limitations contained in the state constitution, the State of Nebraska issues no general obligation bonds secured by the full faith and credit of the state. Several agencies and instrumentalities of state government are authorized to issue bonds secured by revenue from specific projects and activities.


      Along with positive population growth, Nebraska has enjoyed regular economic growth during the past few years. Historically, the state's economy is less cyclical than the national economy; that is, it typically does not grow as quickly as the national economy during periods of expansion but it also does not contract as much during periods of recession. Although the nation's economic recovery is showing signs of resurgence, fiscal positions of the fifty states continue to deteriorate. According to a recent report by the National Association of State Budget Officers, forty of the fifty states are currently facing a budget shortfall during the 2002 fiscal year. Nebraska is included in that list of forty states. The Governor and the Legislature are currently working on both spending cuts and possible tax increases to balance the 2002 and 2003 budgets. Recent economic conditions in Nebraska have mirrored both the national and regional trends. Non-farm job growth was up over the last twelve months ended February 2002, while manufacturing job growth decreased by 4.2%. The state's unemployment rate continues to be one of the lowest in the nation. Construction within the residential sector continued to show strength, due to lower mortgage rates and unseasonably warm weather. Commercial construction has exhibited weakness over the last few quarters. Retail sales were also weaker compared to last year. Cost of living as of the fourth quarter of 2001 continued to be lower than the national averages.


      FACTORS THAT PERTAIN TO COLORADO. Because of limitations contained in the state constitution, the State of Colorado issues no general obligation bonds secured by the full faith and credit of the state. Several agencies and instrumentalities of state government are authorized to issue short-term revenue anticipation notes.

      There are approximately 2,000 units of local government in Colorado, including counties, statutory cities and towns, home-rule cities and counties, school districts and a variety of water, irrigation, and other special districts and special improvement districts, all with various constitutional and statutory authority to levy taxes and incur indebtedness. The major source of revenue for funding such indebtedness is the ad valorem property tax, which presently is levied and collected solely at the local level, although the state is also authorized to levy such taxes. There is a statutory restriction on the amount of annual increases in taxes that can be levied by the various taxing jurisdictions in Colorado without electoral approval.

      In 1992, an amendment to the Constitution of the State of Colorado was approved and went into effect. In general, the effect of the amendment was to limit the ability of the State and local governments to increase revenues and expenditures, issue debt and enter into other financial obligations and raise taxes.


      Colorado's economy is diversified and the state has become the services center for the Rocky Mountain region. The state's economy includes agriculture, manufacturing (especially high technology and communications), construction, tourism (ski resorts and national parks) and mining (primarily oil production). Colorado has recovered from economic difficulties experienced during the past several years, which caused state government revenue shortfalls at that time. However, the Colorado economy has experienced some weakness in early 2002.

      Employment in Colorado is diversified among communications, services, trade, government and manufacturing. Employment growth in Colorado has exceeded that of the United States as a whole since 1989.

      There can be no assurance that future economic difficulties and their impact on state and local government finances will not adversely affect the market value of the Colorado obligations held by the Fund or the ability of the respective obligors to pay debt service on certain of such obligations.

      PREFERRED STOCK. The Short/Intermediate Fund, Bond Fund and Income Fund may each invest up to 15% of their assets, respectively, in preferred stocks. Some of the preferred stocks in which the Funds invest trade in the over-the-counter market. These "unlisted preferred stocks" generally trade at a lower volume, which may limit their liquidity.

      WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. Each Fund may purchase securities on a "when-issued" or delayed-delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will generally not pay for such securities or start earning interest on them until they are received on the settlement date. When a Fund agrees to purchase securities on a "when-issued" basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, such Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of a Fund's commitment. Each Fund's commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, a Fund's liquidity and the ability of the Fund's Adviser to manage it might be affected in the event its commitments to purchase "when-issued" securities ever exceeded 25% of the value of its assets.

      When a Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing the opportunity to obtain a price or yield considered to be advantageous. Each of the Funds will engage in "when-issued" delivery transactions only for the purpose of acquiring portfolio securities consistent with and in furtherance of the Fund's investment objectives and policies and not for investment leverage, although such transactions represent a form of leveraging.

      MORTGAGE RELATED SECURITIES. The Tax-Free Funds, Short/Intermediate Fund, Bond Fund, Income Fund and Balanced Fund may, consistent with their respective investment objective and policies, invest in mortgage related securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

      Mortgage related securities, for purposes of such Funds' Prospectus and this SAI, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the GNMA and government related organizations such as the FNMA and the FHLMC, as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the security and lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return to the Tax-Free Funds, Short/Intermediate Fund, Bond Fund and the Balanced Fund. In addition, regular payments received in respect of mortgage related securities include both interest and principal. No assurance can be given as to the return the Funds will receive when these amounts are reinvested.

      The Tax-Free Funds, Short/Intermediate Fund, Bond Fund, Income Fund and Balanced Fund may also invest in mortgage related securities which are collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. Mortgage related securities will be purchased by a Fund only if rated in the four highest bond rating categories assigned by one or more appropriate NRSROs, or, if unrated, which the Fund's Advisers deems to present attractive opportunities and are of comparable quality.

      There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage related securities issued by the GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the U.S. government. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the U.S. government. The FNMA is a government sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage related securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCS"). The FHLMC is a corporate instrumentality of the U.S. government, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the U.S. government or by any Federal Home Loan Banks and do not constitute a debt or obligation of the U.S. government or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

      As stated in the Prospectus, also included among the mortgage related securities that such Funds may purchase are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). Certain CMOs and REMICs are issued by private issuers. Such securities may be eligible for purchase by the Short/Intermediate Fund, Bond Fund and Balanced Fund if: (1) the issuer has obtained an exemptive order from the Securities and Exchange Commission ("Commission") regarding purchases by investment companies of equity interests of other investment companies, or (2) such purchase is within the limitations imposed by Section 12 of the Investment Company Act of 1940, as amended (the "1940 Act").

      Certain debt securities such as, but not limited to, mortgage-backed securities, CMOs, asset-backed securities and securitized loan receivables, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of compliance with stated maturity policies and calculation of a Fund's weighted average maturity, the effective maturity of such securities will be used. Depending upon the prevailing market conditions, the Funds' Advisers may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate. In making investment decisions, the Funds' Advisers will consider many factors other than current yield, including the preservation of capital, maturity and yield to maturity.

      OTHER ASSET-BACKED SECURITIES. The Short/Intermediate Fund, Bond Fund, Income Fund and Balanced Fund may also invest in interests in pools of receivables, such as motor vehicle installment purchase obligations (known as Certificates of Automobile Receivables or CARs) and credit card receivables (known as Certificates of Amortizing Revolving Debts or CARDs). Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities may also be debt instruments which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.

      Such securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. Non-mortgage-backed securities will be purchased by the Short/Intermediate Fund, Bond Fund or Balanced Fund only when rated in one of the four highest rating categories for such securities by one or more appropriate NRSROs at the time of purchase. In addition, such securities generally will have remaining estimated lives at the time of purchase of seven years or less.

      The development of these asset-backed securities is at an early state compared to mortgage-backed securities. While the market for asset-backed securities is becoming increasingly liquid, the market for mortgage-backed securities issued by certain private organizations and nonmortgage-backed securities is not as well developed. The Funds' Advisers will limit purchases of asset-backed securities to securities that are deemed to be readily marketable by the Advisers at the time of purchase.

      Asset-backed securities held by the Short/Intermediate Fund, Bond Fund, Income Fund or Balanced Fund arise through the grouping by governmental, government-related and private organizations of loans, receivables and other assets originated by various lenders. Interests in pools of these assets differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Instead, asset-backed securities provide periodic payments which generally consist of both interest and principal payments.

      The estimated life of an asset-backed security may vary with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of an asset-backed security, will be a function of current market interest rates and other economic and demographic factors. Since prepayment experience can vary, asset-backed securities may be a less effective vehicle for locking in high long-term yields. None of these Funds will invest more than 5% of its assets in such other asset-backed securities.

      MEDIUM-GRADE DEBT SECURITIES. As stated in the Prospectus, each Fund except the Money Market Fund may each invest in securities within the four highest rating groups assigned by one or more appropriate NRSROs, including securities rated in the fourth highest rating group or, if unrated, judged by the Funds' Advisers to be of comparable quality ("Medium-Grade Securities").

      As with other fixed-income securities, Medium-Grade Securities are subject to credit risk and market risk. Market risk relates to changes in a security's value as a result of changes in interest rates. Credit risk relates to the ability of the issuer to make payments of principal and interest.

      Medium-Grade Securities are considered by Moody's and S&P to have some speculative characteristics, and are generally subject to greater credit risk because issuers are more vulnerable to changes in economic conditions, higher interest rates or adverse issuer-specific developments which are more likely to lead to a weaker capacity to make principal and interest payments than comparable higher-rated debt securities. In addition, the price of Medium-Grade Securities is generally subject to greater market risk and therefore reacts more sharply to changes in interest rates. The value and liquidity of Medium-Grade Securities may be diminished by adverse publicity and investor perceptions.

      Because certain Medium-Grade Securities are traded only in markets where the number of potential purchasers and sellers, if any, is limited, the ability of a Fund to sell such securities at their fair value either to meet redemption requests or to respond to changes in the financial markets may be limited.

      Particular types of Medium-Grade Securities may present special concerns. Some Medium-Grade Securities may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that a Fund may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

      The credit ratings issued by NRSROs are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of Medium-Grade Securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer. For these reasons, the Advisers conduct their own independent credit analysis of Medium-Grade Securities.

      Should subsequent events cause the rating of a debt security purchased by one of the Funds to fall below the fourth highest rating category, as the case may be, the Fund's Adviser will consider such an event in determining whether that Fund should continue to hold that security. The Advisers expect that they would not retain more than 5% of the assets of any Fund in such downgraded securities. In no event, however, would that Fund be required to liquidate any such portfolio security where the Fund should suffer a loss on the sale of such security.

      SECURITIES OF OTHER INVESTMENT COMPANIES. Each Fund may invest in securities issued by other investment companies. Each Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by any of these Funds. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that such Fund bears directly in connection with its own operations. Investment companies in which a Fund may invest, may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by that Fund and, therefore, will be borne directly by shareholders.

      INCOME PARTICIPATION LOANS. The Short/Intermediate Fund, Bond Fund, Income Fund and Balanced Fund may make or acquire participations in privately negotiated loans to borrowers. Frequently, such loans have variable interest rates and may be backed by a bank letter of credit; in other cases they may be unsecured. Such transactions may provide an opportunity to achieve higher yields than those that may be available from other securities offered and sold to the general public.

      Privately arranged loans, however, will generally not be rated by a credit rating agency and will normally be liquid, if at all, only through a provision requiring repayment following demand by the lender. Such loans made by the Short/Intermediate Fund, Bond Fund, Income Fund and Balanced Fund may have a demand provision permitting such Fund to require repayment within seven days. Participation in such loans, however, may not have such a demand provision and may not be otherwise marketable. To the extent these securities are not readily marketable, they will be subject to the Fund's 5% limitation on investments in illiquid securities. Recovery of an investment in any such loan that is illiquid and payable on demand will depend on the ability of the borrower to meet an obligation for full repayment of principal and payment of accrued interest within the demand period, normally seven days or less (unless such Fund determines that a particular loan issue, unlike most such loans, has a readily available market). As it deems appropriate, the Company's Board of Directors will establish procedures to monitor the credit standing of each such borrower, including its ability to honor contractual payment obligations.

      The Short/Intermediate Fund, Bond Fund, Income Fund and Balanced Fund will purchase income participation loans only if such instruments are, in the opinion of each Fund's Adviser, of comparable quality to securities rated within the four highest rating groups assigned by one or more appropriate NRSROs. None of these Funds will invest more than 5% of its assets in such securities.

      OTHER LOANS. In order to generate additional income, each Fund (excluding the Money Market Fund) may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. A Fund must receive 100% collateral in the form of cash or U.S. government securities. This collateral will be valued daily by the Advisers. Should the market value of the loaned securities increase, the borrower must furnish additional collateral to that Fund. During the time portfolio securities are on loan, the borrower pays that Fund any dividends or interest received on such securities. Loans are subject to termination by such Fund or the borrower at any time. While a Fund does not have the right to vote securities on loan, each Fund intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower would default in its obligations, such Fund bears the risk of delay in recovery of the portfolio securities and the loss of rights in the collateral. A Fund will enter into loan agreements only with broker-dealers, banks or other institutions that the Fund's Adviser has determined are creditworthy under guidelines established by the Company's Board of Directors.

      REPURCHASE AGREEMENTS. Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the FDIC and/or registered broker-dealers which the Advisers deem credit-worthy under guidelines approved by the Company's Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. Securities subject to repurchase agreements will be of the same type and quality as those in which such Fund may invest directly. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest) plus the transaction costs, including loss of interest, that such Fund reasonably could expect to incur if the seller defaults. This requirement will be continually monitored by the Advisers if the seller were to default on its repurchase obligation or become insolvent, a Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by such Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Directors of the Company believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Company if presented with the question. Securities subject to repurchase agreements will be held by that Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

      REVERSE REPURCHASE AGREEMENTS. As discussed in the Prospectus, each of the Funds may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with that Fund's investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. Each Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. government securities or other liquid, high grade debt securities consistent with such Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities and that the buyer may default on its obligation to sell such securities back to a Fund. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

      Except as otherwise disclosed to the Shareholders of a Fund, the Company will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Advisers, the Administrator, or their affiliates, and will not give preference to the Advisers' correspondents with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements.

      ILLIQUID SECURITIES. Each Fund may invest up to 5% of its net assets in illiquid securities (i.e., securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund has valued the securities), except the International Fund may invest up to 10% of its net assets in illiquid securities. The Board of Directors has the ultimate authority to determine which securities are liquid or illiquid for purposes of this limitation. Certain securities ("restricted securities") exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended ("Securities Act") (securities that may be resold pursuant to Rule 144A or Regulation S under the Securities Act), may be considered liquid. The Board has delegated to the Advisers the day-to-day determination of the liquidity of a security, although it has retained oversight and ultimate responsibility for such determinations. Although no definite quality criteria are used, the Board of Directors has directed the Advisers to look to such factors as (a) the nature of the market for a security (including the institutional private or international resale market), (b) the terms of these securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (c) the availability of market quotations (e.g., for securities quoted in PORTAL system), and (d) other permissible relevant factors. Certain securities, such as repurchase obligations maturing in more than seven days, are currently considered illiquid.

      Restricted securities may be sold only in privately negotiated or other exempt transactions, qualified non-U.S. transactions, such as under Regulation S, or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable time may elapse between the decision to sell and the sale date. If, during such period, adverse market conditions were to develop, that Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board of Directors. If through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund should be in a position where more than 5% (10% for the International Fund) of the value of its net assets is invested in illiquid assets, including restricted securities which are not readily marketable, that Fund will take such steps as it deems advisable, if any, to reduce the percentage of such securities to 5% (10% for the International Fund) or less of the value of its net assets.

      TEMPORARY DEFENSIVE POSITIONS. During temporary defensive periods as determined by the Advisers, as appropriate, the Equity Fund, Growth Fund, Small Company Fund and International Fund may each hold up to 100% of its total assets in high-quality short-term obligations including domestic bank certificates of deposit, bankers' acceptances and repurchase agreements secured by bank instruments. However, to the extent that a Fund is so invested in debt obligations, such Fund may not achieve its investment objective.

      OVER-THE-COUNTER MARKET. The Balanced Fund, Equity Fund, Growth Fund, Small Company Fund and International Fund may each invest in common stocks, some of which will be traded in the over-the-counter market. In contrast to the securities exchanges, the over-the counter market is not a centralized facility which limits trading activity to securities of companies which initially satisfy certain defined standards. Any security can be traded in the over-the-counter market as long as an individual or firm is willing to make a market in the security. Because there are no minimum requirements for a company's assets or earnings or the number of its stockholders in order for its stock to be traded over-the-counter, there is great diversity in the size and profitability of companies whose stocks trade in this market, ranging from relatively small little-known companies to well-established corporations. When the Fund disposes of such a stock it may have to offer the shares at a discount from recent prices or sell the shares in small lots over an extended period of time.

      SMALL-AND-MEDIUM-CAPITALIZATION COMPANIES. The Growth Fund and Small Company Fund may invest in securities issued by companies with relatively smaller or medium capitalization. Some securities issued by companies with relatively smaller market capitalizations in general present greater risks than securities issued by companies with larger market capitalization and may be subject to large, abrupt or erratic fluctuations in price due, in part, to such factors as the issuer's dependence upon key personnel, the lack of internal resources, the inability to obtain funds from external sources, and dependence on a new product or service for which there is no firmly established market. Therefore, the net asset value of a Fund could be influenced by such price fluctuations in the securities of small-capitalization companies held by the Fund. An emphasis on appreciation and medium-capitalization companies may result in even greater risk than is inherent in other equity investment alternatives. The Funds will likely have somewhat greater volatility than the stock market generally, as measured by the S&P 500 Index.

      Under normal market conditions, the Small Company Fund will invest at least 80% of its total assets in common stocks and securities convertible into common stocks (such as convertible bonds, convertible preferred stocks, warrants, options and rights) issued by companies having small market capitalization.

INVESTMENT RESTRICTIONS

FUNDAMENTAL RESTRICTIONS

      Each Fund's investment objective is a fundamental policy and may not be changed without a vote of the holders of a majority of such Fund's outstanding Shares. In addition, the following investment restrictions may be changed with respect to a particular Fund only by a vote of the majority of the outstanding Shares of that Fund (as defined under "ADDITIONAL INFORMATION Vote of a Majority of the Outstanding Shares").

      Each Fund except the Tax-Free Funds will not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase: (a) more than 5% of the value of such Fund's total assets would be invested in such issuer; or (b) such Fund would hold more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of a Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

      Each of the Funds, except the International Fund, will not:

      1. Purchase any securities which would cause more than 25% of the value of a Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

      2. Borrow money or issue senior securities, except that each Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of such Fund's total assets at the time of its borrowing. A Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets.

      3. Make loans, except that each Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, and may enter into repurchase agreements.


      The Money Market Fund may not:


      1. Purchase securities on margin, sell securities short, participate on a joint or joint and several basis in any securities trading account, or underwrite the securities of other issuers, except to the extent that such Fund may be deemed to be an underwriter under certain securities laws, in the disposition of "restricted securities" acquired in accordance with that Fund's investment objectives and policies;

      2. Purchase or sell commodities, commodity contracts (including futures contracts), oil, gas or mineral exploration or development programs, or real estate (although investments by such Fund in marketable securities of companies engaged in such activities are not hereby precluded);

      3. Write or purchase put or call options;

      4. Invest in any issuer for purposes of exercising control or management; and

      5. Purchase or retain securities of any issuer if the officers or Directors of the Company or the officers or directors of its investment adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.


      The Tax-Free Funds, Short/Intermediate Fund, Bond Fund, Income Fund, Balanced Fund, Equity Fund and Small Company Fund may not:


      1. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities;

      2. Engage in any short sales;

      3. Underwrite the securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

      4. Purchase or sell commodities or commodities contracts, unless and until disclosed in the current Prospectus of the Funds; and

      5. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities are not prohibited by this restriction).


      The Growth Fund may not:


      1. Act as an underwriter or distributor of securities other than shares of the Fund except to the extent that the Fund's participation as part of a group in bidding or by bidding alone, for the purchase of permissible investments directly from an issuer or selling shareholders for the Fund's own portfolio may be deemed an underwriting, and except to the extent that the Fund may be deemed an underwriter under the Securities Act, by virtue of disposing of portfolio securities;

      2. Purchase or sell commodities or commodities contracts unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from engaging in transactions involving foreign currencies, futures contracts, options on futures contracts or options, or from investing in securities or other instruments backed by physical commodities); and

      3. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities are not prohibited by this restriction).

      The International Fund may not:

      1. Purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to (i) investments in the obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, and
(ii) repurchase agreements involving such securities.

            For purposes of this limitation (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; technology companies will be divided according to their respective product lines and services; (iii) supranational entities will be considered a separate industry; and (iv) asset-backed securities secured by distinct types of assets, such as truck and auto loan leases, credit card receivables and home equity loans, will each be considered a separate industry.

      2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

      3. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

      4. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

      5. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

      6. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business).

NON-FUNDAMENTAL RESTRICTIONS

      The following additional investment restrictions may be changed by the Board of Directors without the vote of a majority of the outstanding Shares of a
Fund:

      Each Fund except for the International Fund may not:

      1. Purchase or otherwise acquire any securities if, as a result, more than 5% of that Fund's net assets would be invested in securities that are illiquid.

      2. Purchase securities of other investment companies except (a) to the extent permitted by the 1940 Act and the rules, regulations and orders thereunder, or (b) in connection with a merger, consolidation, acquisition or reorganization.

In addition, the Money Market Fund and the Tax-Free Funds may not buy common stocks or voting securities.

      Irrespective of fundamental investment restriction number 1 above, and pursuant to Rule 2a-7 under the 1940 Act, the Money Market Fund will, with respect to 100% of its total assets, limit its investment in the securities of any one issuer in the manner provided by such Rule.

      The Tax-Free Funds, Short/Intermediate Fund, Bond Fund, Income Fund, Balanced Fund, Equity Fund and Small Company Fund may not:

      1. Purchase participations or direct interests in oil, gas or other mineral exploration or development programs (although investments by such Funds in marketable securities of companies engaged in such activities are not prohibited in this restriction);

      2. Purchase or retain the securities of an issuer if, to the knowledge of such Fund's management, the officers or Directors of the Company, and the officers or directors of First National Bank ("First National"), who each owns beneficially more than .5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities.

      The Growth Fund may not:

      1. Purchase securities on margin (except to obtain such short-term credits as are necessary for the clearance of purchases and sales of securities) or participate in a joint trading account; provided, however, the Fund may (i) purchase or sell futures contracts, (ii) make initial and variation margin payments in connection with purchases or sales of futures contracts or options on futures contracts, (iii) write or invest in put or call options on securities and indexes, and (iv) engage in foreign currency transactions. (The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of FNC Fund Adviser ("FNC") to save brokerage costs on average prices among them is not deemed to result in a securities trading account.);

      2. Acquire illiquid securities if, as a result of such investments, more than five percent (5%) of the Fund's net assets (taken at market value at the time of each investment) would be invested in illiquid securities. "Illiquid securities" means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund has valued the securities; and

      3. Engage in any short sales.

      The International Fund may not:

      Purchase or hold illiquid securities (I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 10% of its net assets would be invested in illiquid securities.

      If any percentage restriction described above (and in the Prospectus), except with respect to the limitation on borrowing, is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction. However, should a change in net asset value or other external events cause a Fund's investment in illiquid securities to exceed such Fund's limit on its investments in such securities, that Fund will act to cause the aggregate amount of illiquid securities to come within such limit as soon as reasonably practicable. In such an event, however, a Fund would not be required to liquidate any portfolio securities where such Fund would suffer a loss on the sale of such securities.

      The International Fund has adopted a policy to invest at least 80% of its assets in equity securities. The International Fund will notify Shareholders 60 days prior to any change to this policy.

SPECIAL NON-FUNDAMENTAL DIVERSIFICATION AND CONCENTRATION POLICIES OF THE TAX-FREE FUNDS

      Each Tax-Free Fund is a non-diversified Fund under the 1940 Act. This means that more than 5% of a Fund's assets may be invested in the obligations of any issuer. The Tax-Free Funds, however, intend to comply with Subchapter M of the Internal Revenue Code (the "Code") that limits the aggregate value of all holdings (except U.S. Government and cash items, as defined in the Code) that exceed 5% of the Fund's total assets to an aggregate amount of 50% of such assets. Also, holdings of a single issuer (with the same exceptions) may not exceed 25% of a Fund's total assets, nor may a Fund invest more than 25% of its assets in securities backed by assets or revenues of the same or related projects. These limits are measured at the end of each quarter. Under the Subchapter M limits, up to 50% of a Fund's total assets may be invested in as few as two single issuers. In the event of decline of creditworthiness or default upon the obligations of one or more such issuers exceeding 5%, an investment in a Fund will entail greater risk than in a portfolio having a policy of "diversification" because a high percentage of the Fund's assets may be invested in municipal obligations of one or two issuers. Furthermore, a high percentage of investments among few issuers may result in a greater degree of fluctuation in the market value of the assets of a Fund and consequently a greater degree of fluctuation of the Fund's net asset value, because the Fund will be more susceptible to economic, political, or regulatory developments affecting these securities than would be the case with a portfolio composed of varied obligations of more issuers.

      In addition, because of the relatively small number of issuers of municipal securities in Nebraska and Colorado, each Fund is more likely to invest a higher percentage of its assets in the securities of a single issuer than an investment company which invests in a broad range of tax-exempt securities. This practice involves an increased risk of loss to the Fund if the issuer is unable to make interest or principal payments or if the market value of such securities declines.



      A Fund will not invest more that 25% of its total assets in any industry. However, municipal securities backed only by the assets and revenues of non-governmental users will for this purpose be deemed to be issued by such non-governmental users, in which case the 25% limitation would apply to such obligations. Accordingly, no more than 25% of a Fund's assets will be invested in obligations deemed to be issued by non-governmental users in any one industry.

      Over 25% of the municipal securities in a Fund's portfolio may be health care revenue bonds. Ratings of bonds issued for health care facilities are often based on feasibility studies that contain projections of occupancy levels, revenues and expenses. A facility's gross receipts and net income available for debt service may be affected by future events and conditions including, among other things, demand for services, the ability of the facility to provide the services required, physicians' confidence in the facility, management capabilities, competition with other hospitals, efforts by insurers and government agencies to limit rates, legislation establishing state rate-setting agencies expenses, government regulation, the cost and possible unavailability of malpractice insurance and the termination or restriction of governmental financial assistance, including that associated with Medicare, Medicaid and other similar third party payor programs. Medicare reimbursements are currently calculated on a prospective basis utilizing a single nationwide schedule of rates. Prior to this nationwide approach, Medicare reimbursements were based on the actual costs incurred by the health facility. The current legislation may adversely affect reimbursements to hospitals and other facilities for services provided under the Medicare program.

      Over 25% of the municipal securities in a Fund's portfolio may derive their payment from mortgage loans. Certain of these municipal securities in a Fund may be single family mortgage revenue bonds issued for the purpose of acquiring from originating financial institutions notes secured by mortgages on residences located within the issuer's boundaries and owned by persons of low or moderate income. Mortgage loans are generally partially or completely prepaid prior to their final maturities, as a result of events such as the sale of the mortgaged premises, default condemnation or casualty loss. Because these bonds are subject to extraordinary mandatory redemption, in whole or in part, from such prepayments on mortgage loans, a substantial portion of such bonds will probably be redeemed prior to their scheduled maturities or even prior to their ordinary call dates. The redemption price of such issues may be more or less than the offering price of such bonds. Extraordinary mandatory redemption without premium could also result from the failure of the originating financial institutions to make mortgage loans in sufficient amounts within a specified time period or, in some cases, from the sale by the Bond issuer of the mortgage loans. Failure of the originating financial institutions to make mortgage loans would be due principally to the interest rates on mortgage loans funded from other sources becoming competitive with the interest rates on the mortgage loans funded with the proceeds of the single family mortgage revenues available for the payment of the principal of or interest on such mortgage revenue bonds. Single family mortgage revenue bonds issued after December 31, 1980, were issued under Section 103A of the Code, which Section contains certain ongoing requirements relating to the use of the proceeds of such bonds in order for the interest on such bonds to retain its tax-exempt status. In each case the issuer of the bonds has covenanted to comply with applicable requirements and bond counsel to such issuer has issued an opinion that the interest on the bonds is exempt from federal income tax under existing laws and regulations. There can be no assurance that such ongoing requirements will be met. The failure to meet these requirements could cause the interest on the bonds to become taxable, possibly retroactively from the date of issuance.

      Certain of the municipal securities in a Fund's portfolio may be obligations of issuers whose revenues are primarily derived from mortgage loans to housing projects for low to moderate income families. The ability of such issuers to make debt service payments will be affected by events and conditions affecting financed projects including, among other things, the achievement and maintenance of sufficient occupancy levels and adequate rental income, increases in taxes, employment and income conditions prevailing in local labor markets, utility costs and other operating expenses, the managerial ability of project managers, changes in laws and governmental regulations, the appropriation of subsidies and social and economic trends affecting the localities in which the projects are located. The occupancy of housing projects may be adversely affected by high rent levels and income limitations imposed under federal and state programs. Like single family mortgage revenue bends, multi-family mortgage revenue bonds are subject to redemption and call features, including extraordinary mandatory redemption features, upon prepayment, sale or non-origination of mortgage loans as well as upon the occurrence of other events.

      Over 25% of the municipal securities in a Fund's portfolio may be obligations of issuers whose revenues are primarily derived from the sale of electric energy. Utilities are generally subject to extensive regulation by state utility commissions which, among other things, establish the rates which may be charged and the appropriate rate of return on an approved assets based. The problems faced by such issuers include the difficulty in obtaining approval for timely and adequate rate increases from the governing public utility commission, the difficulty in financing large construction programs, the limitations on operations and increased costs and delays attributable to environmental considerations, increased competition, recent reductions in estimates of future demand for electricity in certain areas of the country, the difficulty of the capital market in absorbing utility debt, the difficulty in obtaining fuel at reasonable prices and the effect of energy conservation. All of such issuers have been experiencing certain of these problems in varying degrees. In addition, federal, state and municipal governmental authorities may from time to time review existing and impose additional regulations governing the licensing, construction and operation of nuclear power plants, which may adversely affect the ability of the issuers of such bonds to make payments of principal and/or interest of such bonds.

      Over 25% of the municipal securities in a Fund's portfolio may be university and college revenue obligations. University and college revenue obligations are obligations of issuers whose revenues are derived mainly from tuition, dormitory revenues, grants and endowments. General problems faced by such issuers include declines in the number of "college" age individuals, possible inability to raise tuitions and fees, the uncertainty of continued receipt of federal grants and state funding, and government legislation or regulations which may adversely affect the revenues or costs of such issuers.

PORTFOLIO TURNOVER

      The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The Commission requires that the calculation exclude all securities whose remaining maturities at the time of acquisition were one year or less.

      Because the Money Market Fund intends to invest entirely in securities with remaining maturities of less than one year and because the Commission requires such securities to be excluded from the calculation of portfolio turnover rate, the portfolio turnover with respect to the Money Market Fund is expected to be zero percent for regulatory purposes. The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. Portfolio turnover will not be a limiting factor in making investment decisions.

                                 NET ASSET VALUE


      As indicated in the Prospectus, the net asset value ("NAV") of each Fund (except the Money Market Fund) is determined and the Shares of each Fund are priced each business day at the regularly scheduled close of trading on the New York Stock Exchange ("NYSE") (typically 4 p.m. Eastern time), or as of the close of the business day, whichever time is earlier. For the Money Market Fund, the net asset value is determined and Shares are priced on each business day that the NYSE and the Federal Reserve System ("Federal Reserve") are open for business, at 2:00 p.m. Eastern time, or as of the close of the business day, whichever time is earlier. Currently, the following holidays are observed by the
Funds: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

      The Money Market Fund may operate on any day that the NYSE is closed for business, but the Federal Reserve is open for business, for such time as sufficient liquidity exists in the Fund's principal trading markets, based on the determination of the officers of the Company, acting in consultation with the Adviser. The Money Market Fund will notify shareholders that it is open for business.


      Each Fund, except the Money Market Fund, calculates its NAV as follows:

                           NAV=      (VALUE OF FUND ASSETS)-(FUND LIABILITIES)
                                     -----------------------------------------
                                             Number of Outstanding Shares


      A security listed or traded on a recognized stock exchange or quoted on NASDAQ is valued at its last sale price prior to the time when assets are valued on the principal exchange on which the security is traded or on NASDAQ. If no sale is reported at that time the most current bid price will be used. All other securities for which over-the-counter market quotations are readily available are valued at the most current bid price. Where quotations are not readily available or are deemed unreliable, the Funds' investments are valued at fair value as determined by management in good faith using methods approved by the Directors. Debt securities which will mature in more than 60 days are valued at prices furnished by a pricing service approved by the Directors subject to review and determination of the appropriate price by the Company, whenever a furnished price is significantly different from the previous day's furnished price. Securities which will mature in 60 days or less are valued at amortized cost, which approximates market value.

      Generally, trading in foreign securities, as well as U.S. Government securities and certain cash equivalents and repurchase agreements, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the shares of the Funds are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the value of such securities and such exchange rates may occur between the times at which they are determined and at the close of the NYSE, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined by management in good faith using methods approved by the Directors.

      For purposes of determining the net asset value per share of each Fund, all assets and liabilities initially expressed in foreign currencies will be converted into United States dollars at the mean between the bid and offer prices of such currencies against United States dollars furnished by a pricing service approved by the Directors.

      A Fund's net asset value per share will be calculated separately from the per share net asset value of the other funds of the Company. "Assets belonging to" a fund consist of the consideration received upon the issuance of shares of the particular fund together with all net investment income, earnings, profits, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Company not belonging to a particular series. Each Fund will be charged with the direct liabilities of that Fund and with a share of the general liabilities of the Company's Funds.


      VALUATION OF THE MONEY MARKET FUND. The Money Market Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, which the Directors of the Company believe fairly reflects the market-based net asset value per share. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if it sold the instrument. The value of securities in the Money Market Fund can be expected to vary inversely with changes in prevailing interest rates.


      Pursuant to Rule 2a-7, the Money Market Fund will maintain a dollar-weighted average portfolio maturity appropriate to the Money Market Fund's objective of maintaining a stable net asset value per share, provided that the Money Market Fund will not purchase any security with a remaining maturity of more than 397 days (13 months) (securities subject to repurchase agreements may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Company's Board of Directors has also undertaken to establish procedures reasonably designed, taking into account current market conditions and the investment objective of the Money Market Fund, to stabilize the net asset value per share of the Money Market Fund for purposes of sales and redemptions at $1.00; although the Fund seeks to maintain a net asset value per share at $1.00, there can be no assurance that net asset value will not vary. These procedures include review by the Directors, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per share of the Money Market Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Board of Directors promptly consider what action, if any, should be initiated. If the Directors believe that the extent of any deviation from the Money Market Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity, withholding or reducing dividends, reducing the number of the Money Market Fund's outstanding Shares without monetary consideration, or utilizing a net asset value per share determined by using available market quotations.



            ADDITIONAL PURCHASE, REDEMPTION, AND EXCHANGE INFORMATION

      PURCHASES. Shares of the Funds are sold on a continuous basis by the Distributor, and the Shares may be purchased either directly from the Funds or through Banks or certain other institutions. Investors purchasing Shares of the Funds may include officers, directors, or employees of the Advisers or their correspondent or affiliated banks.

      Customers of First National and FNC Trust Group, n.a., or their correspondent or affiliated banks (collectively, the "Banks") may purchase shares in connection with the requirements of their qualified accounts maintained at the Banks. In the case of the Money Market Fund, these procedures may include instructions under which a customer's account is "swept" automatically no less frequently than weekly and amounts in excess of a minimum amount agreed upon by the Bank and the customer are invested in shares of the Money Market Fund.

      Shares of the Funds purchased through the Banks acting in a fiduciary, advisory, custodial, or other similar capacity on behalf of customers will normally be held of record by the Banks. With respect to shares of the Funds so sold, it is the responsibility of the particular Bank to transmit purchase or redemption orders to the Company and to deliver federal funds for purchase on a timely basis. Beneficial ownership of shares will be recorded by the Banks and reflected in the account statements provided by the Banks to customers. A Bank will exercise voting authority for those shares for which it is granted authority by the customer.

      The Banks and other institutions may impose particular customer account requirements in connection with investments in the Funds, such as minimum account size or minimum account thresholds above which excess cash balances may be invested in Fund shares. In addition, depending on the terms of the particular account used to purchase shares of the Funds, the Banks or other institutions may impose charges against the account. These charges could include asset allocation fees, account maintenance fees, sweep fees, compensatory balance requirements, transaction charges or other charges based upon account transactions, assets or income. The charges will reduce the net return on an investment in a Fund. Investors should contact their institutions with respect to these fees and the particular institution's procedures for purchasing or redeeming shares. This Prospectus should be read in conjunction with any such information received from the Banks or the institutions.

      EXCHANGES. If shares are purchased through a Bank or other institution, the shares may be exchanged only in accordance with the instructions and procedures pertaining to that account.

      REDEMPTIONS. If a customer has agreed with a Bank to maintain a minimum balance in his or her account with the Bank, and the balance in that account falls below that minimum, the customer may be obligated to redeem, or the Bank may redeem on behalf of the customer, all or part of the customer's shares of a Fund to the extent necessary to maintain the required minimum balance. The minimum balance required by any such Bank or other institution may be higher than the minimum required by the Company.

      The Transfer Agent reserves the right to reject any signature guarantee if: (1) it has reason to believe that the signature is not genuine; (2) it has reason to believe that the transaction would otherwise be improper; or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000.

      The Company may suspend the right of redemption or postpone the date of payment for Shares of a Fund during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the Commission, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Company of securities owned by it is not reasonably practical, or (ii) it is not reasonably practical for the Company to determine the fair value of its net assets.

      The Company may redeem Shares of the Money Market Fund involuntarily if redemption appears appropriate in light of the Company's responsibilities under the 1940 Act. See "NET ASSET VALUE Valuation of the Money Market Fund" in this Statement of Additional Information.



                            MANAGEMENT OF THE COMPANY

DIRECTORS AND OFFICERS


      Overall responsibility for management of the Company rests with its Board of Directors, which is elected by the Shareholders of the Company. The Company will be managed by the Directors in accordance with the laws of Nebraska governing corporations. The Board of Directors oversees all of the Funds. Directors serve until their respective successors have been elected and qualified or until their earlier death, resignation or removal. The Directors elect the officers of the Company to supervise actively its day-to-day operations.

      Information about the Directors and officers of the Company is set forth below:

                                   Position(s) Held     Length of
                                       with the            Time        Principal Occupation(s)
Name, Address, and Age                 Company            Served        During Past 5 Years
----------------------                 -------            ------        -------------------
INTERESTED DIRECTORS*

David P. Greer
3623 South 107th Avenue

Omaha, NE  68124                      President                        Trust Officer, First National Bank (1987-1994);
Age: 72                              and Director       Since 1994     presently retired

Harry A. Koch, Jr.
P.O. box 6215
Omaha, NE 68106                                                        President and Treasurer, The Harry A. Koch Co.,
Age: 72                                Director         Since 1994     insurance agents and brokers (1958-present)

                                   Position(s) Held     Length of
                                       with the            Time        Principal Occupation(s)
Name, Address, and Age                 Company            Served        During Past 5 Years
----------------------                 -------            ------        -------------------
INDEPENDENT DIRECTORS

Joseph Caggiano                        Director         Since 1994     Vice Chairman (1967-1993), Chief Financial
9731 Fieldcrest Drive                                                  Officer (1967-1991) and Vice-Chairman Emeritus
Omaha, NE  68114                                                       (1993-present) of Bozell Jacobs
Age: 76

Robert A. Reed                         Director         Since 1994     President and Chief Executive Officer,
2600 Dodge Street                                                      Physicians Mutual Insurance Company and
Omaha, NE  68131                                                       Physicians Life Insurance Company
Age: 62                                                                (1974-present)

Gary Witt                              Director         Since 1997     President and Shareholder,
11837 Miracle Hills Drive                                              Lutz & Company, P.C., Certified Public
Suite 100                                                              Accountants (1987-present)
Omaha, NE  68154
Age: 50

OTHER EXECUTIVE OFFICERS

James F. Volk                          Treasurer        Since 2000     Director of Investment Accounting
530 E. Swedes ford Road                                                Operations, SEI Investments Mutual Fund
Wayne, PA 19087                                                        Services (1996-present); Assistant Chief
Age: 39                                                                Accountant of the Securities and Exchange
                                                                       Commission's Division of Investment
                                                                       Management (1993-1996)


John C. Munch                        Vice President     Since 2002     Vice President and Assistant Secretary of the
One Freedom Valley Drive             and Assistant                     Administrator and Distributor since November
Oaks, PA 19456                         Secretary                       2001; Associate at Howard Rice Nemorvoski
Age: 31                                                                Canady Falk & Rabkin, 1998-2001; Associate
                                                                       at Seward & Kissel, 1996-1998


Timothy D. Barto                         Vice           Since 2000     Vice President and Assistant Secretary
One Freedom Valley Drive              President                        of the Administrator and Distributor since
Oaks, PA 19456                      and Secretary                      November 1999; Associate at Dechert Price
Age: 33                                                                & Rhoads (1997-1999); Associate at Richter,
                                                                       Miller & Finn (1994-1997)

* As defined in the 1940 Act. Messrs. Greer and Koch are interested directors because each owns stock in First National of Nebraska, Inc., the parent of First National Bank of Omaha.

      Mr. Caggiano is a director of Humphrey Hospitality, Inc., a company that owns hotel properties. No other Director of the Company is a director of a publicly-traded company or another registered investment company.

      FAIR VALUE COMMITTEE. The Board has a standing Fair Value Committee that is composed of various representatives of the Company's service providers and FNB Fund Advisers, as appointed by the Board. The Fair Value Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Committee meets periodically, as necessary, and met three times in the most recently completed Company fiscal year.

      BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENTS. As discussed in the section of this SAI entitled "Management of the Company - Investment Advisers and Sub-Adviser," the Board's continuance of the Advisory Agreements must be specifically approved at least annually (i) by the vote of the Directors or by a vote of the shareholders of the Company and (ii) by the vote of a majority of the Directors who are not parties to the Advisory Agreements or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Directors calls and holds a meeting to decide whether to renew the Advisory Agreements for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Advisers. The Directors use this information, as well as other information that the Advisers and other service providers may submit to the Board, to help them decide whether to renew the Advisory Agreements for another year.

      Before this year's meeting, the Board requested and received written materials from the Advisers about: (a) the quality of the Advisers' investment management and other services; (b) the Advisers' investment management personnel and methods of analysis; (c) the Advisers' financial condition and stability;
(d) the Advisers' brokerage practices (including any soft dollar arrangements) and portfolio transactions; (e) the Company's overall fees and operating expenses compared with similar mutual funds and total compensation received; (f) the Advisers' reputation, expertise and resources in domestic financial markets;
(g) possible conflicts of interest; and (h) each Fund's performance compared with similar mutual funds.

      At the meeting, representatives from the Advisers presented additional oral and written information to the Board to help the Board evaluate the Advisers' fees and other aspects of the Agreements. Other Fund service providers also provided the Board with additional information at the meeting. The Directors then discussed the written materials that the Board received before the meeting and the Advisers' oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

      Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Directors, unanimously: (a) concluded that terms of the Agreements are fair and reasonable;
(b) concluded that the Advisers' fees are reasonable in light of the services that the Advisers provide to the Funds; and (c) agreed to renew the Agreements for another year.

      The following table sets forth, for each Company Director, the dollar range of equity securities the Director beneficially owned in each Fund, and in the Company in the aggregate, as of December 31, 2001.

                                   Mr. Greer       Mr. Koch       Mr. Caggiano      Mr. Reed      Mr. Witt
                                   $50,001-          over           $50,001-         $10,001-
Money Market Fund                  $100,000        $100,000         $100,000         $50,000        $ -0-
Short/Intermediate Fund              $ -0-           $ -0-            $ -0-            $ -0-        $ -0-
Bond Fund                            $ -0-           $ -0-            $ -0-            $ -0-        $ -0-
Income Fund                          $ -0-           $ -0-            $ -0-            $ -0-        $ -0-
Nebraska Fund                        $ -0-           $ -0-       over $100,000    over $100,000     $ -0-
Colorado Fund                        $ -0-           $ -0-            $ -0-            $ -0-        $ -0-
Balanced Fund                        $ -0-           $ -0-            $ -0-            $ -0-        $ -0-
Equity Fund                          $ -0-           $ -0-            $ -0-       over $100,000     $ -0-
Growth Fund                          $ -0-           $ -0-            $ -0-            $ -0-        $ -0-
Small Company Fund                   $ -0-           $ -0-            $ -0-            $ -0-        $ -0-
International Fund                   $ -0-           $ -0-            $ -0-            $ -0-        $ -0-
                                     $50,001-        over             over             over
All Funds in the Aggregate           100,000       $100,000         $100,000         $100,000       $ -0-

      The following table sets forth certain information concerning compensation paid by the Company to its Directors and officers in the fiscal year ending March 31, 2002.

                                                     Pension or
                                                     Retirement
                                                  Benefits Accrued      Estimated
                                  Aggregate              as               Annual             Total
Name and                         Compensation      Part of Company      Retirement     Compensation From
Position                       Paid by Company        Expenses           Benefits           Company
--------                       ---------------        --------           --------           -------
David P. Greer                       $6,000              -0-               -0-               $6,000
President and Director

James F. Volk                           -0-              -0-               -0-                  -0-
Treasurer

John C. Munch                           -0-              -0-               -0-                  -0-
Vice President and
Assistant Secretary

Timothy D. Barto                        -0-              -0-               -0-                  -0-
Vice President and Secretary

Joseph Caggiano                      $6,000              -0-               -0-               $6,000
Director

Harry A. Koch, Jr                    $6,000              -0-               -0-               $6,000
Director

Robert A. Reed                       $6,000              -0-               -0-               $6,000
Director

Gary Witt                            $6,000              -0-               -0-               $6,000
Director

      As of March 31, 2002, the Company's officers and Directors, as a group, owned less than 1% of each Fund's outstanding Shares. As of March 31, 2002, the Funds were not aware of any entities that owned a controlling interest (ownership of greater than 25%) or beneficially owned or owned of record 5% of more of the outstanding shares of any Fund.

      The officers of the Company receive no compensation directly from the Company for performing the duties of their offices. The officers of the Company may, from time to time, serve as officers of other investment companies. SEI Investments Mutual Funds Services (the "Administrator") receives fees from each of the Funds for acting as administrator and the Administrator or its affiliates may receive fees from each of the Funds pursuant to the Distribution and Service Plan and the Administrative Services Plan described below. Messrs. Munch, Volk and Barto are employees of, and are compensated by, the Administrator.

INVESTMENT ADVISERS AND SUB-ADVISER

      Investment advisory services are provided to the Money Market Fund, Nebraska Tax-Free Fund, Short/Intermediate Fund, Bond Fund, Income Fund, Balanced Fund, Equity Fund, Small Company Fund and International Fund by FNB Fund Advisers ("FNB"), a division of First National Bank , Omaha, Nebraska ("First National"), pursuant to the investment advisory agreement dated as of December 20, 1994 as amended as of December 5, 1995 and June 4, 1996 (the "FNB Advisory Agreement"). First National is a wholly owned subsidiary of First National of Nebraska, Inc., a Nebraska corporation.

      Investment advisory services are provided to the Colorado Tax-Free Fund and Growth Fund by FNC Fund Advisers, a division of First National pursuant to the investment advisory agreement dated as of February 3, 1998 (the "FNC Advisory Agreement", and together with the FNB Advisory Agreement, the "Investment Advisory Agreements"). FNC is a wholly owned subsidiary of First National Colorado, Inc. which is a wholly owned subsidiary of First National of Nebraska, Inc., a Nebraska corporation.

      Under the Advisory Agreements, the FNB and FNC have agreed to provide investment advisory services as described in the Prospectus of the Funds. For the services provided and expenses assumed pursuant to the Investment Advisory Agreements, the Funds, respectively, pay a fee equal to the lesser of (a) a fee computed daily and paid monthly, at the following annual rates of the average daily net assets of that Fund:

                           Fee Paid                 Fee Paid
  Fund                      to FNB                   to FNC
  ----                      ------                   ------
  Money Market               .25%
  Short/Intermediate         .50%
  Bond                       .60%
  Income                     .60%
  Nebraska                   .70%
  Colorado                                            .70%
  Balanced                   .75%
  Equity                     .75%
  Small Company              .85%
  Growth                                              .75%
  International             1.00%
or, (b) such other fee as may be agreed upon from time to time in writing by the Company and FNB or FNC. FNB or FNC may periodically voluntarily reduce all or a portion of their advisory fees with respect to any Fund, which reduction would increase the net income of that Fund available for distribution as dividends.


      Investment sub-advisory services are provided to the International Fund by KBC Asset Management International LTD ("KBCAM") pursuant to the Investment Sub-Advisory Agreement dated April 15, 2002 (the "Sub-Advisory Agreement," and together with the Investment Advisory Agreements, the "Advisory Agreements"). KBCAM is wholly-owned by KBC Asset Management Limited, which is a wholly-owned subsidiary of KBC Asset Management N.V.


      Under the Sub-Advisory Agreement, KBCAM has agreed to provide investment advisory services as described in the prospectus of the International Fund. For the services provided and expenses assumed pursuant to the Sub-Advisory Agreement, the Adviser pays KBCAM a fee equal to .50% of the average daily net assets of the Fund.


      Set forth below are the advisory fees, net of fee waivers, FNB earned for the three previous fiscal periods ended March 31.



                        Fiscal Year Ended March 31, 2000:

                                  Advisory Fees
  Fund                          (net of fee waivers)             Fee Waivers

  Money Market                             $281,295                 $204,180
  Short/Intermediate                        $87,890                   $9,766
  Bond                                     $366,311                  $33,301
  Balanced                                 $105,551                  $38,382
  Equity                                 $1,252,545                       $0
  Small Company                             $54,023                  $37,817


                        Fiscal Year Ended March 31, 2001:

                                  Advisory Fees
  Fund                         (net of fee waivers)             Fee Waivers

  U.S. Government Money Market            $359,205                 $331,576
  Short/Intermediate                       $96,377                  $16,067
  Bond                                    $247,546                  $24,641
  Income                                   $15,638                   $7,817
  Nebraska                                 $33,550                  $13,416
  Balanced                                 $40,046                  $14,561
  Equity                                  $509,619                   $9,422
  Small Company                            $46,084                  $32,258

                        Fiscal Year Ended March 31, 2002:

                                  Advisory Fees
  Fund                         (net of fee waivers)             Fee Waivers

  U.S. Government Money Market            $427,692                 $368,378
  Short/Intermediate                      $144,084                  $96,058
  Bond                                    $211,890                  $42,377
  Income                                  $280,811                 $134,186
  Nebraska                                $524,146                 $209,661
  Balanced                                 $59,737                  $16,040
  Equity                                  $917,225                 $125,505
  Small Company                            $75,035                  $52,524


Set forth below are the advisory fees, net of fee waivers, FNC earned for the three previous fiscal periods ended March 31.



                        Fiscal Year Ended March 31, 2000:

                                  Advisory Fees
Fund                          (net of fee waivers)             Fee Waivers
Growth                               $85,189                       $42,595

                        Fiscal Year Ended March 31, 2001:

                                  Advisory Fees
Fund                          (net of fee waivers)             Fee Waivers
Colorado                                   $428                      $3,962
Growth                                 $120,069                     $60,035

                        Fiscal Year Ended March 31, 2002:

                                 Advisory Fees
Fund                          (net of fee waivers)             Fee Waivers
Colorado                                $67,742                    $40,710
Growth                                 $261,522                    $91,639

      Unless otherwise terminated, the Advisory Agreements remain in effect from year to year for successive annual periods ending on June 30 if, as to each Fund, such continuance is approved at least annually by the Company's Board of Directors or by vote of a majority of the outstanding Shares of that Fund (as defined under "ADDITIONAL INFORMATION" in the SAI), and a majority of the Directors who are not parties to the Advisory Agreements or interested persons (as defined in the 1940 Act) of any party to the Advisory Agreements by votes cast in person at a meeting called for such purpose. The Advisory Agreements are terminable as to a Fund at any time on 60 days written notice without penalty by the Directors, by vote of a majority of the outstanding Shares of that Fund, or by the Advisers. The Advisory Agreements also terminate automatically in the event of any assignment, as defined in the 1940 Act.

      The Advisory Agreements provide that the Advisers shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Advisory Agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisers in the performance of their duties, or from reckless disregard by the Advisers of their duties and obligations thereunder.

      First National also serves as custodian for certain Funds as more fully discussed under "Custodians" below.

PORTFOLIO TRANSACTIONS

      Pursuant to the Advisory Agreements, the Advisers determine, subject to the general supervision of the Board of Directors of the Company and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute such Fund's portfolio transactions. Purchases and sales of fixed income debt securities acquired for the Money Market Fund, Short/Intermediate Fund, Bond Fund and Balanced Fund usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of other portfolio securities for the Funds generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Company, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.

      Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Advisers in their best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide supplemental investment research to the Advisers may receive orders for transactions on behalf of the Funds. Information so received is in addition to and not in lieu of services required to be performed by the Advisers and does not reduce the advisory fees payable to the Advisers by the Funds. Such information may be useful to the Advisers in serving a Fund and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Advisers in carrying out their obligations to each of the Funds. The Advisers may authorize a Fund to pay a commission in excess of the commission another broker-dealer would have charged if the Advisers determine in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed either in terms of that particular transaction or the Advisers' overall responsibilities to the accounts they manage.

      While the Advisers generally seek competitive commissions, the Company may not necessarily pay the lowest commission available on each brokerage transaction, for reasons discussed above. For the three previous fiscal years ending on March 31, the Funds paid the following brokerage commissions on their respective total transactions:




                    Fiscal Period Ended March 31, 2000:
  Fund                      Brokerage Commissions            Total Transactions

  Balanced                             $18,569                      $28,300,615
  Equity                              $327,538                     $194,132,653
  Growth                               $41,244                      $28,068,161
  Small Company                        $20,148                      $14,139,889

                    Fiscal Period Ended March 31, 2001:
  Fund                      Brokerage Commissions            Total Transactions

  Balanced                               $1,500                     $12,671,991
  Equity                                $37,013                    $137,061,185
  Growth                                $61,834                    $229,489,920
  Small Company                          $6,535                    $125,803,121

                    Fiscal Period Ended March 31, 2002:

  Fund                      Brokerage Commissions            Total Transactions
  Balanced                             $25,250                     $119,771,903
  Equity                               $76,353                     $438,405,332
  Growth                              $137,975                     $851,165,626
  Small Company                        $24,637                     $288,033,357


      During the fiscal year ended March 31, 2002, the Funds did not direct brokerage transactions to brokers because of research services provided.


      Each Fund may participate in a directed brokerage arrangement with SEI Investments Distribution Co. ("SIDCO" or the "Distributor"). Through this program, an Adviser may, consistent with its obligation to obtain best execution, elect to direct a portion of a Fund's brokerage to SIDCO. SIDCO has established clearing relationships with a variety of domestic and international brokers. When Fund brokerage is directed to SIDCO, a Fund will receive credits that will be applied to reduce eligible fund expenses, such as legal fees, printing of shareholder reports, audit fees, insurance, pricing, custodian fees, transfer agent fees, company fees and expenses, ratings fees, registration fees and organizational expenses. Where a Fund is operating under a voluntary expense limitation, the payment of Fund expenses with directed brokerage credits may not reduce Fund expenses below the level of such limitation, the Adviser may benefit through a reduction in the amount of fees being waived or reimbursed to the Fund by the Adviser. During the fiscal year ended March 31, 2002 the Balanced Fund paid $5,280 and the Growth Fund paid

$20,174, respectively, in such directed brokerage. The Funds also paid SIDCO an aggregate of $1,785 for repurchase agreement fees during the fiscal year ended March 31, 2002.


      Except as otherwise disclosed to the Shareholders of the Funds and as permitted by applicable laws, rules and regulations, the Company will not, on behalf of any of the Funds, execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Advisers, the Distributor, or their affiliates, and will not give preference to the Advisers' correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

      Investment decisions for each Fund are made independently from those for the other Funds of the Company, any other investment company or account managed by the Advisers. Any such other fund, investment company or account may also invest in the same securities as the Company. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or account, the transaction will be averaged as to price, and available investments will be allocated as to amount in a manner which the Advisers believe to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Advisers may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other investment companies or accounts in order to obtain best execution. As provided by the Advisory Agreements, in making investment recommendations for each of the Funds, the Advisers will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Company is a customer of the Advisers, their parent or subsidiaries or affiliates and, in dealing with its customers, the Advisers, their parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Funds.

BANKING REGULATIONS

      Prior to November, 1999, various judicial and administrative interpretations had interpreted Federal law, including the Federal Glass-Steagall Act, as limiting the mutual fund activities of certain banks and bank holding companies. The Gramm-Leach-Bliley Financial Modernization Act was passed in November, 1999 and effectively repeals the Glass-Steagall Act.

      The Advisers believe that they possessed, prior to the repeal of the Glass-Steagall Act, and continue to possess, the legal authority to perform the services for each of the Funds contemplated by the Prospectus, this SAI, the Advisory Agreements, the Custodian Agreement and the Servicing Agreement without violation of applicable statutes and regulations. The Advisers have been advised by their counsel that counsel believes that such laws should not prevent the Advisers from providing the services required of them under the Advisory Agreements, the Custodian Agreement, and the Servicing Agreement. Future changes in either Federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict the Advisers from continuing to perform such services for the Company. Depending upon the nature of any changes in the services which could be provided by the Advisers, the Board of Directors of the Company would review the Company's relationship with the Advisers and consider taking all action necessary in the circumstances.

ADMINISTRATOR

      SEI Investments Mutual Fund Services serves as administrator (the "Administrator") to each of the Funds pursuant to the Administration Agreement dated October 1, 2000 (the "Administration Agreement"). The Administrator and its affiliates provide administration and distribution services to other investment companies.

      Under the Administration Agreement, the Administrator has agreed to provide office space, facilities, equipment and personnel, prepare and file timely notices required pursuant to Rule 24f-2 under the 1940 Act and semi-annual reports on Form N-SAR; coordinate and supervise the preparation and filing of tax returns; prepare materials necessary to register the securities of the Funds pursuant to state securities laws; determine the income and expense accruals of the Funds; calculate daily net asset values and income factors of the Funds; maintain the general ledger; prepare financial statements; coordinate with Fund counsel the preparation of Registration Statements and any amendments thereto, and proxy materials; maintain each Fund's expense accruals and control disbursements; assist in the acquisition of First Focus Funds' fidelity bond required by the Act; monitor on a secondary basis each Fund's compliance with the policies and limitations relating to portfolio investments as set forth in the Prospectus, SAI and Articles of Incorporation and monitor each Fund's status as a regulated investment company under Subchapter M of the Code, as amended; and generally assist in each Fund's administrative operations.

      The Administrator receives a fee from the Company (prorated to the respective Funds based upon their net assets) for its services as administrator and fund accountant and expenses assumed pursuant to the Administration Agreement, equal to the lesser of a fee calculated daily and paid periodically, at the annual rate of twenty one-hundredths of one percent (.20%) of that Company's average daily net assets, subject to a minimum fee of $638,500. The Company is subject to a minimum fee of $50,000 for each new Fund, and a minimum fee of $15,000 per class for each new class of shares added to a Fund.



      Unless otherwise terminated as provided therein, the Administration Agreement has an initial term of three years and thereafter will remain in effect from year to year for successive annual periods ending on September 30.


      The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by any of the Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder. The following table shows the net administration fees, and fees waived, during the last three fiscal years:

                           FEES PAID TO ADMINISTRATOR

                                Year Ended               April 1-           October 1, 2000-          Year Ended
                              March 31. 2000*       September 30,2000*       March 31, 2001         March 31, 2002
                              ---------------       -----------------        --------------         --------------
                              Net        Fees        Net         Fees        Net        Fees        Net        Fees
Fund                          Fees      Waived       Fees       Waived      Fees       Waived       Fees      Waived
----                          ----      ------       ----       ------      ----       ------       ----      ------
Money Market                $274,579   $113,801    $192,602     $88,126   $209,965     $61,934    $477,835   $159,028
Short/Intermediate           $31,039     $8,023     $16,078      $4,516    $21,868      $2,656     $96,058        -0-
Bond                        $105,846    $27,358     $35,719      $9,721    $39,640      $5,649     $84,756        -0-
Income                                                                      $7,818         -0-    $138,333        -0-
Nebraska                                                                   $13,419         -0-    $209,661        -0-
Colorado                                                                    $1,254         -0-     $30,986        -0-
Balanced                     $30,499     $7,883     $19,927      $5,342     $5,752        $861     $20,207        -0-
Equity                      $265,412    $68,600      54,716     $14,886    $61,176      $7,633    $278,064        -0-
Growth                       $33,517    $16,757     $19,133      $5,936    $24,322      $3,053     $94,177        -0-
Small Company                $35,566    $14,708     $19,376      $5,693     $8,928      $1,200     $30,014        -0-

---------------
* Services were provided by a predecessor administrator

EXPENSES

      The Investment Advisory Agreements provide that if total expenses borne by any of the Funds in any fiscal year exceed expense limitations imposed by applicable state securities regulations, FNB and FNC will reimburse that Fund by the amount of such excess in proportion to its respective fees. As of the date of this SAI, the Funds are not aware of any state imposed expense limitation applicable to the Funds. Fees imposed upon customer accounts by FNB or FNC or their affiliated or correspondent banks for cash management services are not included within Fund expenses for purposes of any such expense limitation.

      The Advisers and the Administrator each bear all expenses in connection with the performance of their services as investment advisers and administrator, respectively, other than the cost of securities (including brokerage commissions, and issue and transfer taxes, if any) purchased for a Fund. Each Fund will bear the following expenses relating to its operations: organizational expenses; taxes; interest; any brokerage fees and commissions; fees and expenses of the Directors of the Company; Commission fees; state securities qualification fees; costs of preparing and printing Prospectuses for regulatory purposes and for distribution to its current Shareholders; outside auditing and legal expenses; advisory and administration fees; fees and out-of-pocket expenses of the Administrator, custodian and Transfer Agent; costs for independent pricing service; certain insurance premiums; costs of maintenance of the Company's existence; costs of Shareholders' and Directors' reports and meetings; distribution expenses incurred pursuant to the Distribution and Service Plan described below; and any extraordinary expenses incurred in a Fund's operation.

DISTRIBUTOR

      SEI Investments Distribution Co. (the "Distributor") serves as agent for each of the Funds in the distribution of its Shares pursuant to a Distribution Agreement dated October 1, 2000. Unless otherwise terminated, the Distribution Agreement has an initial term of two years and thereafter will remain in effect from year to year for successive annual periods ending on September 30 if approved at least annually (a) by the Company's Board of Directors or by the vote of a majority of the outstanding shares of the Company, and (b) by the vote of a majority of the Directors of the Company who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.


      The Distributor solicits orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. The Distributor received no underwriting commissions under the Distribution Agreement with the Company prior to July 31, 2001. For the fiscal year ended March 31, 2002, all front-end sales charges on Class A Shares and contingent deferred sales charges on the Class B Shares were reallowed to dealers.

      As described in the Prospectus, the Company has adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act under which each Fund, except the International Fund is authorized to make payments to banks, including FNB or FNC, other institutions and broker-dealers, (with all of the foregoing organizations being referred to as "Participating Organizations") for providing distribution or shareholder service assistance. Payments to such Participating Organizations may be made pursuant to agreements entered into upon the recommendation of the Distributor. The Plan authorizes each Fund, except the International Fund, to make payments with respect to certain classes of shares in an amount not in excess, on an annual basis, of 0.25% of the average daily net assets of that Fund.


      Payments may be made by the Funds under the Plan for the purpose of financing any activity primarily intended to result in the sales of shares of the Funds as determined by the Board of Directors. Such activities typically include advertising; compensation for sales and sales marketing activities of financial services agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which the Funds may finance without a Plan, the Funds may also make payments to finance such activity outside of the Plan and not subject to its limitations. Payments under the Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred.


      For the fiscal period ended March 31, 2002, the Funds paid 12b-1 fees in the amount of $919 with respect to their Class A Shares and $703 with respect to their Class B Shares.


      As required by Rule 12b-1, the Plan was approved by the sole shareholder of each of the Funds and by the Board of Directors, including a majority of the Directors who are not interested persons of any of the Funds and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Directors"). The Plan may be terminated as to a Fund by vote of a majority of the Independent Directors, or by vote of majority of the outstanding Shares of that Fund. Any change in the Plan that would materially increase the distribution cost to a Fund requires Shareholder approval. The Directors review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Directors including a majority of the Independent Directors, cast in person at a meeting called for that purpose. For so long as the Plan is in effect, selection and nomination of those Directors who are not interested persons of the Company shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Directors or by a vote of the majority of the outstanding Shares of any of the Funds. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (a) by the vote of a majority of the Independent Directors, and (b) by a vote of a majority of the entire Board of Directors cast in person at a meeting called for that purpose. The Board of Directors has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition, the Directors in approving the Plan must determine that there is a reasonable likelihood that the Plan will benefit each Fund and its Shareholders.

      The Board of Directors of the Company believes that the Plan is in the best interests of each Fund since it encourages Fund growth. As a Fund grows in size, certain expenses, and therefore total expenses, per Share, may be reduced and overall performance per Share may be improved.

ADMINISTRATIVE SERVICES PLAN

      As described in the Prospectus, the Company has also adopted an Administrative Services Plan (the "Services Plan") under which each Fund is authorized to pay certain financial institutions, including First National, its correspondent and affiliated banks, and the Distributor (a "Service Organization"), to provide certain ministerial, record keeping, and administrative support services to their customers who own of record or beneficially Shares in a Fund, such as processing dividend and distribution payments from the Funds on behalf of customers, providing periodic statements to customers showing their positions in the shares of the Funds, providing sub-accounting with respect to shares beneficially owned by such customers and providing customers with a service that invests the assets of their accounts in shares of the Funds pursuant to specific or pre-authorized instructions. Payments to such service organizations are made pursuant to Servicing Agreements between the Company and the Service Organization. The Services Plan authorizes each Fund to make payments to Service Organizations in an amount, on an annual basis, of up to 0.25% of the average daily net assets of that Fund. The Services Plan has been approved by the Board of Directors of the Company, including a majority of the Directors who are not interested persons of the Company (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Services Plan or in any Servicing Agreements thereunder (the "Disinterested Directors"). The Services Plan may be terminated as to a Fund by a vote of a majority of the Disinterested Directors. The Directors review quarterly a written report of the amounts expended pursuant to the Services Plan and the purposes for which such expenditures were made. The Services Plan may be amended by a vote of the Directors, provided that any material amendments also require the vote of a majority of the Disinterested Directors. For so long as the Services Plan is in effect, selection and nomination of those Disinterested Directors shall be committed to the discretion of the Company's Disinterested Directors. All Servicing Agreements may be terminated at any time without the payment of any penalty by a vote of a majority of the Disinterested Directors. The Services Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved by a majority of the Board of Directors, including a majority of the Disinterested Directors.


      As authorized by the Services Plan, the Company has entered into a Servicing Agreement with the First National pursuant to which First National has agreed to provide certain administrative support services in connection with Shares of the Funds owned of record or beneficially by its customers. Such administrative support services may include, but are not limited to, (a) processing dividend and distribution payments from a Fund on behalf of customers; (b) providing periodic statements to its customers showing their positions in the Shares; (c) arranging for bank wires; (d) responding to routine customer inquiries relating to services performed by First National; (e) providing subaccounting with respect to the Shares beneficially owned by First National's customers or the information necessary for subaccounting; (f) if required by law, forwarding shareholder communications from a Fund (such as proxies, shareholder reports, annual and semiannual financial statements and dividend, distribution and tax notices) to its customers; (g) aggregating and processing purchase, exchange, and redemption requests from customers and placing net purchase, exchange, and redemption orders for customers; and (h) providing customers with a service that invests the assets of their account in the Shares pursuant to specific or preauthorized instructions. In consideration of such services, the Company, on behalf of each Fund, except the Money Market Fund and the Growth Fund, may pay First National a monthly fee, computed at the annual rate of .10% of the average aggregate net asset value of Shares of that Fund held during the period by customers for whom First National has provided services under the Servicing Agreement. The following table shows the net fees paid pursuant to the Services Plan, and the fees waived, during the last three fiscal years:

                        ADMINISTRATIVE SERVICES PLAN FEES
                             PAID TO FIRST NATIONAL


                                 Year Ended              Year Ended             Year Ended
                               March 31, 2000          March 31, 2001         March 31, 2002
                               --------------          --------------         --------------
                               Net        Fees        Net         Fees        Net        Fees
Fund                           Fees      Waived       Fees       Waived      Fees       Waived
----                           ----      ------       ----       ------      ----       ------
Short/Intermediate            $8,439     $8,837     $10,514     $10,538    $24,013     $24,015
Bond                         $30,064    $30,051     $21,215     $22,420    $21,188     $21,189
Income                                               $1,954      $1,995    $34,574     $34,577
Nebraska                                             $3,354      $3,355    $52,263     $52,266
Balanced                      $7,759     $7,732      $3,114      $3,184     $5,052      $5,052
Equity                       $71,658    $71,677     $31,241     $34,095    $69,498     $69,504
Small Company                 $5,059     $5,053      $4,322      $4,330     $7,469      $7,469


      In addition, the Company, on behalf of a Fund, may enter into, from time to time, other Servicing Agreements with other service organizations pursuant to which such Service Organizations will provide similar services as those discussed above.

CUSTODIANS

      First National (the "Custodian"), 1620 Dodge Street, Omaha, Nebraska 68197, in addition to serving as an investment adviser and Transfer Agent to the Funds, also serves as custodian to each of the Funds, except the International Fund, pursuant to the Custodian Agreement dated December 20, 1994 and amended as of December 5, 1995, June 4, 1996 and February 3, 1998 (the "Custodian Agreement"). The Custodian's responsibilities include safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest on each Fund's investments. In consideration of such services, each Fund pays the Custodian a fee, computed daily and paid monthly, at the annual rate of .03% of such Fund's average daily net assets.

      The Northern Trust Company (the "International Custodian"), located at 50 South LaSalle Street, Chicago, Illinois 60675, serves as custodian to the International Fund pursuant to the Custodian Agreement dated April 15, 2002, (the "International Custodian Agreement"). The International Custodian's responsibilities include safeguarding and controlling the International Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest on the Fund's investments. In consideration of such services, the International Fund pays the International Custodian a fee, computed daily and paid monthly, at the annual rate of 0.065% of the Fund's average daily net assets.


      The following table shows the net custody fees, and fees waived, during the last three fiscal years:

                                  CUSTODY FEES

                               Year Ended              Year Ended             Year Ended
                             March 31, 2000          March 31, 2001         March 31, 2002
                             --------------          --------------         --------------
                             Net        Fees        Net         Fees        Net        Fees
Fund                         Fees      Waived       Fees       Waived      Fees       Waived
----                         ----      ------       ----       ------      ----       ------
Money Market               $58,257        -0-        $82,894      -0-     $95,527        -0-

Short/Intermediate             -0-     $5,859            -0-   $6,747         -0-    $14,408
Bond                           -0-    $19,981            -0-  $13,609         -0-    $12,713
Income                         -0-     -0-               -0-   $1,173         -0-    $20,749
Nebraska                       -0-     -0-               -0-   $2,013         -0-    $31,448
Colorado                       -0-     -0-               -0-      188         -0-      4,648
Balanced                       -0-     $5,557            -0-   $2,185         -0-     $3,031
Equity                         -0-    $50,102            -0-  $20,762         -0-    $41,708
Growth                         -0-     $5,111            -0-   $7,204         -0-    $14,126
Small Company                  -0-     $3,241            -0-   $2,765         -0-     $4,502

      In the opinion of the staff of the Commission, since First National is serving as both an investment adviser and custodian of the Funds, the Funds and the Custodian are subject to the requirements of Rule 17f-2 under the 1940 Act, and therefore the Funds and the Custodian will comply with the requirements of such rule.

TRANSFER AGENCY SERVICES

      First National (the "Transfer Agent") serves as Transfer Agent and dividend disbursing agent for the Company pursuant to the Transfer Agency Agreement dated December 20, 1994 and amended as of December 5, 1995, June 4, 1996 and February 3, 1998. Pursuant to such Agreement, the Transfer Agent, among other things, performs the following services in connection with each Fund's shareholders of record: maintenance of shareholder records for each of the Company's shareholders of record; processing shareholder purchase and redemption orders; processing transfers and exchanges of shares of the Company on the shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of shareholder reports and proxy solicitation materials. For such services the Transfer Agent receives a fee based on the number of shareholders of record. Pursuant to authority in the Transfer Agency Agreement, the Transfer Agent has appointed as sub-transfer agent DST Systems, Inc., 210 West 10th Street, Kansas City, Missouri 64105. DST Systems, Inc. performs the principal services as transfer agent for the Funds under such Agreement and receives a fee from the Transfer Agent for such services.


      The following table shows the Transfer Agent fees paid during the last three fiscal years:

                               TRANSFER AGENT FEES

                               Year Ended              Year Ended             Year Ended
Fund                         March 31, 2000          March 31, 2001         March 31, 2002
----                         --------------          --------------         --------------
Money Market                   $26,908                  $89,441                 $64,980
Short/Intermediate             $25,317                  $34,329                 $34,006
Bond                           $25,959                  $38,133                 $32,223
Income                             -0-                   $3,117                 $33,060
Nebraska                           -0-                   $3,595                 $29,833
Colorado                           -0-                   $1,715                 $20,134
Balanced                       $25,369                  $31,394                 $29,706
Equity                         $29,807                  $34,587                 $49,740
Growth                         $24,688                  $35,903                 $44,428
Small Company                  $25,243                  $34,371                 $41,629


AUDITORS

      The financial statements of each Fund, except the International Fund, as of March 31, 2001 appearing in this SAI have been audited by KPMG, LLP, Two Central Park Plaza, Suite 1501, Omaha, Nebraska 68102, as set forth in their report appearing elsewhere herein, and are included in reliance upon such report and on the authority of such firm as experts in auditing and accounting.

LEGAL COUNSEL

      Cline, Williams, Wright, Johnson & Oldfather, L.L.P., 1900 U.S. Bank Building, 233 South 13th Street, Lincoln, Nebraska 68508, is counsel to the Company.

CODES OF ETHICS


      Rule 17j-1 under the 1940 Act is designed to prevent abuses that could occur as a result of conflicts of interest arising out of personal trading by persons involved with or with access to information about a Fund's investment activities. The Company, FNB, FNC, KBCAM and SEI Investments Distribution Co. have each adopted Codes of Ethics regarding personal investing by their personnel pursuant to Rule 17j-1 under the 1940 Act. Each Code of Ethics permits personnel to invest in securities, including securities that may be purchased or held by a Fund.




                             ADDITIONAL INFORMATION

      The Company was organized as a Nebraska corporation on October 12, 1994. The Company and four of its portfolios were organized to acquire the assets and continue the business of the corresponding substantially identical investment portfolios of The Sessions Group, an Ohio business trust. On April 10, 1995 the Company acquired approximately $326 million of assets from The Sessions Group in return for an equivalent dollar amount of shares of the Company. Additional portfolios have been added since then. Each Share of a Fund represents an equal proportionate interest in that Fund with other shares of the same Fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Directors.

ORGANIZATION AND CAPITAL STRUCTURE

      The Company is authorized to issue a total of 1,000,000,000 Shares of common stock in series with a par value of $.00001 per share. Seven Hundred Fifty million of these Shares have been authorized by the Board of Directors to be issued in series designated for the existing ten Funds. The Board of Directors may authorize additional Shares in series, or may divide the Shares of any existing or new series into two or more subseries or classes, all without shareholder approval.

      All Shares, when issued, will be fully paid and non-assessable and will be redeemable and freely transferable. All Shares have equal voting rights. They can be issued as full or fractional Shares. A fractional Share has pro rata the same kind of rights and privileges as a full Share. The Shares possess no preemptive or conversion rights.

      Each Share of a Fund has one vote (with proportionate voting for fractional shares) irrespective of the relative net asset value of the Shares. On some issues, such as the election of directors, all Shares of the Fund vote together as one series. Cumulative voting is authorized. This means that in a vote for the election of directors, Shareholders may multiply the number of Shares they own by the number of directorships being filled and then allocate such votes to one or more directors. On issues affecting only a particular Fund, the Shares of the affected Fund vote as a separate series. An example of such an issue would be a fundamental investment restriction pertaining to only one Fund.

      The Articles of Incorporation of the Company permit the Company, by resolution of its Board of Directors, to create new series of common shares relating to new investment portfolios or to subdivide existing series of shares into subseries or classes. Classes can be utilized to create differing expense and fee structures for investors in the same Fund. Differences can exist, for example, in the sales load, Rule 12b-1 fees or service plan fees applicable to different classes of shares offered by a particular Fund. Such arrangements can enable the Company to tailor its marketing efforts to a broader segment of the investing public with a goal of attracting additional investments in the Funds.


      The Board of Directors of the Company has created an Institutional share class for each Fund, Class A shares for the Money Market Fund, Income Fund, Equity Fund, Growth Fund, Small Company Fund and the Tax-Free Funds, and Class B shares for the Money Market Fund, Income Fund, Equity Fund, Growth Fund and Small Company Fund, as described in the Prospectus. The Board of Directors could create additional classes in the future without shareholder approval. However, any such creation of classes would require compliance with regulations the Commission has adopted under the 1940 Act.


SHAREHOLDER MEETINGS

      It is possible that the Company will not hold annual or periodically scheduled regular meetings of Shareholders. Annual meetings of Shareholders will not be held unless called by the Shareholders pursuant to the Nebraska Business Corporation Act or unless required by the 1940 Act and the rules and regulations promulgated thereunder. Special meetings of the Shareholders may be held, however, at any time and for any purpose, if called by (a) the Chairman of the Board, the President and two or more directors, (b) by one or more Shareholders holding ten percent or more of the Shares entitled to vote on matters presented to the meeting, or (c) if the annual meeting is not held within any thirteen month period, the local district court, upon application of any Shareholder, may summarily order that such meeting be held. In addition, the 1940 Act requires a Shareholder vote for all amendments to fundamental investment policies, investment advisory contracts and amendments thereto.

      Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Directors may be effectively acted upon by Shareholders of the Company voting without regard to series.

OWNERSHIP OF SHARES


      As of June 30, 2002, FNB and FNC and their affiliates held of record substantially all of the outstanding Shares of the Funds as agent, custodian, trustee or investment adviser on behalf of their customers. At such date, First National Bank, 1620 Dodge Street, Omaha, Nebraska 68197, and its affiliates held as beneficial owner five percent or more of the outstanding Shares of the Funds because they possessed sole or shared voting or investment power with respect to such Shares.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


      As of June 30, 2002, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The Company believes that most of the shares referred to below were held by the below persons in accounts for their fiduciary, agency or custodial customers.


U.S. GOVERNMENT MONEY MARKET FUND - INSTITUTIONAL CLASS


Shareholder                           Number of Shares          Percent of Fund
-----------                           ----------------          ---------------

Firnbank Company                      161,807,031.6700          66.96%
Attn Gary Olson Trust Dept
P.O. Box 3128
Omaha, NE 68103-0128

Penfirn Company                       75,901,987.5800           31.41%
c/o Trust Dept - Dan Vuagniaux
First National Bank
P.O. Box 3128
Omaha, NE 68103-0128


U.S. GOVERNMENT MONEY MARKET FUND - CLASS A


Shareholder                           Number of Shares          Percent of Fund
-----------                           ----------------          ---------------

SEI Corporation                       1,116.5200                99.11%
1 Freedom Valley Drive
Oaks, PA 19546


U.S. GOVERNMENT MONEY MARKET FUND - CLASS B


Shareholder                           Number of Shares          Percent of Fund
-----------                           ----------------          ---------------

SEI Corporation                       1,109.9500                85.56%
1 Freedom Valley Drive
Oaks, PA 19546

First National Bank of Omaha Cust     187.2600                  14.44%
IRA  R/O Cherie Ann Rans
252 7th Street NE
Huron, SD 57350-4733

SHORT/INTERMEDIATE BOND FUND - INSTITUTIONAL CLASS


Shareholder                             Number of Shares        Percent of Fund
-----------                             ----------------        ---------------

Penfirn Company                         2,871,229.4820          58.97%
c/o Trust Dept
First National Bank
P.O. Box 3128
Omaha, NE 68103-0128

Penfirn Company                         1,659,988.9980          34.09%
c/o Trust Dept - Dan Vuagniaux
P.O. Box 3128
Omaha, NE 68103-0128


BOND FUND - INSTITUTIONAL CLASS


Shareholder                             Number of Shares        Percent of Fund
-----------                             ----------------        ---------------

Penfirn Company                         3,541,187.7130          91.20%
c/o Trust Dept - Dan Vuagniaux
P.O. Box 3128
Omaha, NE 68103-0128


INCOME FUND - INSTITUTIONAL CLASS


Shareholder                             Number of Shares        Percent of Fund
-----------                             ----------------        ---------------

Firnbank Company                        6,602,274.2610          99.29%
c/o Trust Dept
First National Bank
P.O. Box 3128
Omaha, NE 68103-0128


INCOME FUND - CLASS A


Shareholder                              Number of Shares       Percent of Fund
-----------                              ----------------       ---------------

Primevest Financial Services FBO         3,847.5030             97.09%
Victoria Broad
400 First Street South, Suite 300
P.O. Box 283
St. Cloud, MN 56302-0283

INCOME FUND - CLASS B


Shareholder                              Number of Shares       Percent of Fund
-----------                              ----------------       ---------------

Primevest Financial Services FBO         2,514.7720             33.19%
Alan E. Severin
400 First Street South, Suite 300
P.O. Box 283
St. Cloud, MN 56302-0283

Primevest Financial Services FBO         508.0380               6.71%
Patricia Mahoney
400 First Street south, Suite 300
P.O. Box 283
St. Cloud, MN 56302-0283

Primevest Financial Services FBO         3,968.2540             52.38%
Carol M. Grode
400 First Street south, Suite 300
P.O. Box 283
St. Cloud, MN 56302-0283

Primevest Financial Services FBO         392.2570               5.22%
Hubert R. Sullivan
400 First Street south, Suite 300
P.O. Box 283
St. Cloud, MN 56302-0283


NEBRASKA TAX-FREE FUND - INSTITUTIONAL CLASS


Shareholder                              Number of Shares       Percent of Fund
-----------                              ----------------       ---------------

Firnbank Company                         10,090,691.7360        98.48%
c/o Trust Dept
First National Bank
P.O. Box 3128
Omaha, NE 68103-0128


NEBRASKA TAX-FREE FUND - CLASS A


Shareholder                              Number of Shares       Percent of Fund
-----------                              ----------------       ---------------

Primevest Financial Services FBO         367,108.4930           91.48%
John H. Taulborg TTEE
400 First Street South, Suite 300
P.O. Box 283
St. Cloud, MN 56302-0283

COLORADO TAX-FREE FUND - INSTITUTIONAL CLASS


Shareholder                               Number of Shares       Percent of Fund
-----------                               ----------------       ---------------

Firnbank Company                          1,557,453.8200         95.52%
c/o Trust Dept
First National Bank
P.O. Box 3128
Omaha, NE 68103-0128


COLORADO TAX-FREE FUND - CLASS A


Shareholder                               Number of Shares       Percent of Fund
-----------                               ----------------       ---------------

SEI Corporation                           110.5610               100%
1 Freedom Valley Drive
Oaks, PA 19456


BALANCED FUND - INSTITUTIONAL CLASS


Shareholder                               Number of Shares       Percent of Fund
-----------                               ----------------       ---------------

Firnbank Company                          405,733.7630           26.90%
c/o Trust Dept
First National Bank
P.O. Box 3128
Omaha, NE 68103-0128

Penfirn Company                           948,583.2850           62.90%
c/o Trust Dept - Dan Vuagniaux
P.O. Box 3128
Omaha, NE 68103-0128


CORE EQUITY FUND - INSTITUTIONAL CLASS


Shareholder                              Number of Shares       Percent of Fund
-----------                              ----------------       ---------------

Firnbank Company                         7,659,269.0350         58.27%
c/o Trust Dept
First National Bank
P.O. Box 3128
Omaha, NE 68103-0128

Penfirn Company                          4,177,544.2220         31.78%
c/o Trust Dept - Dan Vuagniaux
P.O. Box 3128
Omaha, NE 68103-0128

CORE EQUITY FUND - CLASS A


Shareholder                              Number of Shares       Percent of Fund
-----------                              ----------------       ---------------

Primevest Financial Services FBO         323.4250               6.80%
Bret J. Borota
400 First Street South, Suite 300
P.O. Box 283
St. Cloud, MN 56302-0283

Primevest Financial Services FBO         3,067.5790             64.47%
Primevest FINL SVCS AS CUST FOR
20208966
400 First Street South, Suite 300
P.O. Box 283
St. Cloud, MN 56302-0283

Primevest  FINL SVCS FBO                 991.6500               20.84%
Linda K. Young
400 First Street South, Suite 300
P.O. Box 283
St. Cloud, MN 56302-0283


CORE EQUITY FUND - CLASS B


Shareholder                              Number of Shares       Percent of Fund
-----------                              ----------------       ---------------

First National Bank of Omaha Cust        3,521.2850             35.33%
IRA A/C Archie O. Brown
7233 North 35th Circle
Omaha, NE 68112-2646

Primevest Financial Services FBO         4,111.9160             41.25%
Alan E. Severin
400 First Street South, Suite 300
P.O. Box 283
St. Cloud, MN 56302-0283

Primevest Financial Services FBO         1,285.3080             12.89%
Lori A. Smith
400 First Street South, Suite 300
P.O. Box 283
St. Cloud, MN 56302-0283

GROWTH OPPORTUNITIES FUND - INSTITUTIONAL CLASS


Shareholder                             Number of Shares        Percent of Fund
-----------                             ----------------        ---------------

Firnbank Company                        2,684,644.9170          57.75%
c/o Trust Dept
First National Bank
P.O. Box 3128
Omaha, NE 68103-0128

Penfirn Company                                                 39.46%
c/o Trust Dept - Dan Vuagniaux
P.O. Box 3128
Omaha, NE 68103-0128


GROWTH OPPORTUNITIES FUND - CLASS A


Shareholder                             Number of Shares        Percent of Fund
-----------                             ----------------        ---------------

Primevest Financial Services FBO        1,320.9870              26.91%
Laurie Zuckerman
400 First Street SO Suite 300
P.O. Box 283
St Cloud, MN 56302-0283

Primevest Financial Services FBO        2,104.9380              42.88%
Primevest FINL SVCS AS Cust FOR
52827614
400 First Street SO Suite 300
P.O. Box 283
St Cloud, MN 56302-0283

Primevest Financial Services FBO        1,174.6280              23.93%
Patricia Marrou TTEE
400 First Street South, Suite 300
P.O. Box 283
St. Cloud, MN 56302-0283

GROWTH OPPORTUNITIES FUND - CLASS B


Shareholder                             Number of Shares        Percent of Fund
-----------                             ----------------        ---------------

Primevest Financial Services FBO        922.2360                9.31%
Shannon Sklar
400 First Street South, Suite 300
P.O. Box 283
St. Cloud, MN 56302-0283

Primevest Financial Services FBO        1,011.7550              10.22%
Primevest FINL SVCS
     AS CUST FOR 75276132
400 First Street SO Suite 300
P.O. Box 283
St Cloud, MN 56302-0283

Primevest Financial Services FBO        1,804.2570              18.22%
Alan E. Severin
400 First Street South, Suite 300
P.O. Box 283
St. Cloud, MN 56302-0283

Primevest Financial Services FBO        1,033.5820              10.44%
Primevest FINL SVCS AS CUST FOR
76011560
400 First Street South, Suite 300
P.O. Box 283
St Cloud, MN 56302-0283

Primevest Financial Services FBO        920.5380                9.30%
Primevest FINL SVCS AS CUST FOR
54294869
400 First Street South, Suite 300
P.O. Box 283
St Cloud, MN 56302-0283

Primevest Financial Services FBO        836.8200                8.45%
Primevest FINL SVCS AS CUST FOR
48534709
400 First Street SO Suite 300
P.O. Box 283
St Cloud, MN 56302-0283

Primevest Financial Services FBO        1,628.6640              16.45%
Primevest FINL SVCS AS CUST FOR
7276688
400 First Street South, Suite 300
P.O. Box 283
St. Cloud, MN 56302-0283

Primevest Financial Services FBO        514.3540                5.20%
Primevest FINL SVCS AS CUST FOR
85227805
400 First Street South, Suite 300
P.O. Box 283
St. Cloud, MN 56302-0283


SMALL COMPANY FUND - INSTITUTIONAL CLASS


Shareholder                             Number of Shares        Percent of Fund
-----------                             ----------------        ---------------

Firnbank Company                        741,385.3800            43.56%
c/o Trust Dept
First National Bank
P.O. Box 3128
Omaha, NE 68103-0128

Penfirn Company                         876,372.2150            51.50%
c/o Trust Dept - Dan Vuagniaux
P.O. Box 3128
Omaha, NE 68103-0128


SMALL COMPANY FUND - CLASS A


Shareholder                             Number of Shares        Percent of Fund
-----------                             ----------------        ---------------

Primevest Financial Services FBO        1,333.2200              12.57%
Primevest FINL SVCS AS CUST FOR
54424535
400 First Street South, Suite 300
P.O. Box 283
St Cloud, MN 56302-0283

Primevest Financial Services FBO        1,595.9470              15.05%
Paseka Farms Inc.
400 First Street South, Suite 300
P.O. Box 283
St Cloud, MN 56302-0283

Primevest Financial Services FBO        1,797,0790              16.94%
Primevest FINL SVCS AS CUST FOR
52827614
400 First Street South, Suite 300
P.O. Box 283
St Cloud, MN 56302-0283

Primevest Financial Services FBO        1,583.4160              14.93%
Primevest FINL SVCS AS CUST FOR
20208966
400 First Street South, Suite 300
P.O. Box 283
St Cloud, MN 56302-0283

Primevest Financial Services FBO        584.8180                5.51%
Primevest FINL SVCS AS CUST FOR
38533319
400 First Street South, Suite 300
P.O. Box 283
St Cloud, MN 56302-0283

Primevest Financial Services FBO        640.1950                6.04%
SARAH BURRUS CUST FOR 19435639
400 First Street South, Suite 300
P.O. Box 283
St Cloud, MN 56302-0283

Primevest Financial Services FBO        605.9520                5.71%
Primevest FINL SVCS AS CUST FOR
20319238
400 First Street South, Suite 300
P.O. Box 283
St Cloud, MN 56302-0283

Primevest Financial Services FBO        633.2140                5.97%
Primevest FINL SVCS AS CUST FOR
63956336
400 First Street South, Suite 300
P.O. Box 283
St Cloud, MN 56302-0283

SMALL COMPANY FUND - CLASS B


Shareholder                             Number of Shares        Percent of Fund
-----------                             ----------------        ---------------

Primevest Financial Services CUST       645.1290                5.38%
A/C 55289183
400 First Street South, Suite 300
P.O. Box 283
St. Cloud, MN 56302-0283

Primevest Financial Services FBO        1,519.1970              12.68%
Alan E. Severin
400 First Street South, Suite 300
P.O. Box 283
St. Cloud, MN 56302-0283

Primevest Financial Services FBO        768.5110                6.41%
Primevest FINL SVCS AS CUST FOR
54294869
400 First Street South, Suite 300
P.O. Box 283
St. Cloud, MN 56302-0283

Primevest Financial Services FBO        1,805.0540              15.60%
Laurie Zuckerman400 First Street
South, Suite 300
P.O. Box 283
St. Cloud, MN 56302-0283

Primevest Financial Services FBO        702.7410                5.86%
Primevest FINL SVCS AS CUST FOR
48534709
400 First Street South, Suite 300
P.O. Box 283
St. Cloud, MN 56302-0283

Primevest Financial Services FBO        1,367.0540              11.41%
Primevest FINL SVCS AS CUST FOR
7276688
400 First Street South, Suite 300
P.O. Box 283
St. Cloud, MN 56302-0283

Primevest Financial Services FBO        666.2230                5.56%
Nancy M. Lazer
400 First Street South, Suite 300
P.O. Box 283
St. Cloud, MN 56302-0283

Primevest Financial Services FBO        1,475.2960              12.31%
Primevest FINL SVCS AS CUST FOR
85227805
400 First Street South, Suite 300
P.O. Box 283
St. Cloud, MN 56302-0283


VOTE OF A MAJORITY OF THE OUTSTANDING SHARES

      As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of a Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of such Fund present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of that Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding Shares of that Fund.

ADDITIONAL TAX INFORMATION

      This general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

      Each of the Funds of the Company is treated as a separate entity for federal income tax purposes and each intends to qualify as a "regulated investment company" under Subchapter M of the Code, for so long as such qualification is in the best interest of such Fund's Shareholders. Qualification as a regulated investment company under the Code requires, among other things, that the regulated investment company distribute to its Shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess if any, of net short-term capital gains over long-term capital losses). Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and certain other related income, including, generally, certain gains from options, futures and forward contracts derived with respect to its business of investing in such stock, securities or currencies; and (ii) at the end of each fiscal quarter of a Fund's taxable year, at least 50% of the market value of the Fund's total assets must be represented by cash and cash items, US Government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or more than 10% of the outstanding voting securities of such issuer, and (iii) at the end of each fiscal quarter of a Fund's taxable year, not more than 25% of the value of its total assets is invested in the securities (other than US Government securities or securities of other RICs) of any one issuer or two or more issuers that a Fund controls and which are engaged in the same, or similar, or related trades or businesses. For purposes of the 90% gross income requirement above, foreign currency gains that are not directly related to a Fund's principal business of investing in stock or securities (or options or futures with respect to stock or securities) may be excluded from income that qualifies under the 90% requirement.


      Each Fund contemplates declaring as dividends 100% of that Fund's investment company taxable income (before deduction of dividends paid). Because all of the Money Market Fund's net investment income is expected to be derived from earned interest and short-term capital gains, it is anticipated that no part of any distribution will be eligible for the dividends-received deduction for corporations. The Money Market Fund does not expect to realize any long-term capital gains and, therefore, does not foresee paying any "capital gains dividends" as described in the Code. In order to avoid the imposition of an excise tax, each Fund is required to distribute annually, prior to calendar year end, 98% of taxable ordinary income on a calendar year basis, 98% of capital gain net income realized in the 12 months preceding October 31, and the balance of undistributed taxable ordinary income and capital gain net income from the prior calendar year. If distributions during the calendar year are less than the required amounts, that Fund would be subject to a nondeductible 4% excise line tax on the deficiency. Each Fund intends to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. A Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirement for qualification as a RIC. If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to the shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.


      Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year that Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its Shareholders) and its distributions (including capital gain distributions) generally will be taxed as ordinary income dividends to shareholders. In such event, dividend distributions would be taxable to Shareholders to the extent of earnings and profits, and corporate shareholders would be eligible for the dividends received deduction.

      Foreign taxes may be imposed on a Fund by foreign countries with respect to its income from foreign securities. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, a Fund will be eligible to file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and United States possessions income taxes paid by a Fund. Since less than 50% in value of a Fund's total assets at the end of its fiscal year are expected to be invested in stocks or securities of foreign corporations, such Fund will not be entitled under the Code to pass through to its Shareholders their pro rata share of the foreign taxes paid by the Fund. These taxes will be taken as a deduction by such Fund.

      Each Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts paid to any Shareholder who (1) has provided either an incorrect tax identification number or no number at all, (2) who is subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of interest or dividends, (3) who has failed to certify to the Fund such shareholder is not subject to backup withholding, or (4) has failed to certify to the Fund that they are a U.S. person (including a resident alien).

      In addition, to the extent Shareholders receive distributions of income attributable to investments in repurchase agreements by a Fund, such distribution may also be subject to state or local taxes.

      A Fund may invest in complex securities such as repurchase agreements. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing, or character of the income distributed to you by a Fund.

      Any gain or loss recognized on a sale, exchange, or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

SPECIAL TAX CONSIDERATIONS FOR TAX-FREE FUNDS

      Under the Code, interest on loans incurred by shareholders to enable them to purchase or carry shares of one of the Tax-Free Funds may not be deducted for regular federal tax purposes. In addition, under rules used by the Internal Revenue Service for determining when borrowed funds are deemed used for the purpose of purchasing or carrying particular assets, the purchase of shares of one of the Tax-Free Funds may be considered to have been made with borrowed funds even through the borrowed funds are not directly traceable to the purchase of shares.

      For persons who are receiving Social Security or railroad retirement benefits, a portion of these benefits may become taxable, if they receive exempt-interest dividends from a Fund.

      A person who is a "substantial user" of facilities financed by industrial development or private activity bonds should consult their own tax adviser before purchasing shares of one of the Tax-Free Funds.

      Interest from municipal securities is tax-exempt for purposes of computing the shareholder's regular tax. However, interest from so-called private activity bonds issued after August 7, 1986, constitutes a tax preference item for both individuals and corporations and thus will enter into a computation of the alternative minimum tax ("AMT"). Whether or not that computation will result in a tax will depend on the entire content of your return. The fund will not invest more than 20% of its assets in the types of municipal securities that pay interest subject to AMT. An adjustment required by the Code will tend to make it more likely that corporate shareholders will be subject to AMT. They should consult their tax advisers.

STATE TAXES

      Distributions by a Fund to shareholders and the ownership of shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from regulated investment companies often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax adviser regarding state and local tax rules affecting an investment in Fund shares.

      Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Ginnie Mae or Fannie Mae securities, bankers acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-fee treatment. The rules on exclusion of this income are different for corporate shareholders.

      Information set forth in the Prospectus and this SAI which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of a Fund. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its Shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the tax discussion in the Prospectus and this SAI is based on tax laws and regulations which are in effect on the date of the Prospectus and this SAI; such laws and regulations may be changed by legislative or administrative action.

YIELD OF THE MONEY MARKET FUND


      For the seven-day period ended March 31, 2002, the yield and effective yield, respectively, of the Money Market Fund were 1.59% and 1.60%. For the 30-day period ended March 31, 2002, the yield for such Fund was 1.57%. In the absence of fee waivers, the yields for the period ended March 31, 2002 would have been 1.44%, 1.45% and 1.42%, respectively. The yield figures are based on historical earnings and are not intended to indicate future performance. The standardized seven-day yield for the Money Market Fund is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in the Money Market Fund having a balance of one Share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7). The net change in the account value of the Money Market Fund includes the value of additional Shares purchased with dividends from the original Share, dividends declared on both the original Share and any such additional Shares, and all fees, other than non-recurring account or sales charges, that are charged to all Shareholder accounts in proportion to the length of the base period and assuming the Money Market Fund's average account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The 30-day yield and effective yield are calculated as described above except that the base period is 30 days rather than seven days.

      The effective yield for the Money Market Fund is computed by compounding the base period return, as calculated above, by adding 1 to the base period return raising the sum to a power equal to 365 divided by seven and subtracting 1 from the result.

YIELD OF THE TAX-FREE FUNDS, THE BOND FUND, THE SHORT/INTERMEDIATE FUND AND THE INCOME FUND

      As summarized in the Prospectus under the heading "The Funds," yield of each of the Funds listed above will be computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by such Share's net asset value per share (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value, premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of each of such Funds will vary from time to time depending upon market conditions, the composition of such Fund's portfolio and operating expenses of the Company allocated to such Fund. These factors and possible differences in the methods used in calculating yield, should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of a Fund's shares and to the relative risks associated with the investment objective and policies of each Fund.


      For the 30-day period ended March 31, 2002, the yields for the Nebraska Fund, the Colorado Fund, the Income Fund, the Short/Intermediate Fund and the Bond Fund were 3.58%, 3.32%, 5.12%, 4.16% and 4.44%, respectively. In the absence of fee waivers, the yields for such Funds would have been 3.30%, 2.96%, 4.87%, 3.88% and 4.26%, respectively.


      The yield figures are based on historical earnings and are not intended to indicate future performance.

CALCULATION OF TOTAL RETURN


      As summarized in the Prospectus under the heading "The Funds," average annual total return is a measure of the change in value of an investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in such Fund immediately rather than paid to the investor in cash. Average annual total return will be calculated by: (a) adding to the total number of Shares purchased by a hypothetical $10,000 investment in that Fund all additional Shares which would have been purchased if all dividends and distributions paid during the period had been immediately reinvested; (b) calculating the value of the hypothetical initial investment of $10,000 as of the end of the period by multiplying the total number of Shares owned at the end of the period by the net asset value per share on the last trading day of the period; (c) assuming redemption at the end of the period; and (d) dividing this account value for the hypothetical investor by the initial $10,000 investment. Aggregate total return is a measure of change in value of an investment in a Fund over the relevant period and is similar to average annual total return except that the result is not annualized.


      The Funds may, when citing performance in marketing and sales literature, include the performance of investment vehicles which were predecessors to the Funds.

DISTRIBUTION RATES

      The Tax-Free Funds, Short/Intermediate Fund, Bond Fund, Income Fund, Balanced Fund, Equity Fund, Growth Fund, Small Company Fund and International Fund may from time to time advertise current distribution rates which are calculated by dividing the distributions per share made by a Fund over a 12-month period by the maximum offering price per share. The calculation of income in the distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses, although each Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital items which are often non-recurring in nature, whereas yield does not include such items. Distribution rate information will be accompanied by the standardized yield and total return data.

PERFORMANCE COMPARISONS


      From time to time, each Fund may advertise yield and/or total return. These figures will be based on historical earnings and are not intended to indicate future performance.

      The "yield" of the Fund refers to the income generated by an investment in a Fund over a seven-day or 30-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that seven-day or 30-day period is assumed to be generated each seven-day or 30-day period over a year and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

      The current yield of the U.S. Government Money Market Fund will be calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the Fund is determined by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = (Base Period Return + 1) 365/7) - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

      The yield of the Fund fluctuates, and the annualization of a week's dividend is not a representation by the Company as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

      For the seven-day period ended March 31, 2002, the U.S. Government Money Market Fund's yield was 1.59% for Institutional Shares, 1.54% for Class A Shares and 0.66% for Class B Shares, and the effective yield was 1.60% for Institutional Shares, 1.55% for Class A Shares and 0.66% for Class B Shares.

      The yield of a non-Money Market Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period generated each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula: Yield - 2([(a-b)/(cd) + 1]6 - 1), where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

      The Nebraska Tax-Free and Colorado Tax-Free Funds may also advertise a "tax-equivalent yield," which is calculated by determining the rate of return that would have to be achieved on a fully taxable instrument to produce the after-tax equivalent of the fund's yield, assuming certain tax brackets for a shareholder. The tax-equivalent yield of the Fund will be calculated by adding
(a) the portion of the Fund's yield that is non-tax-exempt and (b) the result obtained by dividing the portion of the Fund's yield that is tax-exempt by the difference of one minus a stated income tax rate.

      For the 30-day period ended March 31, 2002, the Funds' yields and tax-equivalent yields were as follows:

                                                    Yields                           Tax-equivalent Yields
                                                    ------                           ---------------------
                                   Institutional    Class A       Class B     Institutional   Class A     Class B
                                   -------------    -------       -------     -------------   -------     -------
Money Market Fund                       1.57%         1.50%         0.67%          N/A          N/A         N/A
Short/Intermediate Bond Fund            4.16%          N/A           N/A           N/A          N/A         N/A
Bond Fund                               4.44%          N/A           N/A           N/A          N/A         N/A
Income Fund                             5.12%         4.66%         4.16%
Nebraska Tax-Free Fund                  3.58%         3.32%          N/A          3.81%        3.53%        N/A
Colorado Tax-Free Fund                  3.32%         2.86%          N/A          3.48%        3.00%        N/A
Balanced Fund                           1.86%          N/A           N/A           N/A          N/A         N/A
Core Equity Fund                        1.00%         0.76%         0.07%          N/A          N/A         N/A
Growth Opportunities Fund              (0.27%)       (0.48%)       (1.23%)         N/A          N/A         N/A
Small Company Fund                      0.55%         0.34%       (0.387%)         N/A          N/A         N/A

      The Funds may, from time to time, compare their performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds or to unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs.

Calculation of Total Return

      TOTAL RETURN QUOTATION (BEFORE TAXES). The total return of a Fund refers to the average annual compound rate of return of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial investment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 investment made at the beginning of a designated time period.

      TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTION). The total return (after-taxes on distributions) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming no liquidation of the investment at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over one-, five- and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T)n = ATVD, where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions); n = number of years; and ATVD= value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, and assuming no liquidation of the investment at the end of the measurement periods. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date ) e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not factored into the calculation.

      TOTAL RETURN QUOTATION; AFTER-TAXES ON DISTRIBUTIONS AND REDEMPTIONS. The total return (after-taxes on distributions and redemption) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including, but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T)n = ATVDR, where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions and redemption); n = number of years; and ATVDR = value at the end of the one-, five-, and ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, assuming that the entire investment is redeemed at the end of each measurement period. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterization of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). Taxes due on redemptions by shareholders are calculated by subtracting the capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not factored into the calculation.

      The calculation of total return assumes reinvestment of all dividends and capital gain distribution on the reinvestment dates during the period and that the entire investment is redeemed at the end of the period. The performance results listed below refer to results for the fiscal year, the five-year period, the ten-year period, and the period from each Fund's inception ended March 31, 2002.

                                                                           Average Annual Total Return
                                                                           ---------------------------
                                                                                                                      Since
                                                                                                                      -----
Fund (Inception Date)                                      One-Year            Five-Year          Ten-Year          Inception
------------------------------------------------           ---------           ---------          ---------         ---------
Money Market Fund (January 1, 1992)
  Institutional                                               2.89%               4.71%              4.32%             4.32%
  Class A (July 31, 2001)                                      N/A                 N/A                N/A               N/A
  Class B (July 31, 2001)                                      N/A                 N/A                N/A              1.21%
  After taxes on distributions                                1.75%               2.82%              2.61%             2.61%
  After taxes on distributions and redemption                 1.75%               2.82%              2.61%             2.61%

Short/Intermediate Bond Fund (December 13, 1992)
  Institutional                                               1.26%               5.22%               N/A              5.06%
  After taxes on distributions                               (0.85%)              3.02%               N/A              2.86%
  After taxes on distributions and redemption                 0.81%               3.40%               N/A              2.95%

Bond Fund (December 13, 1992)
  Institutional                                               1.85%               5.85%               N/A              5.86%
  After taxes on distributions                               (0.22%)              3.45%               N/A              3.41%
  After taxes on distributions and redemption                 1.12%               3.54%               N/A              3.49%

Income Fund (March 9, 2001)
  Institutional                                               4.65%                N/A                N/A              4.63%
  Class A (July 31, 2001)                                      N/A                 N/A                N/A              1.01%
  Class B (July 31, 2001)                                      N/A                 N/A                N/A              0.97%
  After taxes on distributions                                2.10%                N/A                N/A              2.12%
  After taxes on distributions and redemption                 2.86%                N/A                N/A              2.51%

Nebraska Tax-Free Fund (March 9, 2001)
  Institutional                                               2.79%                N/A                N/A              2.97%
  Class A (July 31, 2001)                                      N/A                 N/A                N/A              0.57%
  After taxes on distributions                                2.60%                N/A                N/A              2.79%
  After taxes on distributions and redemption                 3.44%                N/A                N/A              3.17%

Colorado Tax-Free Fund (March 9, 2001)
  Institutional                                               2.22%                N/A                N/A              2.82%
  Class A (July 31, 2001)                                      N/A                 N/A                N/A             (1.23%)
  After taxes on distributions                                2.22%                N/A                N/A              2.82%
  After taxes on distributions and redemption                 2.74%                N/A                N/A              2.97%

Balanced Fund (August 6, 1996)
  Institutional                                               4.10%               4.48%               N/A              5.05%
  After taxes on distributions                                3.26%               2.73%               N/A              3.36%
  After taxes on distributions and redemption                 2.50%               2.92%               N/A              3.40%

Core Equity Fund (December 13, 1992)
  Institutional                                               6.64%               4.20%               N/A              8.87%
  Class A (July 31, 2001)                                      N/A                 N/A                N/A              5.95%
  Class B (July 31, 2001)                                      N/A                 N/A                N/A              5.67%
  After taxes on distributions                                5.89%               1.81%               N/A              6.44%
  After taxes on distributions and redemption                 4.30%               2.94%               N/A              6.58%

Growth Opportunities Fund (April 1, 1998)
  Institutional                                               8.58%                N/A                N/A              5.47%
  Class A (July 31, 2001)                                      N/A                 N/A                N/A              8.19%
  Class B (July 31, 2001)                                      N/A                 N/A                N/A              7.81%
  After taxes on distributions                                8.29%                N/A                N/A              5.24%
  After taxes on distributions and redemption                 5.25%                N/A                N/A              4.32%

Small Company Fund (June 10, 1996)
  Institutional                                              22.95%              10.46%               N/A             10.28%
  Class A (July 31, 2001)                                      N/A                 N/A                N/A             11.67%
  Class B (July 31, 2001)                                      N/A                 N/A                N/A             11.35%
  After taxes on distributions                               22.31%               9.33%               N/A              9.16%
  After taxes on distributions and redemption                14.27%               8.07%               N/A              7.95%

MISCELLANEOUS

      The Prospectus and this SAI omit certain of the information contained in the Registration Statement filed with the Commission. Copies of such information may be obtained from the commission upon payment of the prescribed fee.

      The Prospectus and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this SAI.

FINANCIAL STATEMENTS

      The following audited financial statements for all Funds except the International Fund are contained in the Funds' Annual Report, which is incorporated herein by reference, and considered legally part of, this SAI.

      1.    Schedules of Portfolio Investments as of March 31, 2002

      2.    Statements of Assets and Liabilities as of March 31, 2002

      3.    Statements of Operations for the period ended March 31, 2002

      4. Statements of Changes in Net Assets for the periods ended March 31, 2002 and 2001

      5.    Financial Highlights

      6.    Notes to Financial Statements

      7.    Independent Auditors' Report

      A copy of the Annual Report is delivered along with this SAI.

                                    APPENDIX

      COMMERCIAL PAPER RATINGS. Commercial paper ratings of Standard & Poor's Corporation ("S&P") are current assessments of the likelihood of timely payment of debt considered short-term in the relevant market. Commercial paper rated A1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted Al+. Commercial paper rated A2 by S&P indicates that capacity for timely payment on issues is satisfactory. However, the relative degree of safety is not as high as for issues designated A1. Commercial paper rated A3 by S&P indicates adequate capacity for timely payment. Such paper is, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Commercial paper rated B by S&P is regarded as having only speculative capacity for timely payment. Commercial paper rated C by S&P is regarded as short-term obligations with a doubtful capacity for payment. Commercial paper rated D by S&P is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

      Moody's Investors Service, Inc.'s ("Moody's") commercial paper rating are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. The rating Prime1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime1 (or supporting institutions) are considered to have a superior capacity for repayment of senior short-term debt obligations. Prime1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of Prime1 rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. Issuers rated Prime3 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained. Issuers rated Not Prime do not fall within any of the Prime rating categories.

      Commercial paper rated Fl+ by Fitch Inc. ("Fitch") is regarded as having the strongest degree of assurance for timely payments. Commercial paper rated F1 by Fitch is regarded as having an assurance of timely payment only slightly less than the strongest rating, i.e., Fl+. Commercial paper rated F2 by Fitch is regarded as having a satisfactory degree of assurance of timely payment, but the margin of safety is not as great as for issues assigned Fl+ or F1 ratings. Commercial paper rated F3 by Fitch is regarded as having characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade. Commercial paper rated FS by Fitch is regarded as having characteristics suggesting a minimal degree of assurance for timely payment and is vulnerable to near term adverse changes in financial and economic conditions. Commercial paper rated D by Fitch is in actual or imminent payment default.

      The plus (+) sign is used after a rating symbol to designate the relative position of an issuer within the rating category.


      CORPORATE DEBT RATINGS. A S&P corporate debt rating is a current assessment of the credit-worthiness of an obligor with respect to a specific obligation. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

      The following summarizes the four highest ratings used by Moody's for corporate debt. Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds that are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future. Bonds that are rated Baa by Moody's are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Moody's applies numerical modifiers (1, 2, and 3) with respect to bonds rated Aa through Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

      The following summarizes the four highest long-term debt ratings by Duff. Debt rated AAA has the highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt. Debt rated AA has a high credit quality and protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. Debt rated A has protection factors that are average but adequate. However, risk factors are more variable and greater in periods of economic stress. Debt rated BBB has below average protection factors but is still considered sufficient for prudent investment. However, there is considerable variability in risk during economic cycles.

      To provide more detailed indications of credit quality, the ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

      The following summarizes the four highest long-term debt ratings by Fitch (except for AAA ratings, plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category). Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "F-1+". Bonds rated as A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings for these bonds will fall below investment grade is higher than for bonds with higher ratings.

MUNICIPAL OBLIGATIONS RATINGS

      The following summarizes the three highest ratings used by Moody's for state and municipal short-term obligations. Obligations bearing MIG1 or VMIG1 designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing. Obligations rated MIG2 or VMIG2 denote high quality with ample margins of protection although not so large as in the preceding rating group. Obligations bearing MIG3 or VMIG3 denote favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

      S&P SP1, SP2, and SP3 municipal note ratings (the three highest ratings assigned) are described as follows:

            "SP1": Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

            "SP2": Satisfactory capacity to pay principal and interest.

            "SP3": Speculative capacity to pay principal and interest.

      The following summarizes the four highest ratings used by Moody's for state and municipal bonds:

            "Aaa": Bonds judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

            "Aa": Bonds judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

            "A": Bonds which possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


            "Baa": Bonds which are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


      The following summarizes the four highest ratings used by S&P for state and municipal bonds:

            "AAA": Debt which has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

            "AA": Debt which has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

            "A": Debt which has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

            "BBB": Debt which has adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

DEFINITIONS OF CERTAIN MONEY MARKET INSTRUMENTS

Commercial Paper

      Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Certificates of Deposit

      Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Bankers' Acceptances

      Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

U.S. Treasury Obligations

      U.S. Treasury Obligations are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. government. These obligations may include Treasury bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. government, provided such obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. government.



U.S. Government Agency and Instrumentality Obligations

      Obligations of the U.S. government include Treasury bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association, the Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal Land Banks, the Federal Housing Administration, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. Some of these obligations, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks, are supported only by the credit of the instrumentality. No assurance can be given that the U. S. government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law.


                                                                 FFF-SX-001-0200

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                OTHER INFORMATION

ITEM  23. EXHIBITS

a-1 Articles of Incorporation (incorporated by reference to Exhibit 1.1 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)


a-2 Amendment to Articles of Incorporation, dated December 19, 1994 (incorporated by reference to Exhibit 1.2 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

a-3 Amendment to Articles of Incorporation, dated January 31, 1996 (incorporated by reference to Exhibit 1.3 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

a-4 Amendment to Articles of Incorporation, dated July 29, 1996 (incorporated by reference to Exhibit 1.4 to PEA No. 6 on Form N-1A Registration Statement filed December 10, 1996)

a-5 Amendment to Articles of Incorporation, dated July 8, 1998 (incorporated by reference to Exhibit a-5 to PEA No. 11 on Form N-1A filed July 28,
      2000)

a-6   Amendment to Articles of Incorporation, dated October 15,
      1999(incorporated by reference to Exhibit a-6 to PEA No. 11 on Form-1A filed July 28, 2000)

a-7 Amendment to Articles of Incorporation, dated July 24, 2000 (incorporated by reference to Exhibit a-7 to PEA No. 11 on Form N-1A filed July 28,
      2000)

a-8 Amendment to Articles of Incorporation, dated July 30, 2001 (incorporated by reference to Exhibit a-8 to PEA No. 14 on Form N-1A filed July 30,
      2001)

a-9 Amendment to Articles of Incorporation dated July 25, 2002 is filed herewith

b. Bylaws (incorporated by reference to Exhibit 2 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)


c.    Not applicable


d-1 Investment Advisory Agreement, as amended (incorporated by reference to Exhibit 5.1 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

d-2 Investment Advisory Agreement relating to the First Omaha Growth Fund (incorporated by reference to Exhibit 5.2 to PEA No. 8 on Form N-1A Registration Statement filed January 9, 1998)
d-3 Amended Schedule A to Investment Advisory Agreements relating to First Omaha Income Fund and First Omaha Nebraska Tax-Exempt Fund (incorporated by reference to Exhibit d-3 to PEA No. 14 on Form N-1A filed July 30,
      2001)

d-4 Amended and Restated Schedule A to each Investment Advisory Agreement, adding First Focus International Equity Fund and updating the names of the Funds and the Advisers, is filed herewith

d-5 Form of Investment Sub-Advisory Agreement (incorporated by reference to Exhibit d-5 to PEA No. 15 on Form N-1A Registration Statement filed January 29, 2002)

e-1 Distribution Agreement (incorporated by reference to Exhibit e-1 to PEA No. 13 on Form N-1A Registration Statement filed September 29, 2000)


f.    Not applicable


g-1 Custodian Agreement, as amended (incorporated by reference to Exhibit 8.1 to PEA No. 5 on Form N-1A Registration Statement filed July 23,1996)

g-2 Amended Schedule A to the Custodian Agreement relating to First Omaha Income Fund, First Omaha Nebraska Tax-Exempt Fund and First Omaha Colorado Tax-Exempt Fund (incorporated by reference to Exhibit g-2 to PEA No. 14 on Form N-1A filed July 30, 2001)

g-3 Custodian Agreement between Northern Trust and the Registrant relating to the International Equity Fund is filed herewith

h-1 Administration Agreement (incorporated by reference to Exhibit h-1 to PEA No. 13 on Form N-1A Registration Statement filed September 29, 2000)

h-2 Administrative Services Plan and Servicing Agreement (incorporated by reference to Exhibit 9.3 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

h-3 Transfer Agency Agreement, as amended (incorporated by reference to Exhibit 9.4 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

h-4 Amended Schedule A to the Transfer Agency Agreement by and between First Omaha Funds, Inc. and First National Bank of Omaha (incorporated by reference to Exhibit h-4 to PEA No. 14 on Form N-1A filed July 30, 2001)

h-5 Form of Amended and Restated Servicing Agreement to Administrative Services Plan (incorporated by reference to Exhibit 9.6 to PEA No. 6 on Form N-1A Registration Statement filed December 10, 1996)

h-6 Amended Appendix A to the Servicing Agreement to Administrative Services Plan (incorporated by reference to Exhibit 9.9 to PEA No. 8 on Form N-1A Registration Statement filed January 9, 1998)

i. Opinion and Consent of Messrs. Cline, Williams, Wright, Johnson & Oldfather, L.L.P.(incorporated by reference to Exhibit I to PEA No. 14 on Form N-1A Registration Statement filed on July 30, 2001)

j.    Consent of KPMG, LLP is filed herewith


k.    Not applicable


l.    Subscription Agreement of Miriam M. Allison (incorporated by reference to
      Exhibit 13 to PEA No. 5 on Form N-1A Registration Statement filed July 23,
      1996)


m-1 Distribution Plan - Class A Shares, dated May 9, 2001 (incorporated by reference to Exhibit m-1 to PEA No. 13 on Form N-1A Registration Statement filed June 1, 2001)

m-2 Distribution and Shareholder Services Plan - Class B Shares, dated May 9, 2001 (incorporated by reference to Exhibit m-2 to PEA No. 13 on Form N-1A Registration Statement filed June 1, 2001)

n. Multiple Class of Shares Plan, dated May 9, 2001 (incorporated by reference to Exhibit n to PEA No. 13 on Form N-1A Registration Statement filed June 1, 2001)

o.    Not applicable

p-1 Codes of Ethics of the Registrant, First National Bank of Omaha, FNC Trust Group and SEI Investments Distribution Co.(incorporated by reference to Exhibit P to PEA No. 14 on Form N-1A Registration Statement filed July 30,
      2001)


p-2 Code of Ethics for KBC Asset Management International Ltd. is filed herewith

q. Powers of attorney (incorporated by reference to Exhibit q to PEA No. 15 on Form N-1A Registration Statement filed January 29, 2002)


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      None

ITEM 25. INDEMNIFICATION

      Section 21-2004 (15) of Nebraska Business Corporation Act allows indemnification of officers and directors of the Registrant under circumstances set forth therein. The Registrant has made such indemnification mandatory. Reference is made to Article 8-D of the Articles of Incorporation (Exhibit 1),
Article XIII of the Bylaws of Registrant (Exhibit 2).

      The general effect of such provision is to require indemnification of persons who are in an official capacity with the corporation against judgments, penalties, fines and reasonable expenses including attorneys' fees incurred by said person if: (1) the person has not been indemnified by another organization for the same judgments, penalties, fines and expenses for the same acts or omissions; (2) the person acted in good faith; (3) the person received no improper personal benefit; (4) in the case of a criminal proceeding, the person had no reasonable cause to believe the conduct was unlawful; and (5) in the case of directors, officers and employees of the corporation, such persons reasonably believed that the conduct was in the best interest of the corporation, or in the case of directors, officers or employees serving at the request of the corporation for another organization, such person reasonably believed that the conduct was not opposed to the best interests of the corporation. A corporation is permitted to maintain insurance on behalf of any officer, director, employee or agent of the corporation, or any person serving as such at the request of the corporation, against any liability of such person.

      Nevertheless, Article 8-D of the Articles of Incorporation prohibits any indemnification which would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended and Article XIII of the Fund's Bylaws prohibits any indemnification inconsistent with the guidelines set forth in Investment Company Act Releases No. 7221 (June 9, 1972) and No. 11330 (September 2, 1980). Such Releases prohibit indemnification in cases involving willful misfeasance, bad faith, gross negligence and reckless disregard of duty and establish procedures for the determination of entitlement to indemnification and expense advances.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Registrant is against public policy as expressed in the Act and, therefore, may be unenforceable. In the event that a claim for such indemnification (except insofar as it provides for the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person and the Securities and Exchange Commission is still of the same opinion, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

      In addition to the indemnification provisions contained in the Registrant's Articles and Bylaws, there are also indemnification and hold harmless provisions contained in the Investment Advisory Agreement, Distribution Agreement, Administration and Fund Accounting Agreement and Custodian Agreement. Finally, the Registrant has also included in its Articles of Incorporation (See
Article X of the Articles of Incorporation (Exhibit 1)) a provision which eliminates the liability of outside directors to monetary damages for breach of fiduciary duty by such directors. Pursuant to Neb. Rev. Stat. Section 21-2035
(2), such limitation of liability does not eliminate or limit liability of such directors for any act or omission not in good faith which involves intentional misconduct or a knowing violation of law, any transaction from which such director derived an improper direct or indirect financial benefit, for paying a dividend or approving a stock repurchase which was in violation of the Nebraska Business Corporation Act and for any act or omission which violates a declaratory or injunctive order obtained by the Registrant or its shareholders.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


      FNB Fund Advisers ("FNB"), a division of First National Bank of Omaha ("First National") is the investment adviser for First Focus International Equity Fund, First Focus Small Company Fund, First Focus Core Equity Fund, First Focus Balanced Fund, First Focus Bond Fund, First Focus Short/Intermediate Bond Fund, First Focus U.S. Government Money Market Fund, First Focus Income Fund and First Focus Nebraska Tax-Free Fund. FNC Fund Advisers ("FNC"), also a division of First National, is the investment adviser for the First Focus Growth Opportunities Fund and the First Focus Colorado Tax-Free Fund. First National is a subsidiary of First National of Nebraska, Inc.. The Advisers provide a full range of financial and trust services to businesses, individuals, and government entities. The Advisers serve Nebraska, as well as other areas of the Midwest. As of December 31, 2000, FNB had approximately $7.4 billion of assets under administration, including approximately $1.6 billion under management.


            To the knowledge of Registrant, none of the directors or officers of the Advisers is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain officers and directors of the Advisers also hold positions with the Advisers' parent, First National of Nebraska, Inc., or its subsidiaries or affiliates.

ITEM 27. PRINCIPAL UNDERWRITERS:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

      Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

       SEI Daily Income Trust                               July 15, 1982
       SEI Liquid Asset Trust                               November 29, 1982
       SEI Tax Exempt Trust                                 December 3, 1982
       SEI Index Funds                                      July 10, 1985
       SEI Institutional Managed Trust                      January 22, 1987
       SEI Institutional International Trust                August 30, 1988
       The Advisors' Inner Circle Fund                      November 14, 1991
       STI Classic Funds                                    May 29, 1992



       The Arbor Fund                                       January 28, 1993
       Bishop Street Funds                                  January 27, 1995
       STI Classic Variable Trust                           August 18, 1995
       SEI Asset Allocation Trust                           April 1, 1996
       SEI Institutional Investments Trust                  June 14, 1996
       HighMark Funds                                       February 15, 1997
       Armada Funds                                         March 8, 1997
       Expedition Funds                                     June 9, 1997
       Oak Associates Funds                                 February 27, 1998
       The Nevis Fund, Inc.                                 June 29, 1998
       CNI Charter Funds                                    April 1, 1999

       The Armada Advantage Fund                            May 1, 1999
       Amerindo Funds Inc.                                  July 13, 1999



       iShares, Inc.                                        January 28, 2000
       SEI Insurance Products Trust                         March 29, 2000
       iShares Trust                                        April 25, 2000
       Pitcairn Funds                                       August 1, 2000
       First Focus Funds, Inc.                              October 1, 2000
       Johnson Family Funds, Inc.                           November 1, 2000
       The MDL Funds                                        January 24, 2001
       Causeway Capital Management                          September 20, 2001

      The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

NAME                               POSITION AND OFFICE                       POSITIONS AND OFFICES
----                               WITH UNDERWRITER                          WITH REGISTRANT
                                   ----------------                          ---------------
Alfred P. West, Jr.                Director, Chairman of the
                                   Board of Directors

Richard B. Lieb                    Director, Executive Vice President

Carmen V. Romeo                    Director

Mark J. Held                       President & Chief Operating Officer

Dennis J. McGonigle                Executive Vice President

Robert M. Silvestri                Chief Financial Officer & Treasurer

Todd Cipperman                     Senior Vice President & General Counsel

Carl A. Guarino                    Senior Vice President

Jack May                           Senior Vice President

Kevin P. Robins                    Senior Vice President

Patrick K. Walsh                   Senior Vice President

Wayne M. Withrow                   Senior Vice President

Robert Aller                       Vice President

John D. Anderson                   Vice President & Managing Director

Timothy D. Barto                   Vice President & Assistant Secretary

Robert Crudup                      Vice President & Managing Director

Richard A. Deak                    Vice President & Assistant Secretary

Scott W. Dellorfano                Vice President & Managing Director

Barbara Doyne                      Vice President

Jeff Drennen                       Vice President

Scott C. Fanatico                  Vice President & Managing Director

Vic Galef                          Vice President & Managing Director

Steven A. Gardner                  Vice President & Managing Director

Lydia A. Gavalis                   Vice President & Assistant Secretary

Greg Gettinger                     Vice President & Assistant Secretary

Kathy Heilig                       Vice President

Jeff Jacobs                        Vice President

Bridget Jensen                     Vice President

Samuel King                        Vice President

John Kirk                          Vice President & Managing Director

Kim Kirk                           Vice President & Managing Director

John Krzeminski                    Vice President & Managing Director

Karen LaTourette                   Secretary

Alan H. Lauder                     Vice President

Paul Lonergan                      Vice President & Managing Director

Ellen Marquis                      Vice President

Christine M. McCullough            Vice President & Assistant Secretary

Carolyn McLaurin                   Vice President & Managing Director

Mark Nagle                         Vice President

Joanne Nelson                      Vice President

Rob Redican                        Vice President

Maria Rinehart                     Vice President

Steve Smith                        Vice President

Daniel Spaventa                    Vice President

Kathryn L. Stanton                 Vice President

Sherry K. Vetterlein               Vice President & Assistant Secretary

Lori L. White                      Vice President & Assistant Secretary

William E. Zitelli, Jr.            Vice President & Assistant Secretary

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

      Records relating to the Administrator's functions as fund administrator for the Registrant are located at One Freedom Valley Drive, Oaks, Pennsylvania 19456. All other accounts, books and other documents required to be maintained under section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of First National, One First National Center, Omaha, Nebraska 68102, FNC, 1701 23rd Avenue, Greeley, Colorado 80632, or DST Systems, Inc., 210 W. 10th Street, Kansas City, Missouri 64105.

ITEM 29. MANAGEMENT SERVICES

      Not applicable.

ITEM 30. UNDERTAKINGS

      The Registrant undertakes to provide a copy of its Annual Report to Shareholders upon request and without charge to each person to whom the Prospectus of the Funds has been delivered.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, as amended (the"1933 Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Omaha and the State of Nebraska, on the 31st day of July, 2002.


                                             FIRST FOCUS FUNDS, INC.


                                             /s/ DAVID P.  GREER
                                             -----------------------------------
                                             David P.  Greer, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.


/s/ DAVID P.  GREER
------------------------------------
David P.  Greer                         President, Principal               July 31, 2002
                                        Executive, Financial &
                                        Accounting Officer & Director

*
------------------------------------
Joseph Caggiano                         Director                           July 31, 2002

*
------------------------------------
Robert A.  Reed                         Director                           July 31, 2002

*
------------------------------------
Harry A.  Koch, Jr.                     Director                           July 31, 2002

*
------------------------------------
Gary Witt                               Director                           July 31, 2002



* By: /s/ DAVID P.  GREER
      ------------------------------
          David P. Greer
          Attorney-in-fact

                                  EXHIBIT INDEX

a-1 Articles of Incorporation (incorporated by reference to Exhibit 1.1 to PEA No. 5 on Form N- 1A Registration Statement filed July 23, 1996)


a-2 Amendment to Articles of Incorporation, dated December 19, 1994 (incorporated by reference to Exhibit 1.2 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

a-3 Amendment to Articles of Incorporation, dated January 31, 1996 (incorporated by reference to Exhibit 1.3 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

a-4 Amendment to Articles of Incorporation, dated July 29, 1996 (incorporated by reference to Exhibit 1.4 to PEA No. 6 on Form N-1A Registration Statement filed December 10, 1996)

a-5 Amendment to Articles of Incorporation, dated July 8, 1998 (incorporated by reference to Exhibit a-5 to PEA No. 11 on Form N-1A filed July 28,
      2000)

a-6   Amendment to Articles of Incorporation, dated October 15,
      1999(incorporated by reference to Exhibit a-6 to PEA No. 11 on Form N-1A filed July 28, 2000)

a-7 Amendment to Articles of Incorporation, dated July 24, 2000 (incorporated by reference to Exhibit a-7 to PEA No. 11 on Form N-1A filed July 28,
      2000)

a-8 Amendment to Articles of Incorporation, dated July 30, 2001 (incorporated by reference to Exhibit a-8 to PEA No. 14 on Form N-1A filed July 30,
      2001)

a-9 Amendment to Articles of Incorporation dated July 25, 2002 is filed herewith

b. Bylaws (incorporated by reference to Exhibit 2 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)


c.    Not applicable


d-1 Investment Advisory Agreement, as amended (incorporated by reference to Exhibit 5.1 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

d-2 Investment Advisory Agreement relating to the First Omaha Growth Fund (incorporated by reference to Exhibit 5.2 to PEA No. 8 on Form N-1A Registration Statement filed January 9, 1998)

d-3 Amended Schedule A to Investment Advisory Agreements relating to First Omaha Income Fund and First Omaha Nebraska Tax-Exempt Fund (incorporated by reference to Exhibit d- 3 to PEA No. 14 on Form N-1A filed July 30,
      2001)

d-4 Amended and Restated Schedule A to each Investment Advisory Agreement, adding First Focus International Equity Fund and updating the names of the Funds and the Advisers, is filed herewith
d-5 Form of Investment Sub-Advisory Agreement (incorporated by reference to Exhibit d-5 to PEA No. 15 on Form N-1A Registration Statement filed January 29, 2002)

e-1 Distribution Agreement (incorporated by reference to Exhibit e-1 to PEA No. 13 on Form N-1A Registration Statement filed September 29, 2000)


f.    Not applicable


g-1 Custodian Agreement, as amended (incorporated by reference to Exhibit 8.1 to PEA No. 5 on Form N-1A Registration Statement filed July 23,1996)

g-2 Amended Schedule A to the Custodian Agreement relating to First Omaha Income Fund, First Omaha Nebraska Tax-Exempt Fund and First Omaha Colorado Tax-Exempt Fund (incorporated by reference to Exhibit g-2 to PEA No. 14 on Form N-1A filed July 30, 2001)

g-3 Custodian Agreement between Northern Trust and the Registrant relating to the International Equity Fund is filed herewith

h-1 Administration Agreement (incorporated by reference to Exhibit h-1 to PEA No. 13 on Form N-1A Registration Statement filed September 29, 2000)

h-2 Administrative Services Plan and Servicing Agreement (incorporated by reference to Exhibit 9.3 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

h-3 Transfer Agency Agreement, as amended (incorporated by reference to Exhibit 9.4 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

h-4 Amended Schedule A to the Transfer Agency Agreement by and between First Omaha Funds, Inc. and First National Bank of Omaha (incorporated by reference to Exhibit h-4 to PEA No. 14 on Form N-1A filed July 30, 2001)

h-5 Form of Amended and Restated Servicing Agreement to Administrative Services Plan (incorporated by reference to Exhibit 9.6 to PEA No. 6 on Form N-1A Registration Statement filed December 10, 1996)

h-6 Amended Appendix A to the Servicing Agreement to Administrative Services Plan (incorporated by reference to Exhibit 9.9 to PEA No. 8 on Form N-1A Registration Statement filed January 9, 1998)

i. Opinion and Consent of Messrs. Cline, Williams, Wright, Johnson & Oldfather, L.L.P.(incorporated by reference to Exhibit I to PEA No. 14 on Form N-1A Registration Statement filed on July 30, 2001)

j.    Consent of KPMG, LLP is filed herewith


k.    Not applicable

l.    Subscription Agreement of Miriam M. Allison (incorporated by reference to
      Exhibit 13 to PEA No. 5 on Form N-1A Registration Statement filed July 23,
      1996)


m-1 Distribution Plan - Class A Shares, dated May 9, 2001 (incorporated by reference to Exhibit m-1 to PEA No. 13 on Form N-1A Registration Statement filed June 1, 2001)

m-2 Distribution and Shareholder Services Plan - Class B Shares, dated May 9, 2001 (incorporated by reference to Exhibit m-2 to PEA No. 13 on Form N-1A Registration Statement filed June 1, 2001)

n. Multiple Class of Shares Plan, dated May 9, 2001 (incorporated by reference to Exhibit n to PEA No. 13 on Form N-1A Registration Statement filed June 1, 2001)

o.    Not applicable

p-1 Codes of Ethics of the Registrant, First National Bank of Omaha, FNC Trust Group and SEI Investments Distribution Co.(incorporated by reference to Exhibit P to PEA No. 14 on Form N-1A Registration Statement filed July 30,
      2001)


p-2 Code of Ethics for KBC Asset Management International Ltd. is filed herewith

q. Powers of attorney (incorporated by reference to Exhibit q to PEA No. 15 on Form N-1A Registration Statement filed January 29, 2002)